UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-23002

LATTICE STRATEGIES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Copy to:

John V. O’Hanlon, Esq.

Dechert LLP

One International Place, 40th Floor

100 Oliver Street

Boston, MA 02110-2605

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Hartford Multifactor ETFs
Annual Report
September 30, 2019
Hartford Multifactor Developed Markets (ex-US) ETF
Hartford Multifactor Emerging Markets ETF
Hartford Multifactor Global Small Cap ETF1
Hartford Multifactor Low Volatility International Equity ETF2
Hartford Multifactor Low Volatility US Equity ETF
Hartford Multifactor REIT ETF
Hartford Multifactor US Equity ETF
1 Effective November 6, 2019, Hartford Multifactor Global Small Cap ETF’s name changed to Hartford Multifactor Small Cap ETF
2 Effective November 6, 2019, Hartford Multifactor Low Volatility International Equity ETF’s name changed to Hartford Multifactor Diversified International ETF
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (www.hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary. Your election to receive reports in paper will apply to all Hartford Funds held in your account.
HARTFORDFUNDS
OUR BENCHMARK IS THE INVESTORS.®

A MESSAGE FROM THE PRESIDENT

Dear Fellow Shareholders:

Thank you for investing in Hartford Multifactor ETFs. The following is the Funds’ Annual Report covering the period from October 1, 2018 through September 30, 2019.

Market Review

During the 12 months ended September 30, 2019, U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 gained 4.25%.

Political uncertainty remained a core driver of increased market volatility throughout the period. Escalating trade tensions between the U.S. and China, continued debate over how the UK will handle its departure from the European Union, and the September announcement of an impeachment inquiry against President Trump all weighed on markets.

Against this backdrop, however, July 1, 2019 marked a significant milestone: The U.S. entered the longest period of economic expansion on record, according to The National Bureau of Economic Research. Strong consumer spending in the U.S. has continued to buoy the domestic economy, helped by an unemployment rate that stayed at or below 4% throughout the 12-month period ended September 30, 2019.

However, signs of a slowing global economy prompted central banks around the world to shift to more accommodating monetary policy. The U.S. Federal Reserve cut interest rates in July and September 2019, to 1.75-2%, while the European Central Bank, which already had established negative interest rates, further cut its rate to -0.5% as of September 18, 2019.

Politics, both at home and abroad, are likely to continue to play a key role in market movements this year. For this reason, we encourage you to maintain a strong relationship with your financial advisor, who can help guide you through shifting markets confidently. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford Multifactor ETFs. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford Funds

[1]	S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks.

Hartford Multifactor ETFs

*	Effective November 6, 2019, the Fund’s name changed to the Hartford Multifactor Small Cap ETF.
**	Effective November 6, 2019, the Fund’s name changed to the Hartford Multifactor Diversified International ETF.

The views expressed in each Fund’s Manager Discussion contained in the Fund Overview section are views of that Fund’s sub-adviser and portfolio management team through the end of the period and are subject to change based on market and other conditions. Each Fund’s Manager Discussion is for informational purposes only and does not represent an offer, recommendation or solicitation to buy, hold or sell any security. The specific securities identified and described, if any, do not represent all of the securities purchased or sold and you should not assume that investments in the securities identified and discussed will be profitable.

Hartford Multifactor Developed Markets (ex-US) ETF

Fund Overview

September 30, 2019 (Unaudited)

Inception 2/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in major developed markets of Europe, Canada and the Pacific Region.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns

for the Periods Ending 9/30/19

	1 Year	Since Inception[1]
Multifactor Developed Markets (ex-US) ETF (NAV Return)	-1.78%	4.92%
Multifactor Developed Markets (ex-US) ETF (Market Price Return)	-1.42%	4.99%
Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index	-1.80%	5.08%
MSCI World ex USA Index (Net)	-0.95%	2.98%

[1]	Inception: 2/25/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2019.

2

Hartford Multifactor Developed Markets (ex-US) ETF

Fund Overview – (continued)

September 30, 2019 (Unaudited)

Hartford Multifactor Developed Markets (ex-US) ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index (LRODMX) (“the Index”), which tracks the performance of companies located in major developed markets of Europe, Canada, and the Pacific Region.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by providing exposure to the growth potential of international companies while explicitly seeking to reduce volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across developed market economies and potentially reducing individual country, currency, and individual company risks.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned -1.78% at net asset value (“NAV”) for the fiscal year ending September 30, 2019 compared to Hartford Risk-Optimized Multifactor Developed Market (ex-US) Index, which returned -1.80% for the same period. Futures contracts are used to equitize dividend receivables and cash during Fund rebalancing. The use of derivatives did not have a material impact on performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of September 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.8%
Consumer Discretionary	10.1
Consumer Staples	9.5
Energy	4.8
Financials	21.4
Health Care	11.4
Industrials	12.7
Information Technology	5.7
Materials	5.2
Real Estate	6.0
Utilities	5.8

Total	99.4%

Short-Term Investments	0.0 *
Other Assets & Liabilities	0.6

Total	100.0%

*	Percentage rounds to zero.

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Multifactor Emerging Markets ETF

Fund Overview

September 30, 2019 (Unaudited)

Inception 2/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index based upon the emerging markets of the world.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns

for the Periods Ending 9/30/19

	1 Year	Since Inception
Multifactor Emerging Markets ETF (NAV Return)	-1.90%	-0.53%	[1]
Multifactor Emerging Markets ETF (Market Price Return)	-1.83%	-0.62%	[1]
Hartford Multifactor Emerging Markets Equity Index	—	-5.72%	[2]
Hartford Multifactor Emerging Markets Equity Spliced Index[3]	-1.61%	0.03%	[1]
Hartford Risk-Optimized Multifactor Emerging Markets Index	-1.46%	0.06%	[1]
MSCI Emerging Markets Index (Net)	-2.02%	2.69%	[1]

[1]	Inception: 2/25/2015
[2]	Inception: 6/28/2019
[3]

The performance of Hartford Multifactor Emerging Markets Equity Spliced Index reflects the performance of Hartford Risk-Optimized Multifactor Emerging Markets Index through 09/11/2019, and the performance of the Hartford Multifactor Emerging Markets Equity Index for the period from 09/11/2019 though 09/30/2019

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Effective September 11, 2019, the Fund changed its proprietary custom benchmark index to Hartford Multifactor Emerging Markets Equity Index from Hartford Risk-Optimized Multifactor Emerging Markets Index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s revised investment strategy. Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus as supplemented was 0.44%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2019.

4

Hartford Multifactor Emerging Markets ETF

Fund Overview – (continued)

September 30, 2019 (Unaudited)

Hartford Multifactor Emerging Markets ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Multifactor Emerging Markets Equity Index (LROEMX) (“the Index”), which tracks the performance of companies located in the emerging markets of the world.

The Fund seeks to generate returns and reduce volatility by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)

Deliberately Allocate Risks by expanding the investment opportunity and seeking to harness emerging markets’ growth potential and allocating risk across countries while explicitly seeking to reduce volatility and drawdown risk.

2)	Improve Diversification by improving exposure to countries earlier in their growth cycle (beyond the largest emerging countries) as well as to companies tied more closely to local emerging economies.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned -1.90% at net asset value (“NAV”) for the fiscal year ending September 30, 2019 as compared to Hartford Multifactor Emerging Markets Equity Spliced Index which returned -1.61% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Futures contracts are used to equitize dividend receivables and cash during Fund rebalancing. The use of derivatives did not have a material impact on performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of September 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	12.8%
Consumer Discretionary	11.9
Consumer Staples	6.5
Energy	5.4
Financials	25.1
Health Care	4.0
Industrials	6.9
Information Technology	13.2
Materials	7.9
Real Estate	1.2
Utilities	4.6

Total	99.5%

Short-Term Investments	0.1
Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Multifactor Global Small Cap ETF*

Fund Overview

September 30, 2019 (Unaudited)

Inception 3/23/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of small capitalization exchange traded equity securities.

*

Effective November 6, 2019, the Fund changed its strategy and proprietary custom benchmark. The information in this report is as of the fiscal year ended September 30, 2019 and reflects the Fund’s prior strategy and benchmark.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns

for the Periods Ending 9/30/19

	1 Year	Since Inception[1]
Multifactor Global Small Cap ETF (NAV Return)	-7.46%	5.45%
Multifactor Global Small Cap ETF (Market Price Return)	-7.33%	5.39%
Hartford Risk-Optimized Multifactor Global Small Cap Index	-7.27%	5.94%
MSCI ACWI Small Cap Index (Net)	-5.45%	5.27%

[1]	Inception: 3/23/2015

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.39%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2019.

6

Hartford Multifactor Global Small Cap ETF

Fund Overview – (continued)

September 30, 2019 (Unaudited)

Hartford Multifactor Global Small Cap ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor Global Small Cap Index (LROGSX) (“the Index”), which tracks the performance of small cap exchange-traded equity securities.

Effective November 6, 2019, Hartford Multifactor Global Small Cap ETF will begin tracking a new underlying index, Hartford Multifactor Small Cap Index (Bloomberg Ticker: LROSCX). This new index, which commenced operations on June 28, 2019, will seek to provide U.S. small cap core equity exposure and will continue to seek a target volatility reduction target of up to 15% over a complete market cycle. In connection with this index change, the Fund’s name will change to the Hartford Multifactor Small Cap ETF. The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)

Deliberately Allocate Risks by addressing risks common to small cap investing such as volatility, drawdown, and valuation risk and taking advantage of lower correlation and valuation opportunities around the world.

2)	Improve Diversification by expanding the opportunity set to include small companies from the U.S., developed and emerging markets.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned -7.46% at net asset value (“NAV”) for the fiscal year ending September 30, 2019 as compared to Hartford Risk-Optimized Multifactor Global Small Cap Index which returned -7.27% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Futures contracts are used to equitize dividend receivables and cash during Fund rebalancing. The use of derivatives did not have a material impact on performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Small cap securities can have greater risk and volatility than large-cap securities. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of September 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.2%
Consumer Discretionary	15.3
Consumer Staples	5.9
Energy	6.1
Financials	10.8
Health Care	10.8
Industrials	15.5
Information Technology	13.5
Materials	5.8
Real Estate	7.9
Utilities	1.2

Total	99.0%

Short-Term Investments	0.1
Other Assets & Liabilities	0.9

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Multifactor Low Volatility International Equity ETF*

Fund Overview

September 30, 2019 (Unaudited)

Inception 5/10/2017 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of companies located in both developed and emerging markets.

*

Effective November 6, 2019, the Fund changed its strategy and proprietary custom benchmark. The information in this report is as of the fiscal year ended September 30, 2019 and reflects the Fund’s prior strategy and benchmark.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns

for the Periods Ending 9/30/19

	1 Year	Since Inception[1]
Multifactor Low Volatility International Equity ETF (NAV Return)	0.81%	5.34%
Multifactor Low Volatility International Equity ETF (Market Price Return)	0.55%	5.32%
Hartford Multifactor Low Volatility International Equity Index	0.83%	5.50%
MSCI ACWI ex USA Index (Net)	-1.23%	3.53%

[1]	Inception: 05/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.29%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2019.

8

Hartford Multifactor Low Volatility International Equity ETF

Fund Overview – (continued)

September 30, 2019 (Unaudited)

Hartford Multifactor Low Volatility International Equity ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Multifactor Low Volatility International Equity Index (LLVINX) (“the Index”), which tracks the performance of companies located in both developed (ex U.S.) and emerging markets.

Effective November 6, 2019, Hartford Multifactor Low Volatility International ETF will begin tracking a new underlying index, Hartford Multifactor Diversified International Index (Bloomberg Ticker: LRODEX). This new index, which commenced operations on June 28, 2019, will seek to provide exposure to developed market (ex-U.S.) and emerging market companies and will seek to achieve a volatility reduction target of up to 15% over a complete market cycle. In connection with this index change, the Fund’s name will change to Hartford Multifactor Diversified International ETF.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by selecting low volatility companies while balancing sector risk and reducing volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across developed (excluding the U.S.) and emerging economies while balancing risk across sectors.
3)

Enhance Return Potential by selecting companies exhibiting the low volatility factor while maintaining positive exposure to other potentially return-enhancing factors such as value, momentum, and quality.

4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 0.81% at net asset value (“NAV”) for the fiscal year ending September 30, 2019 as compared to Hartford Multifactor Low Volatility International Equity Index which returned 0.83% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Futures contracts are used to equitize dividend receivables and cash during Fund rebalancing. The use of derivatives did not have a material impact on performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. • Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of September 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	11.6%
Consumer Discretionary	13.4
Consumer Staples	8.0
Energy	5.5
Financials	6.9
Health Care	10.1
Industrials	16.6
Information Technology	11.2
Materials	6.6
Real Estate	6.5
Utilities	3.2

Total	99.6%

Other Assets & Liabilities	0.4

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

9

Hartford Multifactor Low Volatility US Equity ETF

Fund Overview

September 30, 2019 (Unaudited)

Inception 5/10/2017 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns

for the Periods Ending 9/30/19

	1 Year	Since Inception[1]
Multifactor Low Volatility US Equity ETF (NAV Return)	9.62%	11.26%
Multifactor Low Volatility US Equity ETF (Market Price Return)	9.31%	11.32%
Hartford Multifactor Low Volatility US Equity Index	9.89%	11.53%
MSCI USA IMI (Gross)	3.01%	11.03%

[1]	Inception: 05/10/2017

Information regarding how often shares of the Fund traded on Cboe BZX at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.21%. Actual expenses may be higher or lower. Expenses shown include acquired fund fees and expenses incurred by investing in the securities of other investment companies. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2019.

10

Hartford Multifactor Low Volatility US Equity ETF

Fund Overview – (continued)

September 30, 2019 (Unaudited)

Hartford Multifactor Low Volatility US Equity ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Multifactor Low Volatility US Equity Index (LLVUSX) (“the Index”), which tracks the performance of exchange-traded large-cap U.S. equity securities.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by selecting low volatility companies while balancing sector risk and reducing volatility and drawdown risk.
2)	Improve Diversification by diversifying exposure across U.S. large-, mid-, and small-cap companies while balancing risk across sectors.
3)

Enhance Return Potential by selecting companies exhibiting the low volatility factor while maintaining positive exposure to other potentially return-enhancing factors such as value, momentum, and quality.

4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 9.62% at net asset value (“NAV”) for the fiscal year ending September 30, 2019 as compared to Hartford Multifactor Low Volatility US Equity Index which returned 9.89% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Futures contracts are used to equitize dividend receivables and cash during Fund rebalancing. The use of derivatives did not have a material impact on performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • The Fund may experience more than a minimum level of volatility as there is no guarantee that the underlying index’s strategy of seeking to lower volatility will be successful. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of September 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.3%
Consumer Discretionary	15.9
Consumer Staples	9.0
Energy	5.3
Financials	7.7
Health Care	8.8
Industrials	15.5
Information Technology	11.3
Materials	9.0
Real Estate	6.0
Utilities	3.0

Total	99.8%

Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford Multifactor REIT ETF

Fund Overview

September 30, 2019 (Unaudited)

Inception 10/03/2016 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of publicly traded real estate investment trusts.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns

for the Periods Ending 9/30/19

	1 Year	Since Inception[1]
Multifactor REIT ETF (NAV Return)	11.75%	7.80%
Multifactor REIT ETF (Market Price Return)	11.68%	7.77%
Hartford Risk-Optimized Multifactor REIT Index	12.25%	8.29%
MSCI US REIT Index (Gross)	18.31%	7.94%

[1]	Inception: 10/03/2016

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 100,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.45%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2019.

12

Hartford Multifactor REIT ETF

Fund Overview – (continued)

September 30, 2019 (Unaudited)

Hartford Multifactor REIT ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Risk-Optimized Multifactor REIT Index (LROREX) (“the Index”), which is designed to capture the income and growth potential of investing in the U.S. REIT universe.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)	Deliberately Allocate Risks by balancing risk across property types and selecting U.S. REITs with income and growth potential.
2)	Improve Diversification by reducing concentration at the property type and individual company levels.
3)	Enhance Return Potential by selecting companies with a favorable combination of high quality (50%), high momentum (30%), and low valuation (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned 11.75% at net asset value (“NAV”) for the fiscal year ending September 30, 2019 as compared to Hartford Risk-Optimized Multifactor US REIT Index which returned 12.25% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Futures contracts are used to equitize dividend receivables and cash during Fund rebalancing. The use of derivatives did not have a material impact on performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • A concentration in real estate securities, such as REITs, may subject a fund to risks associated with the direct ownership of real estate as well as the risks related to the way real estate companies are organized and operated. Real estate is sensitive to changes in interest rates and general and local economic conditions and developments. • The Fund may invest in a smaller number of issuers, so it may be more exposed to risks and volatility than a more broadly diversified fund. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of September 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Real Estate	99.4%
Short-Term Investments	0.1
Other Assets & Liabilities	0.5

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Multifactor US Equity ETF

Fund Overview

September 30, 2019 (Unaudited)

Inception 2/25/2015 (sub-advised by Mellon Investments Corporation)	Investment objective – The Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of an index that tracks the performance of exchange traded U.S. equity securities.

The chart above represents the hypothetical growth of a $10,000 investment in the Fund. The difference in returns between the Fund and the Index was primarily the result of the Fund’s operating expenses, including transaction costs, that are not reflected in the Index’s results.

Average Annual Total Returns

for the Periods Ending 09/30/2019

	1 Year	Since Inception
Multifactor US Equity ETF (NAV Return)	-0.31%	7.66%	[1]
Multifactor US Equity ETF (Market Price Return)	-0.31%	7.66%	[1]
Hartford Multifactor Large Cap Index	—	2.42%	[2]
Hartford Multifactor Large Cap Spliced Index[3]	-0.26%	7.82%	[1]
Hartford Risk-Optimized Multifactor US Equity Index	-1.07%	7.63%	[1]
Russell 1000 Index (Gross)	3.87%	9.67%	[1]
MSCI USA Index (Gross)	4.14%	9.81%	[1]

[1]	Inception: 2/25/2015
[2]	Inception: 6/28/2019
[3]

The performance of the Hartford Multifactor Large Cap Spliced Index reflects the performance of the Hartford Risk-Optimized Multifactor US Equity Index through 09/11/2019, and the performance of the Hartford Multifactor Large Cap Index for the period from 09/11/2019 through 09/30/2019.

Information regarding how often shares of the Fund traded on NYSE Arca at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at hartfordfunds.com.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed or sold, may be worth more or less than their original cost. The table does not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website hartfordfunds.com.

Total returns are calculated using the daily 4:00 pm net asset value (NAV). Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times.

The Fund’s Shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Owners of the Shares may acquire those Shares from the Fund and tender those shares for redemption to the Fund in Creation Unit aggregations only, typically consisting of 50,000 Shares.

The index is unmanaged, and its results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

Effective September 11, 2019, the Fund changed its proprietary custom benchmark index from Hartford Risk-Optimized Multifactor US Equity Index to Hartford Multifactor Large Cap Index and its underlying reference index because Lattice, the Fund’s investment adviser, believes that the new index better reflects the Fund’s revised investment strategy. Performance information prior to September 11, 2019 reflects the Fund’s performance when it tracked its prior index.

You cannot invest directly in an index.

See “Benchmark Glossary” for a detailed list of benchmarks and descriptions used in this report.

The total annual fund operating expense ratio as shown in the Fund’s most recent prospectus was 0.19%. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended September 30, 2019.

14

Hartford Multifactor US Equity ETF

Fund Overview – (continued)

September 30, 2019 (Unaudited)

Hartford Multifactor US Equity ETF (“the Fund”) seeks to provide investment results that, before fees and expenses, correspond to the total return performance of Hartford Multifactor Large Cap Index (LROUSLX) (“the Index”), which tracks the performance of large-cap exchange-traded U.S. equity securities.

The Fund seeks to generate returns by investing in index constituents that are selected and weighted through a rules-based methodology that seeks to:

1)

Deliberately Allocate Risks by allocating capital deeper in the U.S. large cap universe toward companies with more favorable risk/reward potential while explicitly seeking to reduce volatility and drawdown risk.

2)	Improve Diversification by providing diversified exposure across the U.S. large cap universe, beyond mega-caps.
3)	Enhance Return Potential by selecting companies with a favorable combination of low valuation (50%), high momentum (30%), and high quality (20%) investment factors.
4)	Maintain Consistency by reapplying the index methodology twice a year in March and September to maintain intended investment exposures.

The Fund returned -0.31% at net asset value (“NAV”) for the fiscal year ending September 30, 2019 as compared to Hartford Multifactor Large Cap Spliced Index which returned -0.26% for the same period. The difference in returns between the Fund and the Index was primarily the result of the Fund’s transaction costs and operating expenses that are not reflected in the Index’s results. Futures contracts are used to equitize dividend receivables and cash during Fund rebalancing. The use of derivatives did not have a material impact on performance during the period.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. • Investments focused in a sector, industry or group of industries may increase volatility and risk. • The Fund is not actively managed but rather attempts to track the performance of an index. The Fund’s returns may diverge from that of the index.

Composition by Sector(1)

as of September 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.4%
Consumer Discretionary	8.3
Consumer Staples	8.6
Energy	2.4
Financials	15.6
Health Care	15.1
Industrials	7.6
Information Technology	19.9
Materials	3.1
Real Estate	5.6
Utilities	5.2

Total	98.8%

Short-Term Investments	0.1
Other Assets & Liabilities	1.1

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

15

Hartford Multifactor ETFs

Benchmark Glossary (Unaudited)

Below are descriptions of each Index referenced in this report.

Hartford Multifactor Emerging Markets Equity Index seeks to enhance return potential available from investment in emerging market companies while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Large Cap Index seeks to enhance return potential available from investment in the initial capitalization-weighted universe while reducing volatility by up to fifteen-percent over a complete market cycle.

Hartford Multifactor Low Volatility International Equity Index seeks to address risks and opportunities within developed (excluding the U.S.) and emerging market stocks by selecting equity securities exhibiting low volatility and constructing the portfolio in a way that is designed to improve overall exposure to value, momentum, quality and size factors.

Hartford Multifactor Low Volatility US Equity Index seeks to address risks and opportunities within U.S. equities across the capitalization spectrum by selecting equity securities exhibiting low volatility and constructing the portfolio in a way that is designed to improve overall exposure to value, momentum and quality factors.

Hartford Risk-Optimized Multifactor Developed Markets (ex-US) Index seeks to address risks and opportunities within developed market stocks located outside the United States by selecting equity securities exhibiting a favorable combination of factors, including value, momentum, and quality.

Hartford Risk-Optimized Multifactor Emerging Markets Index seeks to balance risks within and across the equity markets of emerging economies while emphasizing constituents exhibiting a favorable combination of factor characteristics.

Hartford Risk-Optimized Multifactor Global Small Cap Index seeks to address risks and opportunities within global small cap stocks by selecting equity securities of companies domiciled within the global small cap equity universe and exhibiting a favorable combination of factors, including value, momentum, and quality.

Hartford Risk-Optimized Multifactor REIT Index seeks to address risks and opportunities within U.S.-focused equity Real Estate Investment Trusts (REITs) by selecting securities with a favorable combination of factors, including quality, momentum, and value.

Hartford Risk-Optimized Multifactor US Equity Index seeks to improve returns through a market cycle relative to traditional cap-weighted U.S. large cap market indices and active U.S. large cap market strategies.

These indices are unmanaged, and their results include reinvested dividends and/or distributions, but do not reflect the effect of sales charges, commissions, expenses or taxes.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI ACWI Small Cap Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture small cap representation across developed markets and emerging markets countries.

MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across emerging market countries.

MSCI USA Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization index that is designed to measure the performance of the large and mid cap segments of the U.S. market.

MSCI US REIT Index (Gross) (reflects no deduction for fees, expenses or taxes) is a free float-adjusted market capitalization weighted index that is comprised of equity REITs.

MSCI USA IMI (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the large, mid and small cap segments of the U.S. market.

MSCI World ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is a free float-adjusted market capitalization index that is designed to capture large and mid cap representation across developed markets countries – excluding the United States.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

Russell 1000 Index (Gross) (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalizations.

16

Hartford Multifactor ETFs

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including investment management fees and certain other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2019 through September 30, 2019. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratio below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of shares of the Funds. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different exchange-traded funds. In addition, if these transactional costs were included, your costs would be higher. Expense ratios may vary period to period because of various factors, such as an increase in expenses not covered by the management fee (including extraordinary expenses and interest expense). Expenses are equal to a Fund’s annualized expense ratio multiplied by average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Actual Return			Hypothetical (5% return before expenses)
Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses paid during the period April 1, 2019 through September 30, 2019	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses paid during the period April 1, 2019 through September 30, 2019	Annualized expense ratio
Hartford Multifactor Developed Markets (ex-US) ETF

$1,000.00	$1,005.40	$1.46	$1,000.00	$1,023.62	$1.47	0.29%

Hartford Multifactor Emerging Markets ETF

$1,000.00	$962.20	$2.41	$1,000.00	$1,022.61	$2.48	0.49%

Hartford Multifactor Global Small Cap ETF

$1,000.00	$978.30	$1.93	$1,000.00	$1,023.11	$1.98	0.39%

Hartford Multifactor Low Volatility International Equity ETF

$1,000.00	$1,023.60	$1.47	$1,000.00	$1,023.62	$1.47	0.29%

Hartford Multifactor Low Volatility US Equity ETF

$1,000.00	$1,086.10	$0.99	$1,000.00	$1,024.12	$0.96	0.19%

Hartford Multifactor REIT ETF

$1,000.00	$1,065.80	$2.33	$1,000.00	$1,022.81	$2.28	0.45%

Hartford Multifactor US Equity ETF

$1,000.00	$1,053.40	$0.98	$1,000.00	$1,024.12	$0.96	0.19%

17

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Australia - 8.4%
741,274	AGL Energy Ltd.	$9,579,083
460,274	Amcor plc	4,423,652
183,420	Ansell Ltd.	3,390,825
450,631	Aurizon Holdings Ltd.	1,793,175
337,938	AusNet Services	413,679
284,248	Australia & New Zealand Banking Group Ltd.	5,467,598
856,822	Bendigo & Adelaide Bank Ltd.	6,639,881
368,525	BHP Group Ltd.	9,126,816
812,518	Caltex Australia Ltd.	14,423,429
416,250	CIMIC Group Ltd.	8,829,265
870,412	Coca-Cola Amatil Ltd.	6,252,074
42,532	Cochlear Ltd.	5,970,928
170,453	Coles Group Ltd.	1,770,415
109,917	Commonwealth Bank of Australia	5,992,211
38,030	CSL Ltd.	5,993,991
741,927	Dexus REIT	5,969,683
1,250,406	GPT Group REIT	5,194,950
355,422	Insurance Australia Group Ltd.	1,893,743
32,422	Macquarie Group Ltd.	2,866,328
2,563,671	Mirvac Group REIT	5,290,946
158,029	National Australia Bank Ltd.	3,165,504
934,738	Orora Ltd.	1,821,954
1,865,428	Qantas Airways Ltd.	7,913,685
58,192	Ramsay Health Care Ltd.	2,545,991
2,991,005	Scentre Group REIT	7,927,921
333,722	Sonic Healthcare Ltd.	6,313,459
759,883	South32 Ltd.	1,342,758
700,648	Stockland REIT	2,150,111
102,343	Suncorp Group Ltd.*	942,198
3,006,448	Telstra Corp. Ltd.	7,117,221
2,637,417	Vicinity Centres REIT	4,571,530
4,853,237	Viva Energy Group Ltd.(1)	6,382,866
42,471	Washington H Soul Pattinson & Co., Ltd.	602,395
653,565	Wesfarmers Ltd.	17,543,712
144,732	Westpac Banking Corp.	2,893,293
524,886	Whitehaven Coal Ltd.	1,100,969
420,815	Woolworths Group Ltd.	10,580,757

		196,198,996

	Austria - 0.3%
68,228	BAWAG Group AG*(1)	2,686,683
15,366	Lenzing AG	1,480,040
14,073	Oesterreichische Post AG	494,025
17,671	OMV AG	948,605
138,802	UNIQA Insurance Group AG	1,253,702

		6,863,055

	Belgium - 2.0%
13,140	Ackermans & van Haaren N.V.	1,996,936
161,778	Ageas	8,973,724
186,646	Colruyt S.A.	10,231,047
20,732	Elia System Operator S.A.	1,695,152
407,469	Proximus SADP	12,105,067
11,640	Sofina S.A.	2,588,745
89,063	Telenet Group Holding N.V.	4,204,277
52,332	UCB S.A.	3,799,686

		45,594,634

	Canada - 11.4%
131,291	Air Canada*	4,284,807
260,544	Alimentation Couche-Tard, Inc. Class B	7,989,491
63,090	Atco Ltd. Class I	2,310,123
207,166	Bank of Montreal	15,268,322
109,867	Bank of Nova Scotia	6,244,329
197,808	BCE, Inc.	9,573,668

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Canada - 11.4% - (continued)
161,378	Canadian Apartment Properties REIT	$6,639,169
16,713	Canadian Imperial Bank of Commerce	1,379,832
43,413	Canadian Tire Corp. Ltd. Class A	4,874,782
53,260	Canadian Utilities Ltd. Class A	1,570,848
212,848	Capital Power Corp.	4,932,158
170,038	CGI, Inc.*	13,454,064
3,284	Constellation Software, Inc.	3,281,892
67,842	Emera, Inc.	2,980,129
379,983	Empire Co., Ltd. Class A	10,294,555
3,576	Fairfax Financial Holdings Ltd.	1,577,329
34,489	Fortis, Inc.	1,459,010
123,702	George Weston Ltd.	10,413,765
509,642	Great-West Lifeco, Inc.	12,244,495
148,525	Husky Energy, Inc.	1,045,508
555,516	Hydro One Ltd.(1)	10,275,368
126,384	iA Financial Corp., Inc.	5,755,054
91,494	Imperial Oil Ltd.	2,384,096
53,471	Intact Financial Corp.	5,385,063
153,907	Loblaw Cos., Ltd.	8,771,769
19,045	Magna International, Inc.	1,015,829
350,741	Manulife Financial Corp.	6,437,316
145,618	Metro, Inc.	6,415,331
28,178	National Bank of Canada	1,402,941
15,745	Onex Corp.	976,689
28,804	Open Text Corp.	1,175,656
211,087	Parkland Fuel Corp.	6,774,235
308,671	Power Corp. of Canada	7,115,286
501,042	Power Financial Corp.	11,625,385
10,323	Quebecor, Inc. Class B	234,529
209,830	RioCan Real Estate Investment Trust REIT	4,180,752
170,833	Rogers Communications, Inc. Class B	8,326,173
169,500	Royal Bank of Canada	13,758,433
97,910	Saputo, Inc.	3,011,250
123,886	Shaw Communications, Inc. Class B	2,435,614
304,263	Sun Life Financial, Inc.	13,613,701
121,837	Suncor Energy, Inc.	3,845,595
30,553	TC Energy Corp.	1,583,033
223,433	TELUS Corp.	7,956,847
31,755	Thomson Reuters Corp.	2,123,774
38,605	Toromont Industries Ltd.	1,866,103
91,511	Toronto-Dominion Bank	5,339,294

		265,603,392

	China - 0.2%
597,500	Kerry Logistics Network Ltd.	955,768
6,526,000	Yangzijiang Shipbuilding Holdings Ltd.	4,530,306

		5,486,074

	Denmark - 1.9%
84	Carlsberg A/S Class B	12,419
36,867	Coloplast A/S Class B	4,441,126
14,115	GN Store Nord A/S	573,170
211,251	H. Lundbeck A/S	7,008,232
133,171	ISS A/S	3,295,951
269,358	Novo Nordisk A/S Class B	13,850,292
56,851	Orsted A/S(1)	5,284,527
15,836	Pandora A/S	635,655
13,629	Rockwool International A/S Class B	2,726,377
80,632	Topdanmark A/S	3,892,348
97,162	Tryg A/S	2,784,954

		44,505,051

	Finland - 0.6%
38,224	Elisa Oyj	1,971,076
24,803	Kesko Oyj Class B	1,567,252
32,855	Kone Oyj Class B	1,871,159

The accompanying notes are an integral part of these financial statements.

18

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Finland - 0.6% - (continued)
36,015	Neste Oyj	$1,192,434
49,948	Orion Oyj Class B	1,863,392
98,005	Sampo Oyj Class A	3,897,707
75,107	Tieto Oyj	1,924,218
36,526	Valmet Oyj	709,206

		14,996,444

	France - 6.0%
33,814	Air Liquide S.A.	4,814,441
128,834	Alstom S.A.	5,341,496
6,877	Arkema S.A.	641,169
99,442	AXA S.A.	2,540,085
43,009	BioMerieux	3,558,830
449,006	Bouygues S.A.	17,989,356
56,453	Cie de Saint-Gobain	2,215,622
95,278	Cie Generale des Etablissements Michelin SCA	10,636,499
276,140	CNP Assurances	5,337,577
18,529	Covivio REIT	1,961,450
4,877	Eiffage S.A.	505,744
24,952	Eurazeo SE	1,856,582
38,150	Ipsen S.A.	3,622,587
21,228	Klepierre S.A. REIT	721,128
137,266	Korian S.A.	5,644,699
7,034	L’Oreal S.A.	1,970,029
42,414	Nexity S.A.	2,019,752
416,107	Orange S.A.	6,530,145
95,030	Peugeot S.A.	2,370,407
55,415	Rubis SCA	3,220,036
115,252	Sanofi	10,687,595
13,878	Sartorius Stedim Biotech	1,942,666
3,468	Schneider Electric SE	304,355
270,974	SCOR SE	11,193,305
35,596	Sodexo S.A.	3,997,096
640,408	Suez	10,071,141
35,808	Thales S.A.	4,118,496
238,892	TOTAL S.A.	12,471,171
56,397	Veolia Environnement S.A.	1,430,118

		139,713,577

	Germany - 6.0%
98,877	1&1 Drillisch AG	3,082,957
43,753	Allianz SE	10,200,541
286,685	Alstria Office AG REIT	4,919,442
1,156,050	Aroundtown S.A.	9,457,483
14,071	BASF SE	983,614
13,918	Bayerische Motoren Werke AG	980,050
15,987	Carl Zeiss Meditec AG	1,823,076
125,605	Covestro AG(1)	6,216,829
656,431	Deutsche Telekom AG	11,016,577
60,274	DWS Group GmbH & Co. KGaA(1)	1,782,074
133,146	Evonik Industries AG	3,287,778
56,589	Hannover Rueck SE	9,568,634
34,212	HeidelbergCement AG	2,473,598
23,279	Hochtief AG	2,654,618
67,350	Knorr-Bremse AG	6,332,169
22,922	LEG Immobilien AG	2,623,904
150,435	Merck KGaA	16,949,836
647,021	Metro AG	10,213,934
48,926	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	12,662,707
15,341	Rheinmetall AG	1,940,908
311,983	Siemens Healthineers AG(1)	12,276,769
83,428	Talanx AG*	3,605,385
1,059,290	Telefonica Deutschland Holding AG	2,954,075
61,511	Vonovia SE	3,121,610

		141,128,568

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Hong Kong - 4.1%
2,745,688	Champion REIT	$1,775,728
1,021,320	Chow Tai Fook Jewellery Group Ltd.	842,914
378,000	CK Hutchison Holdings Ltd.	3,336,684
629,980	CLP Holdings Ltd.	6,617,707
357,433	Dairy Farm International Holdings Ltd.	2,251,828
217,810	Hang Seng Bank Ltd.	4,695,498
913,000	Henderson Land Development Co., Ltd.	4,250,899
3,389,609	HK Electric Investments & HK Electric Investments Ltd.	3,229,887
38,800	Hong Kong & China Gas Co., Ltd.	75,626
1,111,184	Hongkong Land Holdings Ltd.	6,244,854
702,000	Hysan Development Co., Ltd.	2,829,706
81,526	Jardine Matheson Holdings Ltd.	4,361,641
25,485	Jardine Strategic Holdings Ltd.	761,492
799,188	Link REIT	8,813,149
3,597,000	New World Development Co., Ltd.	4,670,952
941,000	NWS Holdings Ltd.	1,457,221
7,128,575	PCCW Ltd.	4,001,037
167,000	Power Assets Holdings Ltd.	1,121,585
1,980,000	Sino Land Co., Ltd.	2,975,279
1,805,000	SITC International Holdings Co., Ltd.	1,860,398
173,000	Sun Hung Kai Properties Ltd.	2,489,272
728,000	Swire Pacific Ltd. Class A	6,774,447
620,600	Swire Properties Ltd.	1,947,440
300,235	VTech Holdings Ltd.	2,617,683
7,486,792	WH Group Ltd.(1)	6,704,248
644,000	Wharf Real Estate Investment Co., Ltd.	3,515,983
1,733,111	Yue Yuen Industrial Holdings Ltd.	4,742,102

		94,965,260

	Ireland - 0.7%
23,094	CRH plc	795,344
210,627	Glanbia plc	2,617,731
69,654	ICON plc*	10,262,820
17,634	Kerry Group plc Class A	2,062,798

		15,738,693

	Israel - 1.8%
127,003	Bank Hapoalim BM*	1,001,175
1,174,699	Bank Leumi Le-Israel BM	8,361,256
861,291	Israel Chemicals Ltd.	4,276,967
2,839,566	Israel Discount Bank Ltd. Class A	12,491,215
384,642	Mizrahi Tefahot Bank Ltd.	9,561,272
60,028	Strauss Group Ltd.	1,880,732
46,958	Taro Pharmaceutical Industries Ltd.	3,542,981

		41,115,598

	Italy - 2.9%
1,751,502	A2A S.p.A.	3,215,576
27,839	ACEA S.p.A.	556,013
313,758	Assicurazioni Generali S.p.A.	6,081,808
17,631	DiaSorin S.p.A.	2,050,914
749,996	Enel S.p.A.	5,601,690
784,256	Eni S.p.A.	11,999,011
1,165,239	Italgas S.p.A.	7,522,974
389,638	Pirelli & C. S.p.A.(1)	2,305,724
691,017	Poste Italiane S.p.A.(1)	7,857,405
129,188	Recordati S.p.A.	5,543,492
1,158,663	Unipol Gruppo S.p.A.	6,171,869
2,999,986	UnipolSai Assicurazioni S.p.A.	7,980,226

		66,886,702

	Japan - 21.4%
55,105	ABC-Mart, Inc.	3,502,858
64,859	Aeon Co., Ltd.	1,188,556

The accompanying notes are an integral part of these financial statements.

19

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Japan - 21.4% - (continued)
143,182	Alfresa Holdings Corp.	$3,196,837
185,641	ANA Holdings, Inc.	6,242,141
174,688	Aozora Bank Ltd.	4,367,402
59,394	Asahi Kasei Corp.	584,735
492,365	Astellas Pharma, Inc.	7,009,054
159,200	Azbil Corp.	4,255,645
148,259	Bandai Namco Holdings, Inc.	9,232,321
193,397	Bic Camera, Inc.	2,034,628
330,993	Bridgestone Corp.	12,814,015
310,600	Brother Industries Ltd.	5,621,407
133,897	Canon Marketing Japan, Inc.	2,842,098
330,203	Canon, Inc.	8,806,941
147,237	Dai-ichi Life Holdings, Inc.	2,219,284
39,500	Daiichikosho Co., Ltd.	1,823,780
1,222,517	Daiwa Securities Group, Inc.	5,445,475
270,320	FUJIFILM Holdings Corp.	11,855,811
95,448	Fujitsu Ltd.	7,643,788
317,700	Hakuhodo DY Holdings, Inc.	4,588,755
392,400	Haseko Corp.	4,567,561
133,100	Heiwa Corp.	2,740,204
14,393	Hikari Tsushin, Inc.	3,113,656
84,200	Hitachi High-Technologies Corp.	4,861,513
181,673	Hitachi Ltd.	6,762,623
298,000	Hitachi Metals Ltd.	3,215,064
63,734	Hitachi Transport System Ltd.	1,863,515
269,900	Honda Motor Co., Ltd.	6,988,805
74,821	Hoya Corp.	6,105,449
307,000	Iida Group Holdings Co., Ltd.	4,993,810
451,071	ITOCHU Corp.	9,311,491
391,293	Japan Airlines Co., Ltd.	11,629,268
428,681	Japan Post Holdings Co., Ltd.	3,946,681
1,202,938	JXTG Holdings, Inc.	5,480,700
565,448	K’s Holdings Corp.	6,152,828
164,400	Kajima Corp.	2,155,492
81,149	Kaken Pharmaceutical Co., Ltd.	3,761,800
31,976	Kaneka Corp.	995,598
33,600	Kansai Electric Power Co., Inc.	375,717
259,351	KDDI Corp.	6,779,242
1,934,888	Konica Minolta, Inc.	13,463,204
261,400	Kyushu Railway Co.	8,332,389
114,422	Lawson, Inc.	5,854,764
86,300	Marubeni Corp.	573,097
591,400	Mazda Motor Corp.	5,250,505
1,167,600	Mebuki Financial Group, Inc.	2,873,760
256,750	Medipal Holdings Corp.	5,715,850
11,216	MEIJI Holdings Co., Ltd.	817,785
169,400	Mitsubishi Chemical Holdings Corp.	1,207,078
129,500	Mitsubishi Corp.	3,176,539
135,600	Mitsubishi Electric Corp.	1,797,335
211,700	Mitsubishi Heavy Industries Ltd.	8,289,747
33,427	Mitsubishi Tanabe Pharma Corp.	366,514
51,100	Mitsui & Co., Ltd.	835,945
145,017	NEC Corp.	6,118,691
38,769	NH Foods Ltd.	1,558,652
179,575	Nihon Kohden Corp.	5,275,509
235,000	Nikon Corp.	2,931,113
98,081	Nippo Corp.	1,814,147
249,668	Nippon Kayaku Co., Ltd.	2,980,076
198,653	Nippon Telegraph & Telephone Corp.	9,477,260
338,070	Nissan Motor Co., Ltd.	2,108,656
163,360	NTT Data Corp.	2,107,091
287,724	NTT DOCOMO, Inc.	7,329,208
278,000	Obayashi Corp.	2,767,782
338,100	ORIX Corp.	5,039,825
296,151	Osaka Gas Co., Ltd.	5,664,068

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Japan - 21.4% - (continued)
48,204	Otsuka Holdings Co., Ltd.	$1,801,935
561,200	Panasonic Corp.	4,546,720
30,866	Resona Holdings, Inc.	132,232
196,469	Ricoh Co., Ltd.	1,768,812
74,828	Rohto Pharmaceutical Co., Ltd.	2,041,110
182,600	Sankyo Co., Ltd.	6,276,743
114,268	Sawai Pharmaceutical Co., Ltd.	5,899,750
56,200	Secom Co., Ltd.	5,126,251
552,500	Seiko Epson Corp.	7,770,530
126,065	Sekisui Chemical Co., Ltd.	1,951,485
512,748	Sekisui House Ltd.	10,081,790
141,689	Seven & I Holdings Co., Ltd.	5,417,154
210,500	SG Holdings Co., Ltd.	5,151,723
46,940	Shimamura Co., Ltd.	3,717,848
20,700	Shionogi & Co., Ltd.	1,149,010
115,100	Ship Healthcare Holdings, Inc.	4,893,680
532,458	Skylark Holdings Co., Ltd.	9,685,981
201,700	Softbank Corp.	2,732,258
755,000	Sojitz Corp.	2,340,273
49,700	Sompo Holdings, Inc.	2,077,214
363,700	Sony Financial Holdings, Inc.	7,881,429
363,093	Subaru Corp.	10,213,303
21,317	Sugi Holdings Co., Ltd.	1,153,869
156,201	Sumitomo Dainippon Pharma Co., Ltd.	2,565,411
488,600	Sumitomo Electric Industries Ltd.	6,198,201
328,029	Sumitomo Forestry Co., Ltd.	4,358,544
42,800	Sumitomo Heavy Industries Ltd.	1,267,268
24,300	Sumitomo Mitsui Trust Holdings, Inc.	875,992
88,200	Sumitomo Rubber Industries Ltd.	1,046,240
19,007	Suntory Beverage & Food Ltd.	812,513
177,382	Suzuken Co., Ltd.	9,519,460
22,200	Suzuki Motor Corp.	942,229
39,100	Taisei Corp.	1,514,074
19,300	Taisho Pharmaceutical Holdings Co., Ltd.	1,401,851
234,900	Taiyo Nippon Sanso Corp.	4,744,730
143,900	Teijin Ltd.	2,764,158
3,200	Terumo Corp.	103,040
7,111	Toho Gas Co., Ltd.	271,741
200,000	Tokio Marine Holdings, Inc.	10,694,425
250,300	Tokyo Electric Power Co. Holdings, Inc.*	1,225,156
275,696	Tokyo Gas Co., Ltd.	6,950,116
43,519	Toyo Suisan Kaisha Ltd.	1,743,579
244,100	Toyota Boshoku Corp.	3,412,770
38,400	Toyota Motor Corp.	2,563,908
51,100	TS Tech Co., Ltd.	1,550,849
109,747	Tsumura & Co.	2,934,710
111,289	TV Asahi Holdings Corp.	1,745,407
52,349	West Japan Railway Co.	4,422,843
443,357	Yamada Denki Co., Ltd.	2,145,507
72,880	Yamazaki Baking Co., Ltd.	1,300,140
71,753	Zensho Holdings Co., Ltd.	1,546,930

		499,236,030

	Luxembourg - 0.2%
165,268	Grand City Properties S.A.	3,718,815
773,451	L’Occitane International S.A.	1,539,128

		5,257,943

	Netherlands - 3.5%
415,471	Aegon N.V.	1,728,897
313,464	ASR Nederland N.V.	11,574,680
105,061	GrandVision N.V.(1)	3,147,490
538,414	Koninklijke Ahold Delhaize N.V.	13,474,100
68,873	Koninklijke DSM N.V.	8,289,421
319,958	NN Group N.V.	11,350,543
253,808	Randstad N.V.	12,476,468

The accompanying notes are an integral part of these financial statements.

20

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Netherlands - 3.5% - (continued)
513,001	Royal Dutch Shell plc Class A	$15,070,955
64,116	Wolters Kluwer N.V.	4,681,852

		81,794,406

	New Zealand - 0.5%
350,184	Contact Energy Ltd.	1,875,238
64,538	EBOS Group Ltd.	1,011,714
520,046	Fisher & Paykel Healthcare Corp. Ltd.	5,641,441
35,165	Mainfreight Ltd.	879,803
146,792	Meridian Energy Ltd.	478,639
924,323	Spark New Zealand Ltd.*	2,549,745

		12,436,580

	Norway - 1.4%
272,769	Austevoll Seafood ASA	2,589,308
503,972	Equinor ASA	9,598,595
257,216	Leroy Seafood Group ASA	1,564,367
174,878	Marine Harvest ASA*	4,039,962
681,511	Orkla ASA	6,207,590
16,573	Salmar ASA	727,786
113,046	SpareBank 1 SR-Bank ASA	1,233,609
353,444	Telenor ASA	7,101,206

		33,062,423

	Portugal - 0.5%
652,498	Galp Energia SGPS S.A.	9,834,458
454,040	NOS SGPS S.A.	2,479,922

		12,314,380

	Russia - 1.2%
2,706,430	Evraz plc	15,595,080
247,665	Polymetal International plc	3,479,251
401,298	VEON Ltd.	963,115
212,385	X5 Retail Group N.V. GDR	7,429,227

		27,466,673

	Singapore - 2.0%
4,675,098	ComfortDelGro Corp. Ltd.	8,113,555
306,604	DBS Group Holdings Ltd.	5,542,772
158,700	Jardine Cycle & Carriage Ltd.	3,442,765
1,131,800	Mapletree Commercial Trust REIT	1,874,193
3,050,700	NetLink NBN Trust UNIT	1,963,355
965,982	Oversea-Chinese Banking Corp. Ltd.	7,585,917
777,711	SATS Ltd.	2,721,904
924,488	Singapore Airlines Ltd.	6,110,218
798,700	Singapore Technologies Engineering Ltd.	2,217,809
963,600	Singapore Telecommunications Ltd.	2,160,894
518,700	Venture Corp. Ltd.	5,742,496

		47,475,878

	Spain - 2.4%
80,158	Acciona S.A.	8,485,398
150,075	ACS Actividades de Construccion y Servicios S.A.	5,998,007
76,733	Ebro Foods S.A.	1,534,220
162,170	Enagas S.A.	3,758,719
402,409	Endesa S.A.	10,590,369
642,844	Gestamp Automocion S.A.(1)	2,999,546
120,766	Iberdrola S.A.	1,255,501
33,050	Inmobiliaria Colonial Socimi S.A.	398,864
1,061,649	Mapfre S.A.	2,859,959
306,054	Merlin Properties Socimi S.A. REIT	4,274,185
1,565,819	Prosegur Cash S.A.(1)	2,249,899
98,486	Red Electrica Corp. S.A.	2,000,829
168,147	Repsol S.A.	2,628,721
568,532	Telefonica S.A.	4,339,314
36,436	Viscofan S.A.	1,708,069

		55,081,600

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Sweden - 2.5%
49,706	Atrium Ljungberg AB Class B	$1,099,562
276,586	Axfood AB	5,882,145
165,961	BillerudKorsnas AB	1,797,658
242,889	Castellum AB	5,207,508
55,697	Electrolux AB Class B	1,322,160
69,658	Essity AB Class B	2,035,439
153,443	Fastighets AB Balder Class B*	5,818,010
176,730	Hennes & Mauritz AB Class B	3,430,293
155,512	ICA Gruppen AB	7,193,427
86,883	Loomis AB Class B	3,057,472
464,970	Securitas AB Class B	7,131,449
93,627	Skandinaviska Enskilda Banken AB Class A	861,599
70,340	Skanska AB Class B	1,426,524
132,460	Svenska Handelsbanken AB Class A	1,241,861
610,938	Swedbank AB Class A	8,804,780
441,278	Telia Co., AB	1,977,911
18,375	Volvo AB Class B	258,371
47,274	Wihlborgs Fastigheter AB	769,297

		59,315,466

	Switzerland - 6.2%
145,995	Adecco Group AG	8,084,886
95,862	Baloise Holding AG	17,189,115
3,935	Banque Cantonale Vaudoise	3,014,932
10,872	Bucher Industries AG	3,399,578
22	Chocoladefabriken Lindt & Spruengli AG	1,822,394
24,180	Coca-Cola HBC AG*	791,706
899	Givaudan S.A.	2,509,969
57,763	Helvetia Holding AG	7,976,699
55,943	Julius Baer Group Ltd.*	2,480,870
59,604	Kuehne + Nagel International AG	8,786,830
59,232	Nestle S.A.	6,431,972
84,636	Novartis AG	7,345,334
37,909	PSP Swiss Property AG	4,816,798
49,882	Roche Holding AG	14,529,636
1,249	SGS S.A.	3,098,858
19,576	Sika AG	2,866,265
17,041	Sonova Holding AG	3,964,812
35,697	Swiss Life Holding AG	17,079,716
82,192	Swiss Re AG	8,580,642
3,745	Swisscom AG	1,848,933
46,887	Zurich Insurance Group AG	17,962,026

		144,581,971

	United Kingdom - 11.2%
198,591	3i Group plc	2,854,701
202,768	Anglo American plc	4,675,585
53,545	Ashtead Group plc	1,493,866
97,837	AstraZeneca plc	8,754,188
83,350	Auto Trader Group plc(1)	523,832
2,298,238	Avast plc(1)	10,988,617
402,554	Barratt Developments plc	3,214,515
192,512	Bellway plc	7,937,798
25,026	Berkeley Group Holdings plc	1,288,784
1,836,887	BP plc	11,675,623
393,012	Britvic plc	4,763,174
3,908,502	BT Group plc	8,601,208
40,175	Burberry Group plc	1,076,296
5,824,475	Centrica plc	5,292,687
83,176	Close Brothers Group plc	1,444,193
36,643	Coca-Cola European Partners plc	2,045,347
374,995	Compass Group plc	9,671,882
68,463	Diageo plc	2,811,950
2,848,124	Direct Line Insurance Group plc	10,536,245
240,456	Electrocomponents plc	1,907,668
99,000	Ferguson plc*	7,251,541

The accompanying notes are an integral part of these financial statements.

21

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	United Kingdom - 11.2% - (continued)
105,415	Fiat Chrysler Automobiles N.V.	$1,365,124
390,664	GlaxoSmithKline plc	8,398,767
32,670	Hiscox Ltd.	668,303
724,352	Howden Joinery Group plc	5,002,235
563,443	HSBC Holdings plc	4,336,789
2,017,769	Kingfisher plc	5,142,073
4,677,682	Legal & General Group plc	14,318,535
371,481	Marks & Spencer Group plc	844,368
206,909	Mondi plc	3,972,493
477,206	National Grid plc	5,186,108
822,318	Pearson plc	7,478,465
132,076	Pennon Group plc	1,346,002
55,053	Persimmon plc	1,472,167
566,801	Redrow plc	4,316,536
380,904	RELX plc	9,070,920
760,042	Rentokil Initial plc	4,381,412
330,944	Rio Tinto plc	17,165,234
2,806,036	Royal Mail plc	7,320,325
605,593	RSA Insurance Group plc	3,986,585
382,924	Sage Group plc	3,262,558
683,528	Smith & Nephew plc	16,500,877
147,411	Spectris plc	4,439,636
46,687	SSP Group plc	356,701
584,286	Tate & Lyle plc	5,299,313
694,086	Taylor Wimpey plc	1,381,345
29,247	Travis Perkins plc	465,290
1,252,862	Tritax Big Box plc REIT	2,309,676
164,041	Unilever plc	9,885,020
162,707	WH Smith plc	3,984,010

		262,466,567

	United States - 0.1%
21,741	Waste Connections, Inc.	1,998,563

	Total Common Stocks (cost $2,268,506,051)	$2,321,284,524

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.0%
	U.S. Treasury Bill - 0.0%
$420,000	1.92%, 12/12/2019(2)(3)	$418,508

	Total Short-Term Investments (cost $418,391)	$418,508

Total Investments (cost $2,268,924,442)	99.4%	$2,321,703,032
Other Assets and Liabilities	0.6%	13,985,122

Total Net Assets	100.0%	$2,335,688,154

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $81,681,877, representing 3.5% of net assets.

(2)	The rate shown represents current yield to maturity.

(3)	This security has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	78	12/20/2019	$7,403,760	$(43,047)

Total futures contracts				$(43,047)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

22

Hartford Multifactor Developed Markets (ex-US) ETF

Schedule of Investments – (continued)

September 30, 2019

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$196,198,996	$196,198,996	$—	$—
Austria	6,863,055	6,863,055	—	—
Belgium	45,594,634	45,594,634	—	—
Canada	265,603,392	265,603,392	—	—
China	5,486,074	5,486,074	—	—
Denmark	44,505,051	44,505,051	—	—
Finland	14,996,444	14,996,444	—	—
France	139,713,577	139,713,577	—	—
Germany	141,128,568	141,128,568	—	—
Hong Kong	94,965,260	94,965,260	—	—
Ireland	15,738,693	15,738,693	—	—
Israel	41,115,598	41,115,598	—	—
Italy	66,886,702	66,886,702	—	—
Japan	499,236,030	499,236,030	—	—
Luxembourg	5,257,943	5,257,943	—	—
Netherlands	81,794,406	81,794,406	—	—
New Zealand	12,436,580	12,436,580	—	—
Norway	33,062,423	33,062,423	—	—
Portugal	12,314,380	12,314,380	—	—
Russia	27,466,673	27,466,673	—	—
Singapore	47,475,878	47,475,878	—	—
Spain	55,081,600	55,081,600	—	—
Sweden	59,315,466	59,315,466	—	—
Switzerland	144,581,971	144,581,971	—	—
United Kingdom	262,466,567	262,466,567	—	—
United States	1,998,563	1,998,563	—	—
Short-Term Investments	418,508	—	418,508	—

Total	$2,321,703,032	$2,321,284,524	$418,508	$—

Liabilities
Futures Contracts(2)	$(43,047)	$(43,047)	$—	$—

Total	$(43,047)	$(43,047)	$—	$—

(1)	For the year ended September 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

23

Hartford Multifactor Emerging Markets ETF

Schedule of Investments

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Brazil - 4.6%
6,100	Alpargatas S.A.*	$37,929
22,700	Ambev S.A.	104,906
12,208	Banco do Brasil S.A.	133,323
9,159	BB Seguridade Participacoes S.A.	77,025
41,000	Bradespar S.A.	310,645
70,500	Cia de Transmissao de Energia Eletrica Paulista*	418,051
8,100	Cia Energetica de Minas Gerais	27,866
40,500	Cia Siderurgica Nacional S.A.	128,635
16,500	Engie Brasil Energia S.A.	175,838
27,700	Hypera S.A.	222,975
12,179	Lojas Renner S.A.	147,567
97,000	Petrobras Distribuidora S.A.	641,093
61,700	TIM Participacoes S.A.	176,417
30,000	Transmissora Alianca de Energia Eletrica S.A.	207,423
29,324	Vale S.A.	336,155

		3,145,848

	Chile - 3.1%
457,298	AES Gener S.A.	99,535
333,009	Aguas Andinas S.A. Class A	182,372
3,646	Banco de Credito e Inversiones S.A.	229,924
1,452,993	Banco Santander Chile	102,499
218,654	Cencosud S.A.	360,317
28,146	Cia Cervecerias Unidas S.A.	314,818
149,691	Colbun S.A.	27,033
7,439	Empresas COPEC S.A.	70,232
3,201,173	Enel Americas S.A.	586,863
70,882	Enel Chile S.A.	6,135
20,217	SACI Falabella	113,133
12,668	Vina Concha y Toro S.A.	25,207

		2,118,068

	China - 20.2%
166,000	Agricultural Bank of China Ltd. Class H	65,008
114,000	Anhui Conch Cement Co., Ltd. Class H	676,927
24,000	ANTA Sports Products Ltd.	198,536
1,412	Baidu, Inc. ADR*	145,097
1,587,000	Bank of China Ltd. Class H	623,512
319,000	Bank of Communications Co., Ltd. Class H	208,342
640,000	China CITIC Bank Corp. Ltd. Class H	341,251
390,000	China Construction Bank Corp. Class H	297,497
746,000	China Everbright Bank Co., Ltd. Class H	317,836
293,500	China Galaxy Securities Co., Ltd. Class H	156,121
304,000	China Lesso Group Holdings Ltd.	287,736
82,000	China Life Insurance Co., Ltd. Class H	189,953
7,000	China Mengniu Dairy Co., Ltd.*	26,207
114,000	China Merchants Bank Co., Ltd. Class H	542,414
455,500	China Minsheng Banking Corp. Ltd. Class H	309,694
264,000	China Petroleum & Chemical Corp. Class H	156,930
222,500	China Railway Construction Corp. Ltd. Class H	243,236
292,000	China Railway Group Ltd. Class H	177,299
1,486,000	China Telecom Corp. Ltd. Class H	676,713
416,000	CNOOC Ltd.	634,661
638,000	Dongfeng Motor Group Co., Ltd. Class H	606,309
91,600	Fuyao Glass Industry Group Co., Ltd. Class H(1)	254,139
110,000	Geely Automobile Holdings Ltd.	186,621
1,070,500	Great Wall Motor Co., Ltd. Class H	716,908
464,000	Guangzhou Automobile Group Co., Ltd. Class H	443,912
92,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	303,365
75,600	Guangzhou R&F Properties Co., Ltd. Class H	114,373
192,000	Industrial & Commercial Bank of China Ltd. Class H	128,581
1,100	JD.com, Inc. ADR*	31,031
294,000	Jiangsu Expressway Co., Ltd. Class H	373,529
728,000	Lenovo Group Ltd.	485,680

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	China - 20.2% - (continued)
42,000	Li Ning Co., Ltd.	$120,545
1,146,000	People’s Insurance Co., Group of China Ltd. Class H	459,020
430,000	PICC Property & Casualty Co., Ltd. Class H	501,888
57,500	Ping An Insurance Group Co. of China Ltd. Class H	660,494
72,000	Shandong Weigao Group Medical Polymer Co., Ltd. Class H	74,118
183,000	Shanghai Pharmaceuticals Holding Co., Ltd. Class H	331,479
194,400	Sinopharm Group Co., Ltd. Class H	608,786
93,000	Times China Holdings, Ltd.	144,730
178,000	TravelSky Technology Ltd. Class H	369,651
20,000	Tsingtao Brewery Co., Ltd. Class H	120,673
84,000	Uni-President China Holdings Ltd.	90,650
2,300	YY, Inc. ADR*	129,329
79,800	Zhuzhou CRRC Times Electric Co., Ltd. Class H	330,320
28,000	Zijin Mining Group Co., Ltd. Class H	9,679
104,600	Zoomlion Heavy Industry Science and Technology Co., Ltd.	70,851

		13,941,631

	Colombia - 0.3%
291,123	Grupo Energia Bogota S.A. ESP*	182,870
8,697	Interconexion Electrica S.A. ESP	45,604

		228,474

	Hong Kong - 2.6%
72,500	China Mobile Ltd.	599,743
40,000	China Overseas Land & Investment Ltd.	125,775
102,000	China Resources Cement Holdings Ltd.	102,268
24,000	China Resources Gas Group Ltd.	118,631
30,100	China Resources Land Ltd.	126,130
24,000	Guangdong Investment Ltd.	46,963
248,000	Hopson Development Holdings Ltd.	248,019
29,000	Kingboard Holdings Ltd.	76,760
158,000	Kunlun Energy Co., Ltd.	136,044
78,000	Shenzhen International Holdings Ltd.	149,843
61,500	Sino Biopharmaceutical Ltd.	78,136
17,000	Sun Art Retail Group Ltd.	17,261

		1,825,573

	India - 3.7%
3,334	Axis Bank Ltd. GDR	162,366
9,921	Dr. Reddy’s Laboratories Ltd. ADR	375,907
2,982	HDFC Bank Ltd. ADR	170,123
19,437	ICICI Bank Ltd. ADR	236,743
58,724	Infosys Ltd. ADR	667,692
9,212	Larsen & Toubro Ltd. GDR	191,609
873	Reliance Industries Ltd. GDR(1)	32,563
7,146	State Bank of India GDR*	274,406
6,028	Vedanta Ltd. ADR	52,323
46,210	Wipro Ltd. ADR	168,666
3,489	WNS Holdings Ltd. ADR*	204,979

		2,537,377

	Indonesia - 4.8%
1,034,200	Astra International Tbk PT	480,854
974,400	Bank Mandiri Persero Tbk PT	478,791
1,123,500	Bank Negara Indonesia Persero Tbk PT	581,735
1,065,500	Bank Rakyat Indonesia Persero Tbk PT	309,254
52,400	Indo Tambangraya Megah Tbk PT	45,774
345,800	Indofood Sukses Makmur Tbk PT	187,577
491,600	Kalbe Farma Tbk PT	58,008
2,168,500	Telekomunikasi Indonesia Persero Tbk PT	658,417
39,800	Unilever Indonesia Tbk PT	130,377
240,700	United Tractors Tbk PT	348,884

		3,279,671

The accompanying notes are an integral part of these financial statements.

24

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Malaysia - 4.4%
472,300	AirAsia Group Bhd	$198,531
424,100	BerMaz Auto Bhd	230,941
211,400	CIMB Group Holdings Bhd	253,963
333,200	DiGi.Com Bhd	378,003
29,088	Hong Leong Bank Bhd	113,656
2,600	Kuala Lumpur Kepong Bhd	14,332
253,900	Malayan Banking Bhd	516,047
18,100	Maxis Bhd	24,208
206,300	Petronas Chemicals Group Bhd	371,507
75,200	Petronas Gas Bhd	294,191
38,400	Public Bank Bhd	184,159
152,300	RHB Bank Bhd	205,152
67,400	Tenaga Nasional Bhd	219,569

		3,004,259

	Mexico - 3.6%
725,125	America Movil S.A.B. de C.V. Class L	538,408
95,056	Coca-Cola Femsa S.A.B. de C.V.	577,924
33,198	Fomento Economico Mexicano S.A.B. de C.V.	304,068
14,462	Grupo Financiero Banorte S.A.B. de C.V. Class O	77,906
128,600	Megacable Holdings S.A.B. de C.V. UNIT	517,748
156,059	Wal-Mart de Mexico S.A.B. de C.V.	462,312

		2,478,366

	Philippines - 3.5%
158,200	Alliance Global Group, Inc.	33,270
7,015	Ayala Corp.	119,714
24,270	Ayala Land, Inc.	23,156
193,890	BDO Unibank, Inc.	534,946
357,700	First Gen Corp.	169,775
7,285	Globe Telecom, Inc.	257,217
29,140	Manila Electric Co.	208,022
240,300	Metro Pacific Investments Corp.	23,089
149,170	Metropolitan Bank & Trust Co.	196,860
13,840	PLDT, Inc.	302,274
13,260	Puregold Price Club, Inc.	9,990
81,960	San Miguel Corp.	271,197
10,360	San Miguel Food and Beverage, Inc.	18,389
11,805	SM Investments Corp.	221,159
284,000	Vista Land & Lifescapes, Inc.	42,301

		2,431,359

	Poland - 2.7%
11,171	Asseco Poland S.A.	142,244
18,881	Bank Polska Kasa Opieki S.A.	482,250
20,981	Eurocash S.A.	109,899
9,075	KGHM Polska Miedz S.A.*	181,086
18,539	Polski Koncern Naftowy ORLEN S.A.	456,406
12,754	Powszechna Kasa Oszczednosci Bank Polski S.A.	125,086
39,740	Powszechny Zaklad Ubezpieczen S.A.	370,523

		1,867,494

	Russia - 2.9%
52,538	Gazprom PJSC ADR	362,722
7,081	LUKOIL PJSC ADR	585,882
462	Magnit PJSC GDR	6,036
6,431	MMC Norilsk Nickel PJSC ADR	164,634
14,423	Mobile TeleSystems PJSC ADR	116,826
9,741	Novolipetsk Steel PJSC GDR	211,575
4,364	Rosneft Oil Co. PJSC GDR	27,999
11,684	Sberbank of Russia PJSC ADR	165,621
17,422	Severstal PJSC GDR	250,006
12,629	Surgutneftegas PJSC ADR	67,755
1,191	Tatneft PJSC ADR	75,628

		2,034,684

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	South Africa - 3.7%
18,070	Absa Group Ltd.	$182,184
9,527	Barloworld Ltd.	72,634
1,075	Bid Corp. Ltd.	22,833
13,461	Bidvest Group Ltd.	169,398
20,127	FirstRand Ltd.	82,552
2,180	Foschini Group Ltd.	23,502
6,662	Kumba Iron Ore Ltd.	164,532
67,657	MTN Group Ltd.	429,703
16,136	Nedbank Group Ltd.	241,383
18,548	Sappi Ltd.	45,934
5,043	SPAR Group Ltd.	63,529
17,960	Standard Bank Group Ltd.	206,920
119,617	Telkom S.A. SOC Ltd.	556,885
22,518	Truworths International Ltd.	78,711
10,917	Vodacom Group Ltd.	86,141
32,908	Woolworths Holdings Ltd.	119,543

		2,546,384

	South Korea - 13.4%
5,300	Asia Paper Manufacturing Co., Ltd.	131,597
2,790	Binggrae Co., Ltd.	135,984
12,947	Cheil Worldwide, Inc.	268,433
5,265	Chongkundang Holdings Corp.	398,787
239	CJ CheilJedang Corp.	46,855
78	CJ Corp.	5,347
16,223	Daeduck Electronics Co.	147,155
1,752	Daelim Industrial Co., Ltd.	152,329
9,047	Daesang Corp.	168,286
1,663	DB Insurance Co., Ltd.	71,739
17,800	Deutsch Motors, Inc.*	116,072
2,440	DongKook Pharmaceutical Co., Ltd.	127,900
800	ENF Technology Co., Ltd.	12,674
901	F&F Co., Ltd.	72,990
1,277	Fila Korea Ltd.	61,814
513	GOLFZON Co., Ltd.	28,606
1,631	GS Home Shopping, Inc.	211,485
3,139	GS Retail Co., Ltd.	108,250
4,952	Handsome Co., Ltd.	120,887
1,616	Hankook Tire & Technology Co., Ltd.	43,570
808	Huchems Fine Chemical Corp.	14,456
1,920	Hyundai Home Shopping Network Corp.	146,871
1,214	Hyundai Mobis Co., Ltd.	255,761
1,603	Hyundai Motor Co.	179,578
7,284	iMarketKorea, Inc.	63,331
1,447	Industrial Bank of Korea	15,968
1,312	Innocean Worldwide, Inc.	73,050
5,846	INTOPS Co., Ltd.	61,825
7,632	IS Dongseo Co., Ltd.	191,733
2,000	Jeju Air Co., Ltd.	40,881
10,590	Kia Motors Corp.	403,715
814	KT&G Corp.	71,795
11,981	LF Corp.	202,329
463	LG Chem Ltd.	115,929
4,042	LG Electronics, Inc.	227,756
48,484	LG Uplus Corp.	553,281
368	Lotte Chemical Corp.	72,606
1,700	Mcnex Co., Ltd.	33,683
1,820	Meritz Fire & Marine Insurance Co., Ltd.	29,062
5,883	NHN Corp.*	306,409
4,411	NICE Information Service Co., Ltd.	48,493
860	POSCO	163,207
24,100	Power Logics Co., Ltd.*	210,546
2,336	S&T Motiv Co., Ltd.	106,044
1,391	S-1 Corp.	114,080
18,845	Samsung Electronics Co., Ltd.	772,769

The accompanying notes are an integral part of these financial statements.

25

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	South Korea - 13.4% - (continued)
300	Samsung Fire & Marine Insurance Co., Ltd.	$55,930
8,063	SFA Engineering Corp.	284,462
3,139	Shinhan Financial Group Co., Ltd.	109,694
203	SK Holdings Co., Ltd.	34,621
9,456	SK Hynix, Inc.	649,821
1,991	SK Telecom Co., Ltd.	401,978
6,476	Spigen Korea Co., Ltd.	305,893
25,388	WiSoL Co., Ltd.	303,514
1,036	Woongjin Coway Co., Ltd.	73,273
2,813	Youngone Corp.	83,956

		9,209,060

	Taiwan - 12.9%
6,000	Acter Group Corp. Ltd.	30,653
14,000	Asustek Computer, Inc.	93,184
255,159	Chang Hwa Commercial Bank Ltd.	178,059
25,000	Chang Wah Electromaterials, Inc.	128,527
66,431	Chicony Electronics Co., Ltd.	195,710
136,590	China Life Insurance Co., Ltd.*	108,305
216,000	China Motor Corp.(4)	171,619
78,000	Chunghwa Telecom Co., Ltd.	279,070
250,000	Compal Electronics, Inc.	144,241
135,000	Coretronic Corp.	162,307
429,628	CTBC Financial Holding Co., Ltd.	285,269
247,360	E.Sun Financial Holding Co., Ltd.	209,293
247,000	Far Eastern International Bank	95,537
31,000	Far EasTone Telecommunications Co., Ltd.	72,443
69,000	Formosa Chemicals & Fibre Corp.	192,825
16,000	Formosa Plastics Corp.	48,736
14,301	Foxconn Technology Co., Ltd.	29,824
65,000	Fubon Financial Holding Co., Ltd.	93,338
14,000	Getac Technology Corp.	21,096
61,000	Gigabyte Technology Co., Ltd.	97,621
116,000	Great Wall Enterprise Co., Ltd.	140,960
231,224	Hon Hai Precision Industry Co., Ltd.	545,556
120,000	Inventec Corp.	82,773
17,000	King Yuan Electronics Co., Ltd.	19,096
118,245	Lite-On Technology Corp.	187,899
26,000	MediaTek, Inc.	309,239
324,273	Mega Financial Holding Co., Ltd.	300,500
97,000	Nan Ya Plastics Corp.	217,921
30,000	Nichidenbo Corp.	47,479
22,000	Novatek Microelectronics Corp.	126,223
15,000	Pegatron Corp.	26,108
8,000	Phison Electronics Corp.	71,299
329,000	Pou Chen Corp.	421,530
41,000	Powertech Technology, Inc.	115,238
4,000	President Chain Store Corp.	37,390
28,000	Qisda Corp.	19,088
100,000	Radiant Opto-Electronics Corp.	381,956
103,803	Shanghai Commercial & Savings Bank Ltd.	174,318
326,910	Shin Kong Financial Holding Co., Ltd.	98,944
50,000	Sigurd Microelectronics Corp.	53,345
19,000	Simplo Technology Co., Ltd.	159,229
4,000	Sinbon Electronics Co., Ltd.	15,536
149,832	SinoPac Financial Holdings Co., Ltd.	58,437
70,000	Systex Corp.	164,709
280,000	Taichung Commercial Bank Co., Ltd.	106,948
837,000	Taiwan Business Bank	343,978
133,000	Taiwan PCB Techvest Co., Ltd.	153,901
32,000	Taiwan Semiconductor Manufacturing Co., Ltd.	280,552
65,000	Tripod Technology Corp.	233,606
230,800	Uni-President Enterprises Corp.	556,458
39,000	United Integrated Services Co., Ltd.	206,788
100,000	United Microelectronics Corp.	43,192

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Taiwan - 12.9% - (continued)
94,000	Walsin Lihwa Corp.	$43,933
98,686	Wistron Corp.	79,682
10,000	Wistron NeWeb Corp.	26,302
103,000	Zhen Ding Technology Holding Ltd.	368,515

		8,856,285

	Thailand - 6.1%
63,614	Advanced Info Service PCL NVDR	457,580
34,600	Bangkok Bank PCL NVDR	196,276
191,500	Bangkok Dusit Medical Services PCL NVDR	151,522
26,800	CP ALL PCL NVDR	71,195
56,400	Delta Electronics Thailand PCL NVDR	91,280
2,300	Electricity Generating PCL NVDR	26,997
134,900	Hana Microelectronics PCL NVDR	124,601
94,100	Kasikornbank PCL NVDR	481,499
474,600	Krung Thai Bank PCL NVDR	266,899
47,800	PTT Exploration & Production PCL NVDR	189,106
278,000	PTT Global Chemical PCL NVDR	488,556
281,700	PTT PCL NVDR	425,981
28,100	Siam Cement PCL NVDR	374,850
95,000	Siam Commercial Bank PCL NVDR	366,520
203,100	Thanachart Capital PCL NVDR	378,509
26,300	Tisco Financial Group PCL NVDR	88,140

		4,179,511

	Turkey - 3.3%
72,383	Akbank T.A.S.*	104,091
13,379	Arcelik A.S.*	45,114
25,185	BIM Birlesik Magazalar A.S.	219,089
13,089	Celebi Hava Servisi A.S.	230,069
636,878	Dogan Sirketler Grubu Holding A.S.	172,571
2,725	EGE Endustri VE Ticaret A.S.	227,787
133,099	Enka Insaat ve Sanayi A.S.	133,182
47,951	Eregli Demir ve Celik Fabrikalari T.A.S.	58,171
17,567	Ford Otomotiv Sanayi A.S.	184,801
163,398	Iskenderun Demir ve Celik A.S.	177,968
102,364	Soda Sanayii A.S.	107,141
6,026	TAV Havalimanlari Holding A.S.	25,186
37,760	Tekfen Holding A.S.	127,996
34,023	Tofas Turk Otomobil Fabrikasi A.S.	122,197
28,860	Turkiye Garanti Bankasi A.S.*	52,185
50,921	Vestel Beyaz Esya Sanayi ve Ticaret A.S.	136,715
319,400	Yapi ve Kredi Bankasi A.S.*	136,324

		2,260,587

	Total Common Stocks (cost $65,944,202)	$65,944,631

PREFERRED STOCKS - 3.7%
	Brazil - 2.9%
28,503	Banco Bradesco S.A.*	232,108
4,300	Cia Paranaense de Energia*	51,213
37,000	Gerdau S.A.*	116,896
59,116	Itau Unibanco Holding S.A.*	497,151
44,785	Itausa - Investimentos Itau S.A.*	141,707
45,192	Petroleo Brasileiro S.A.*	298,900
50,902	Telefonica Brasil S.A.	671,378

		2,009,353

	Chile - 0.2%
24,000	Embotelladora Andina S.A. Class B	80,417
2,070	Sociedad Quimica y Minera de Chile S.A. Class B*	57,051

		137,468

	Colombia - 0.6%
9,162	Banco Davivienda S.A., 3.17%	111,942

The accompanying notes are an integral part of these financial statements.

26

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†

PREFERRED STOCKS - 3.7% - (continued)
	Colombia - 0.6% - (continued)
25,910	Bancolombia S.A., 3.18%	$320,295

		432,237

	Total Preferred Stocks (cost $2,011,200)	$2,579,058

	Total Long-Term Investments (cost $67,955,402)	$68,523,689

SHORT-TERM INVESTMENTS - 0.1%
	U.S. Treasury Bill - 0.1%
$50,000	1.92%, 12/12/2019(2)(3)	$49,822

	Total Short-Term Investments (cost $49,809)	$49,822

Total Investments (cost $68,005,211)	99.6%	$68,573,511
Other Assets and Liabilities	0.4%	249,786

Total Net Assets	100.0%	$68,823,297

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $286,702, representing 0.4% of net assets.

(2)	The rate shown represents current yield to maturity.

(3)	This security has been pledged as collateral in connection with futures contracts.

(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Trustees. At September 30, 2019, the aggregate fair value of this security was $171,619, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Trustees.

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Market Index Future	7	12/20/2019	$350,665	$(7,768)

Total futures contracts				$(7,768)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

27

Hartford Multifactor Emerging Markets ETF

Schedule of Investments – (continued)

September 30, 2019

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$3,145,848	$3,145,848	$—	$—
Chile	2,118,068	2,118,068	—	—
China	13,941,631	13,770,012	—	171,619
Colombia	228,474	228,474	—	—
Hong Kong	1,825,573	1,825,573	—	—
India	2,537,377	2,537,377	—	—
Indonesia	3,279,671	3,279,671	—	—
Malaysia	3,004,259	3,004,259	—	—
Mexico	2,478,366	2,478,366	—	—
Philippines	2,431,359	2,431,359	—	—
Poland	1,867,494	1,867,494	—	—
Russia	2,034,684	2,034,684	—	—
South Africa	2,546,384	2,546,384	—	—
South Korea	9,209,060	9,209,060	—	—
Taiwan	8,856,285	8,856,285	—	—
Thailand	4,179,511	4,179,511	—	—
Turkey	2,260,587	2,260,587	—	—
Preferred Stocks	2,579,058	2,579,058	—	—
Short-Term Investments	49,822	—	49,822	—

Total	$68,573,511	$68,352,070	$49,822	$171,619

Liabilities
Futures Contracts(2)	$(7,768)	$(7,768)	$—	$—

Total	$(7,768)	$(7,768)	$—	$—

(1)	For the year ended September 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended September 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

28

Hartford Multifactor Global Small Cap ETF

Schedule of Investments

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Australia - 5.8%
30,796	Abacus Property Group	$81,420
55,219	Australian Pharmaceutical Industries Ltd.	50,277
2,892	BWP Trust REIT	7,705
63,714	Cromwell Property Group REIT	54,574
17,799	CSR Ltd.	51,259
10,713	Elders Ltd.	45,665
27,115	Genworth Mortgage Insurance Australia Ltd.	62,178
21,884	Growthpoint Properties Australia Ltd. REIT	63,762
29,998	Inghams Group Ltd.	63,731
2,616	JB Hi-Fi Ltd.	59,988
8,143	Mineral Resources Ltd.	73,484
2,930	Northern Star Resources Ltd.	21,817
16,143	OceanaGold Corp.	42,186
15,553	Regis Resources Ltd.	51,400
18,501	Sandfire Resources NL	81,856
4,421	Shopping Centres Australasia Property Group REIT	7,782
39,386	St. Barbara Ltd.	77,035
50,243	Viva Energy REIT	96,576

		992,695

	Belgium - 0.2%
6,125	AGFA-Gevaert N.V.*	25,134
286	Tessenderlo Group S.A.*	9,042

		34,176

	Bermuda - 0.4%
960	Argo Group International Holdings Ltd.	67,430

	Brazil - 1.5%
8,868	Cia de Transmissao de Energia Eletrica Paulista*	52,585
684	Cia Hering	5,701
10,753	Construtora Tenda S.A.	63,608
10,154	EDP - Energias do Brasil S.A.	47,779
1,357	Ez Tec Empreendimentos e Participacoes S.A.	11,795
3,378	Grendene S.A.	7,080
9,791	MRV Engenharia e Participacoes S.A.	41,464
4,257	Tupy S.A.	18,345
1,848	Unipar Carbocloro S.A.	14,095

		262,452

	Canada - 4.6%
1,486	Aecon Group, Inc.	20,472
2,975	Aritzia, Inc.*	37,727
340	Canadian Solar, Inc.*	6,419
2,214	Canfor Corp.*	25,969
3,132	Canfor Pulp Products, Inc.	22,970
3,864	Cascades, Inc.	33,795
1,931	Celestica, Inc.*	13,855
3,903	Centerra Gold, Inc.*	33,193
1,931	Empire Co., Ltd. Class A	52,315
2,556	InterRent Real Estate Investment Trust REIT	31,583
5,593	Intertape Polymer Group, Inc.	72,870
24,219	Just Energy Group, Inc.	57,438
3,256	Killam Apartment Real Estate Investment Trust REIT	49,258
1,313	Mercer International, Inc.	16,465
262	NFI Group, Inc.	5,565
338	Norbord, Inc.	8,108
3,471	North West Co., Inc.	74,191
1,362	Parkland Fuel Corp.	43,709
2,343	Spin Master Corp.*(1)	71,635
6,314	Summit Industrial Income REIT	62,615
2,767	Transcontinental, Inc. Class A	32,351
673	Uni-Select, Inc.	5,612
10,373	Western Forest Products, Inc.	9,402

		787,517

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	China - 6.8%
42,522	BAIC Motor Corp. Ltd. Class H(1)	$26,253
12,000	China Communications Construction Co., Ltd. Class H	9,383
20,531	China Lesso Group Holdings Ltd.	19,433
77,025	China Oriental Group Co., Ltd.	26,627
103,000	China Railway Signal & Communication Corp. Ltd. Class H(1)	63,723
15,000	China Reinsurance Group Corp. Class H	2,430
75,000	China SCE Group Holdings Ltd.	34,537
25,122	CSC Financial Co., Ltd. Class H(1)	18,394
33,000	Dongyue Group Ltd.	15,449
75,242	Great Wall Motor Co., Ltd. Class H	50,389
22,366	Guangzhou R&F Properties Co., Ltd. Class H	33,837
58,000	Jiangsu Expressway Co., Ltd. Class H	73,689
35,600	JNBY Design Ltd.	51,133
1,870	Livzon Pharmaceutical Group, Inc. Class H	4,795
86,000	Maanshan Iron & Steel Co., Ltd. Class H	32,362
136,646	Metallurgical Corp. of China Ltd. Class H	30,678
85,000	People’s Insurance Co., Group of China Ltd. Class H	34,046
79,614	Red Star Macalline Group Corp. Ltd. Class H(1)	66,519
77,082	Shenzhen Expressway Co., Ltd. Class H	100,490
103,215	Sinotrans Ltd. Class H	32,389
84,219	Tianneng Power International Ltd.	59,302
20,303	Times China Holdings, Ltd.	31,596
68,000	Tong Ren Tang Technologies Co., Ltd. Class H	61,847
29,402	TravelSky Technology Ltd. Class H	61,059
57,706	Weichai Power Co., Ltd. Class H	83,179
62,814	Xtep International Holdings Ltd.	33,973
40,000	Yadea Group Holdings Ltd.(1)	8,674
3,637	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H(1)	5,864
13,600	YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(1)	66,357
10,000	Zhejiang Expressway Co., Ltd. Class H	8,649
3,300	Zhuzhou CRRC Times Electric Co., Ltd. Class H	13,660

		1,160,716

	Denmark - 0.4%
751	Sydbank A/S	13,247
1,251	Topdanmark A/S	60,389

		73,636

	Finland - 0.0%
1,034	Finnair Oyj	7,231

	France - 1.7%
1,099	Criteo S.A. ADR*	20,540
50	Fnac Darty S.A.*	3,162
933	Gaztransport Et Technigaz S.A.	92,409
3,441	Lagardere SCA	76,153
3,269	Quadient SAS	67,713
533	Societe BIC S.A.	35,794

		295,771

	Georgia - 0.2%
1,858	Bank of Georgia Group plc	30,589

	Germany - 1.0%
8,617	Borussia Dortmund GmbH & Co., KGaA	86,709
2,136	TAG Immobilien AG*	48,762
1,611	TLG Immobilien AG	43,820

		179,291

	Hong Kong - 3.0%
444,000	Bosideng International Holdings Ltd.	189,168
93,000	Champion REIT	60,146
37,000	HKBN Ltd.	68,153
9,000	Pacific Textiles Holdings Ltd.	6,050
64,000	Sa Sa International Holdings Ltd.	14,205

The accompanying notes are an integral part of these financial statements.

29

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Hong Kong - 3.0% - (continued)
31,000	Shanghai Industrial Holdings Ltd.	$57,734
30,000	Shanghai Industrial Urban Development Group Ltd.	3,789
21,120	Shenzhen Investment Ltd.	7,786
41,000	SmarTone Telecommunications Holdings Ltd.	35,616
38,515	Yuexiu Real Estate Investment Trust	24,663
60,000	Yuexiu Transport Infrastructure Ltd.	51,815

		519,125

	Ireland - 0.1%
9,902	Green REIT plc	20,576

	Israel - 1.6%
958	Airport City Ltd.*	18,604
26,602	Bezeq The Israeli Telecommunication Corp. Ltd.*	17,618
80	Israel Corp. Ltd.*	17,987
14	Mehadrin Ltd.*	548
328	Mizrahi Tefahot Bank Ltd.	8,153
165,228	Oil Refineries Ltd.*	87,135
454	Paz Oil Co., Ltd.	66,354
2,175	Phoenix Holdings Ltd.	13,798
1,818	Tower Semiconductor Ltd.*	35,824

		266,021

	Italy - 1.0%
17,276	Enav S.p.A.(1)	97,562
44,818	Saras S.p.A	76,711

		174,273

	Japan - 16.1%
315	Adastria Co., Ltd.	7,080
2,181	Amano Corp.	66,394
1,532	AOKI Holdings, Inc.	14,728
3,005	Arcs Co., Ltd.	62,811
1,000	Asahi Holdings, Inc.	20,597
5,500	Avex, Inc.	64,427
700	BML, Inc.	18,822
10,900	Citizen Watch Co., Ltd.	53,252
257	cocokara fine, Inc.	13,840
900	Daicel Corp.	7,603
600	Daiho Corp.	15,833
900	Daiwabo Holdings Co., Ltd.	37,307
3,900	DCM Holdings Co., Ltd.	38,251
3,249	Doutor Nichires Holdings Co., Ltd.	64,394
2,800	DTS Corp.	58,241
1,558	Dydo Group Holdings, Inc.	63,502
700	Fujitsu General Ltd.	11,652
5,021	Geo Holdings Corp.	59,606
9,100	Hazama Ando Corp.	67,697
1,467	Heiwado Co., Ltd.	27,528
1,947	Inaba Denki Sangyo Co., Ltd.	85,032
10,400	Itochu Enex Co., Ltd.	79,004
2,300	Iwatani Corp.	77,678
3,500	Kaga Electronics Co., Ltd.	62,600
2,221	Kanematsu Corp.	24,948
12,100	Kansai Mirai Financial Group, Inc.	76,020
900	Keihin Corp.	13,199
500	Kinden Corp.	7,416
1,568	Kokuyo Co., Ltd.	21,879
9,100	Konica Minolta, Inc.	63,319
4,281	KYORIN Holdings, Inc.	70,865
1,469	Kyowa Exeo Corp.	35,612
437	Kyudenko Corp.	14,557
2,178	Maeda Road Construction Co., Ltd.	47,359
6,000	Marvelous, Inc.	46,246
2,168	Maxell Holdings Ltd.	30,953
6,182	MCJ Co., Ltd.	38,897
599	Megmilk Snow Brand Co., Ltd.	14,416

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Japan - 16.1% - (continued)
4,760	Ministop Co., Ltd.	$61,265
2,623	Mirait Holdings Corp.	39,536
2,900	Mixi, Inc.	60,992
782	Mochida Pharmaceutical Co., Ltd.	29,884
3,569	NEC Networks & System Integration Corp.	96,791
773	Nihon Unisys Ltd.	24,891
661	Nojima Corp.	11,082
6,200	Oki Electric Industry Co., Ltd.	84,388
969	PAL GROUP Holdings Co., Ltd.	29,946
1,161	Paramount Bed Holdings Co., Ltd.	42,164
3,778	Plenus Co., Ltd.	63,273
3,300	Raito Kogyo Co., Ltd.	43,298
3,100	Sanki Engineering Co., Ltd.	36,715
1,400	Senko Group Holdings Co., Ltd.	10,894
4,400	SKY Perfect JSAT Holdings, Inc.	17,791
2,039	St Marc Holdings Co., Ltd.	44,883
5,700	Sumitomo Mitsui Construction Co., Ltd.	29,904
600	Sushiro Global Holdings Ltd.	40,361
1,919	T-Gaia Corp.	38,691
274	Taikisha Ltd.	8,252
3,208	Takuma Co., Ltd.	36,362
613	Toho Holdings Co., Ltd.	14,186
6,200	TOKAI Holdings Corp.	57,999
300	Tokyo Seimitsu Co., Ltd.	8,813
4,800	Tokyu Construction Co., Ltd.	36,686
1,900	Toshiba TEC Corp.	56,081
300	Towa Pharmaceutical Co., Ltd.	6,951
396	Unipres Corp.	6,203
6,300	United Super Markets Holdings, Inc.	56,078
1,328	Valor Holdings Co., Ltd.	22,364
7,400	Yamazen Corp.	64,363

		2,764,652

	Liechtenstein - 0.2%
216	VP Bank AG	33,922

	Luxembourg - 0.3%
941	Altisource Portfolio Solutions S.A.*	19,027
1,034	Grand City Properties S.A.	23,267

		42,294

	Netherlands - 0.4%
794	Flow Traders(1)	20,792
5,822	PostNL N.V.	12,935
570	Signify N.V.(1)	15,678
628	Sligro Food Group N.V.	17,767

		67,172

	New Zealand - 0.9%
51,457	Air New Zealand Ltd.	90,345
17,546	Z Energy Ltd.	61,613

		151,958

	Norway - 0.8%
251	Entra ASA(1)	3,939
3,001	SpareBank 1 SMN	32,534
8,423	Veidekke ASA	94,650

		131,123

	Poland - 0.5%
64,069	EPP N.V.	78,594

	Singapore - 0.8%
15,600	ComfortDelGro Corp. Ltd.	27,074
7,917	Frasers Centrepoint Trust REIT	15,686
2,342	Kulicke & Soffa Industries, Inc.	54,990
3,200	Mapletree North Asia Commercial Trust REIT	3,054
9,500	StarHub Ltd.	8,931

The accompanying notes are an integral part of these financial statements.

30

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Singapore - 0.8% - (continued)
35,100	Yanlord Land Group Ltd.	$29,696

		139,431

	South Africa - 0.8%
12,629	Reunert Ltd.	57,471
17,605	Telkom S.A. SOC Ltd.	81,961

		139,432

	South Korea - 4.8%
1,386	Binggrae Co., Ltd.	67,553
3,653	Cheil Worldwide, Inc.	75,738
586	CJ Corp.	40,172
189	Com2uSCorp	14,742
727	Daesang Corp.	13,523
3,917	DGB Financial Group, Inc.	24,396
525	GS Home Shopping, Inc.	68,075
610	GS Retail Co., Ltd.	21,036
191	Hanwha Corp.	4,032
1,439	Harim Holdings Co., Ltd.	11,333
1,552	Huchems Fine Chemical Corp.	27,766
500	Hyundai Home Shopping Network Corp.	38,248
2,702	Hyundai Marine & Fire Insurance Co., Ltd.	59,635
533	IS Dongseo Co., Ltd.	13,390
4,202	JB Financial Group Co., Ltd.	19,743
1,828	Jeju Air Co., Ltd.	37,365
72	Korea Petrochemical Ind Co., Ltd.	7,675
7,445	Korean Reinsurance Co.	49,855
3,727	LF Corp.	62,940
4,396	Meritz Fire & Marine Insurance Co., Ltd.	70,195
90	NongShim Co., Ltd.	18,773
406	S&T Motiv Co., Ltd.	18,431
372	S-1 Corp.	30,509
208	Samsung Card Co., Ltd.	6,112
221	Soulbrain Co., Ltd.	13,488

		814,725

	Spain - 0.2%
762	Bolsas y Mercados Espanoles SHMSF S.A.	19,256
529	Cia de Distribucion Integral Logista Holdings S.A.	10,312
799	Lar Espana Real Estate Socimi S.A. REIT	6,716

		36,284

	Sweden - 2.1%
9,744	Bilia AB Class A	77,449
6,033	Clas Ohlson AB Class B	57,955
3,040	Hemfosa Fastigheter AB	30,826
1,097	JM AB	28,072
7,266	Nobina AB(1)	45,486
7,482	Peab AB	66,547
36,677	SAS AB*	46,778

		353,113

	Switzerland - 1.1%
148	Autoneum Holding AG	16,282
127	BKW AG	9,438
3	dormakaba Holding AG*	1,936
509	Galenica AG*(1)	29,249
609	Implenia AG	22,891
24	Schweiter Technologies AG	22,889
831	Sunrise Communications Group AG*(1)	64,712
274	Valiant Holding AG	27,258

		194,655

	Taiwan - 4.3%
15,000	Coretronic Corp.	18,034
55,909	Eva Airways Corp.	24,598
1,208	FLEXium Interconnect, Inc.	3,676

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Taiwan - 4.3% - (continued)
17,000	Fusheng Precision Co., Ltd.	$98,084
37,563	Gigabyte Technology Co., Ltd.	60,114
11,650	Great Wall Enterprise Co., Ltd.	14,157
106,000	HannStar Display Corp.	21,866
10,000	Micro-Star International Co., Ltd.	29,106
14,469	Powertech Technology, Inc.	40,668
14,637	Primax Electronics Ltd.	27,883
21,000	Radiant Opto-Electronics Corp.	80,211
30,000	Ruentex Industries Ltd.*	64,691
8,871	Tripod Technology Corp.	31,882
16,000	United Integrated Services Co., Ltd.	84,836
10,562	Wistron NeWeb Corp.	27,780
10,083	WT Microelectronics Co., Ltd.	12,594
25,000	Zhen Ding Technology Holding Ltd.	89,445

		729,625

	Thailand - 0.3%
1,136	Fabrinet*	59,413

	United Kingdom - 4.1%
1,327	Aggreko plc	13,586
4,894	Avast plc(1)	23,400
22,880	Charter Court Financial Services Group plc(1)	85,290
4,706	Countryside Properties plc(1)	19,485
2,229	Daily Mail & General Trust plc	23,403
2,597	Dart Group plc	29,283
861	Euromoney Institutional Investor plc	15,703
3,206	Go-Ahead Group plc	79,568
1,501	Greggs plc	38,658
25,005	Halfords Group plc	52,445
6,036	Hudson Ltd. Class A*	74,062
2,840	John Laing Group plc(1)	12,844
1,124	Just Group plc*	733
927	National Express Group plc	4,946
15,382	OneSavings Bank plc	70,021
4,021	Safestore Holdings plc REIT	33,125
292	Spectris plc	8,794
9,579	Stagecoach Group plc	15,782
85	Tate & Lyle plc	771
7,275	UNITE Group plc	97,897

		699,796

	United States - 32.7%
1,256	1-800-Flowers.com, Inc. Class A*	18,583
1,597	Aaron’s, Inc.	102,623
1,815	Abercrombie & Fitch Co., Class A	28,314
265	Acushnet Holdings Corp.	6,996
64	Addus HomeCare Corp.*	5,074
453	AMC Networks, Inc. Class A*	22,269
719	Amedisys, Inc.*	94,196
595	American National Insurance Co.	73,619
3,388	Amkor Technology, Inc.*	30,831
1,886	AMN Healthcare Services, Inc.*	108,558
962	ANGI Homeservices, Inc. Class A*	6,816
171	AngioDynamics, Inc.*	3,150
1,087	Anika Therapeutics, Inc.*	59,665
3,617	Apollo Medical Holdings, Inc.*	63,732
767	Arch Coal, Inc. Class A	56,911
1,198	Argan, Inc.	47,069
50	Atrion Corp.	38,959
4,540	Avaya Holdings Corp.*	46,444
1,262	Big Lots, Inc.	30,919
429	BioTelemetry, Inc.*	17,473
198	Blackstone Mortgage Trust, Inc. Class A REIT	7,098
122	Boston Beer Co., Inc. Class A*	44,418
467	BP Prudhoe Bay Royalty Trust	4,292
537	Brady Corp. Class A	28,488

The accompanying notes are an integral part of these financial statements.

31

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	United States - 32.7% - (continued)
1,086	Brinker International, Inc.	$46,340
2,597	Buckle, Inc.	53,498
26	CACI International, Inc. Class A*	6,013
890	Cactus, Inc. Class A*	25,757
372	Cal-Maine Foods, Inc.	14,863
494	Cambrex Corp.*	29,393
2,110	Casa Systems, Inc.*	16,574
124	Casey’s General Stores, Inc.	19,984
20	Chemed Corp.	8,351
42	Chesapeake Utilities Corp.	4,003
1,054	Chico’s FAS, Inc.	4,248
536	Chimera Investment Corp. REIT	10,484
68	Coca-Cola Bottling Co., Consolidated	20,663
365	CONMED Corp.	35,095
1,223	CONSOL Energy, Inc.*	19,116
1,363	Corvel Corp.*	103,179
886	CSG Systems International, Inc.	45,788
1,667	CVR Energy, Inc.	73,398
794	Designer Brands, Inc.	13,593
1,046	Dick’s Sporting Goods, Inc.	42,687
413	Diodes, Inc.*	16,582
166	DISH Network Corp. Class A*	5,656
516	Dolby Laboratories, Inc. Class A	33,354
192	Douglas Dynamics, Inc.	8,557
705	EchoStar Corp. Class A*	27,932
1,348	Emergent BioSolutions, Inc.*	70,473
1,270	Employers Holdings, Inc.	55,347
3,296	Ennis, Inc.	66,612
1,501	Ensign Group, Inc.	71,192
857	ePlus, Inc.*	65,209
263	FB Financial Corp.	9,876
857	FBL Financial Group, Inc. Class A	51,000
2,009	First Interstate BancSystem, Inc. Class A	80,842
6,567	Five Point Holdings LLC Class A*	49,253
516	Genesco, Inc.*	20,650
15,593	Genworth Financial, Inc. Class A*	68,609
680	Getty Realty Corp. REIT	21,801
1,810	Globus Medical, Inc. Class A*	92,527
65	Graham Holdings Co. Class B	43,124
453	Granite Point Mortgage Trust, Inc. REIT	8,489
402	Greenbrier Cos., Inc.	12,108
554	Greif, Inc. Class A	20,991
628	Guess?, Inc.	11,637
2,921	H&R Block, Inc.	68,994
951	Horace Mann Educators Corp.	44,060
57	Hub Group, Inc. Class A*	2,651
56	ICF International, Inc.	4,730
393	Ichor Holdings Ltd.*	9,503
479	Industrial Logistics Properties Trust REIT	10,179
1,256	Ingles Markets, Inc. Class A	48,808
3,832	Inovalon Holdings, Inc. Class A*	62,807
1,592	Insight Enterprises, Inc.*	88,659
32	Insperity, Inc.	3,156
509	Kaman Corp.	30,265
215	Kelly Services, Inc. Class A	5,207
2,736	Laureate Education, Inc. Class A*	45,349
810	LHC Group, Inc.*	91,984
603	Louisiana-Pacific Corp.	14,822
1,015	Magellan Health, Inc.*	63,032
6,931	Magnolia Oil & Gas Corp. Class A*	76,934
610	ManTech International Corp. Class A	43,560
1,093	Marcus & Millichap, Inc. REIT*	38,791
1,604	Match Group, Inc.	114,590
201	MAXIMUS, Inc.	15,529
195	McGrath Rent Corp.	13,570

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	United States - 32.7% - (continued)
1,449	MEDNAX, Inc.*	$32,776
474	Mercury General Corp.	26,487
50	Meredith Corp.	1,833
5,147	Meridian Bioscience, Inc.	48,845
1,846	MFA Financial, Inc. REIT	13,587
44	MicroStrategy, Inc. Class A*	6,528
623	MSG Networks, Inc. Class A*	10,105
695	Murphy USA, Inc.*	59,284
1,137	National HealthCare Corp.	93,063
827	National Presto Industries, Inc.	73,677
281	National Western Life Group, Inc. Class A	75,412
1,722	NextGen Healthcare, Inc.*	26,984
218	NorthWestern Corp.	16,361
233	NuVasive, Inc.*	14,768
760	Oritani Financial Corp.	13,448
2,512	Par Pacific Holdings, Inc.*	57,424
1,928	Patterson Cos., Inc.	34,357
981	PC Connection, Inc.	38,161
1,298	PennyMac Financial Services, Inc.*	39,433
653	PennyMac Mortgage Investment Trust REIT	14,516
1,721	Phibro Animal Health Corp. Class A	36,709
7,346	Photronics, Inc.*	79,925
204	Portland General Electric Co.	11,499
2,278	Premier, Inc. Class A*	65,880
1,979	ProPetro Holding Corp.*	17,989
3,258	Renewable Energy Group, Inc.*	48,886
997	REX American Resources Corp.*	76,101
221	Safety Insurance Group, Inc.	22,394
3,875	Sally Beauty Holdings, Inc.*	57,699
44	Sanderson Farms, Inc.	6,659
1,863	Schneider National, Inc. Class B	40,464
92	Scholastic Corp.	3,474
659	Select Medical Holdings Corp.*	10,920
1,342	Selective Insurance Group, Inc.	100,905
541	Sleep Number Corp.*	22,354
3,451	SMART Global Holdings, Inc.*	87,932
464	Spirit Airlines, Inc.*	16,843
3,047	Steelcase, Inc. Class A	56,065
730	Stepan Co.	70,854
92	Sturm Ruger & Co., Inc.	3,842
1,084	Sunstone Hotel Investors, Inc. REIT	14,894
2,646	Sykes Enterprises, Inc.*	81,073
1,392	Telephone & Data Systems, Inc.	35,914
2,794	TPG RE Finance Trust, Inc. REIT	55,433
397	Trinseo S.A.	17,051
9,155	TrustCo Bank Corp.	74,613
203	TTM Technologies, Inc.*	2,476
304	U.S. Physical Therapy, Inc.	39,687
36	UniFirst Corp.	7,024
4,174	Unisys Corp.*	31,013
995	United Fire Group, Inc.	46,745
1,879	United States Cellular Corp.*	70,613
65	Unitil Corp.	4,124
765	Universal Corp.	41,930
82	USANA Health Sciences, Inc.*	5,608
3,440	Virtu Financial, Inc. Class A	56,278
280	Vishay Intertechnology, Inc.	4,740
3,038	Warrior Met Coal, Inc.	59,302
1,874	Weis Markets, Inc.	71,474
82	Williams-Sonoma, Inc.	5,574

		5,608,534

	Total Common Stocks (cost $17,102,536)	$16,916,222

The accompanying notes are an integral part of these financial statements.

32

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 0.3%
	Germany - 0.3%
5,482	Schaeffler AG, 4.39%	$42,098

	Total Preferred Stocks (cost $78,402)	$42,098

	Total Long-Term Investments (cost $17,180,938)	$16,958,320

SHORT-TERM INVESTMENTS - 0.1%
	U.S. Treasury Bill - 0.1%
$20,000	1.92%, 12/12/2019(2)(3)	$19,929

	Total Short-Term Investments (cost $19,923)	$19,929

Total Investments (cost $17,200,861)	99.1%	$16,978,249
Other Assets and Liabilities	0.9%	154,679

Total Net Assets	100.0%	$17,132,928

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of these securities was $745,856, representing 4.4% of net assets.

(2)	The rate shown represents current yield to maturity.

(3)	This security has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	1	12/20/2019	$76,250	$(3,132)
MSCI EAFE Index Future	1	12/20/2019	94,920	(552)

Total				$(3,684)

Total futures contracts				$(3,684)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

33

Hartford Multifactor Global Small Cap ETF

Schedule of Investments – (continued)

September 30, 2019

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$992,695	$992,695	$—	$—
Belgium	34,176	34,176	—	—
Bermuda	67,430	67,430	—	—
Brazil	262,452	262,452	—	—
Canada	787,517	787,517	—	—
China	1,160,716	1,160,716	—	—
Denmark	73,636	73,636	—	—
Finland	7,231	7,231	—	—
France	295,771	295,771	—	—
Georgia	30,589	30,589	—	—
Germany	179,291	179,291	—	—
Hong Kong	519,125	519,125	—	—
Ireland	20,576	20,576	—	—
Israel	266,021	266,021	—	—
Italy	174,273	174,273	—	—
Japan	2,764,652	2,764,652	—	—
Liechtenstein	33,922	33,922	—	—
Luxembourg	42,294	42,294	—	—
Netherlands	67,172	67,172	—	—
New Zealand	151,958	151,958	—	—
Norway	131,123	131,123	—	—
Poland	78,594	78,594	—	—
Singapore	139,431	139,431	—	—
South Africa	139,432	139,432	—	—
South Korea	814,725	814,725	—	—
Spain	36,284	36,284	—	—
Sweden	353,113	353,113	—	—
Switzerland	194,655	194,655	—	—
Taiwan	729,625	729,625	—	—
Thailand	59,413	59,413	—	—
United Kingdom	699,796	699,796	—	—
United States	5,608,534	5,608,534	—	—
Preferred Stocks	42,098	42,098	—	—
Short-Term Investments	19,929	—	19,929	—

Total	$16,978,249	$16,958,320	$19,929	$—

Liabilities
Futures Contracts(2)	$(3,684)	$(3,684)	$—	$—

Total	$(3,684)	$(3,684)	$—	$—

(1)	For the year ended September 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

34

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5%
	Australia - 6.7%
1,248	AGL Energy Ltd.	$16,127
2,281	Amcor plc	21,923
8,447	Aurizon Holdings Ltd.	33,613
869	Australia & New Zealand Banking Group Ltd.	16,715
1,234	Caltex Australia Ltd.	21,905
72	Cochlear Ltd.	10,108
51	Commonwealth Bank of Australia	2,780
2,169	Computershare Ltd.	23,626
183	CSL Ltd.	28,843
1,349	GPT Group REIT	5,605
708	National Australia Bank Ltd.	14,182
598	Ramsay Health Care Ltd.	26,163
1,640	Sonic Healthcare Ltd.	31,026
920	Stockland REIT	2,823
1,462	Tabcorp Holdings Ltd.	4,782
2,956	Transurban Group	29,287
1,224	Wesfarmers Ltd.	32,856
260	Westpac Banking Corp.	5,198
1,351	Woolworths Group Ltd.	33,969

		361,531

	Belgium - 0.1%
33	Cofinimmo S.A. REIT	4,648

	Brazil - 0.4%
5,009	Ambev S.A.	23,149

	Canada - 10.3%
410	Alimentation Couche-Tard, Inc. Class B	12,573
359	Bank of Montreal	26,459
333	Bank of Nova Scotia	18,926
601	BCE, Inc.	29,088
1,410	CAE, Inc.	35,846
600	Canadian Apartment Properties REIT	24,684
200	Canadian Imperial Bank of Commerce	16,512
303	Canadian National Railway Co.	27,224
181	Canadian Tire Corp. Ltd. Class A	20,324
364	CCL Industries, Inc. Class B	14,692
65	CGI, Inc.*	5,143
634	Enbridge, Inc.	22,267
1,500	First Capital Realty, Inc.	25,004
6	George Weston Ltd.	505
210	Imperial Oil Ltd.	5,472
536	Inter Pipeline Ltd.	9,412
48	Loblaw Cos., Ltd.	2,736
9	Onex Corp.	558
637	Pembina Pipeline Corp.	23,628
135	Quebecor, Inc. Class B	3,067
1,359	RioCan Real Estate Investment Trust REIT	27,077
16	Ritchie Bros Auctioneers, Inc.	638
495	Rogers Communications, Inc. Class B	24,126
265	Royal Bank of Canada	21,510
1,352	Shaw Communications, Inc. Class B	26,580
843	Suncor Energy, Inc.	26,608
416	TC Energy Corp.	21,554
876	TELUS Corp.	31,196
152	Thomson Reuters Corp.	10,166
416	Toronto-Dominion Bank	24,272
300	WSP Global, Inc.	17,545

		555,392

	China - 2.3%
27,000	China Construction Bank Corp. Class H	20,596
1,500	China Merchants Bank Co., Ltd. Class H	7,137
46,000	China Telecom Corp. Ltd. Class H	20,948
6,000	Fuyao Glass Industry Group Co., Ltd. Class H(1)	16,647
20,000	Guangzhou Automobile Group Co., Ltd. Class H	19,134

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	China - 2.3% - (continued)
4,000	Jiangsu Expressway Co., Ltd. Class H	$5,082
2,300	Shenzhou International Group Holdings Ltd.	30,043
30,000	Zall Smart Commerce Group Ltd.*	3,597

		123,184

	Denmark - 2.1%
201	Carlsberg A/S Class B	29,716
243	Coloplast A/S Class B	29,272
310	DSV A/S	29,504
488	Novo Nordisk A/S Class B	25,093

		113,585

	Finland - 0.1%
137	Kone Oyj Class B	7,802

	France - 4.0%
232	Air Liquide S.A.	33,032
193	EssilorLuxottica S.A.	27,826
46	Hermes International	31,795
74	L’Oreal S.A.	20,725
1,926	Orange S.A.	30,226
267	Sanofi	24,760
144	Sodexo S.A.	16,170
63	Thales S.A.	7,246
447	TOTAL S.A.	23,335
5	Vinci S.A.	539

		215,654

	Germany - 3.4%
114	adidas AG	35,501
118	Allianz SE	27,510
178	BASF SE	12,443
1,356	Deutsche Telekom AG	22,757
236	Merck KGaA	26,591
248	SAP SE	29,168
240	Siemens AG	25,707

		179,677

	Hong Kong - 5.5%
2,000	China Mobile Ltd.	16,545
17,000	CITIC Ltd.	21,468
1,500	CK Hutchison Holdings Ltd.	13,241
2,000	CK Infrastructure Holdings Ltd.	13,458
2,500	CLP Holdings Ltd.	26,262
1,100	Dairy Farm International Holdings Ltd.	6,930
8,000	Guangdong Investment Ltd.	15,654
800	Hang Seng Bank Ltd.	17,246
11,000	HKBN Ltd.	20,262
11,616	Hong Kong & China Gas Co., Ltd.	22,641
300	Jardine Strategic Holdings Ltd.	8,964
3,000	Link REIT	33,083
3,594	MTR Corp. Ltd.	20,172
13,000	PCCW Ltd.	7,296
1,000	Power Assets Holdings Ltd.	6,716
2,000	Swire Pacific Ltd. Class A	18,611
1,700	VTech Holdings Ltd.	14,822
10,000	Zhongyu Gas Holdings Ltd.	9,746

		293,117

	India - 2.4%
236	HDFC Bank Ltd. ADR	13,464
2,515	Infosys Ltd. ADR	28,596
1,396	Larsen & Toubro Ltd. GDR	29,037
774	Mahindra & Mahindra Ltd. GDR	5,998
5,582	Wipro Ltd. ADR	20,374
529	WNS Holdings Ltd. ADR*	31,079

		128,548

The accompanying notes are an integral part of these financial statements.

35

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Indonesia - 2.9%
52,200	Astra International Tbk PT	$24,271
12,500	Bank Central Asia Tbk PT	26,726
65,185	Chandra Asri Petrochemical Tbk PT	37,655
1,614,100	Hanson International Tbk PT*	10,461
13,900	Indofood CBP Sukses Makmur Tbk PT	11,775
77,000	Telekomunikasi Indonesia Persero Tbk PT	23,379
7,200	Unilever Indonesia Tbk PT	23,586

		157,853

	Ireland - 1.1%
634	CRH plc	21,834
1,189	Experian plc	38,081

		59,915

	Israel - 2.5%
315	Alony Hetz Properties & Investments Ltd.	4,608
171	Azrieli Group Ltd.	13,431
200	Check Point Software Technologies Ltd.*	21,900
247	Nice Ltd.*	36,313
118	Paz Oil Co., Ltd.	17,246
964	Radware Ltd.*	23,387
216	Taro Pharmaceutical Industries Ltd.	16,297

		133,182

	Italy - 1.4%
1,620	Eni S.p.A.	24,786
644	Recordati S.p.A.	27,634
4,840	Snam S.p.A.	24,452

		76,872

	Japan - 16.1%
700	ANA Holdings, Inc.	23,537
1,700	Astellas Pharma, Inc.	24,200
500	Bridgestone Corp.	19,357
1,100	Canon, Inc.	29,338
300	Chugai Pharmaceutical Co., Ltd.	23,317
1,800	DeNA Co., Ltd.	31,761
400	Denso Corp.	17,577
300	East Japan Railway Co.	28,619
600	FUJIFILM Holdings Corp.	26,315
100	Hankyu Hanshin Holdings, Inc.	3,854
1,700	ITOCHU Corp.	35,093
500	Japan Airlines Co., Ltd.	14,860
5	Japan Logistics Fund, Inc. REIT	12,371
2,300	Japan Post Holdings Co., Ltd.	21,175
1	Japan Real Estate Investment Corp. REIT	6,708
1	Japan Retail Fund Investment Corp. REIT	2,115
500	Kaken Pharmaceutical Co., Ltd.	23,178
300	KDDI Corp.	7,842
500	Kintetsu Group Holdings Co., Ltd.	26,047
300	Kuraray Co., Ltd.	3,684
500	McDonald’s Holdings Co. Japan Ltd.	24,196
500	Mitsubishi Corp.	12,265
1,600	Mitsubishi Electric Corp.	21,208
600	Mitsubishi Heavy Industries Ltd.	23,495
500	Mitsubishi Tanabe Pharma Corp.	5,482
600	Mitsui & Co., Ltd.	9,815
9,700	Mizuho Financial Group, Inc.	14,863
300	Nagoya Railroad Co., Ltd.	8,966
700	NEC Corp.	29,535
1,800	Nippon Kayaku Co., Ltd.	21,485
3,500	Nissan Motor Co., Ltd.	21,831
1,000	NTT DOCOMO, Inc.	25,473
200	Oriental Land Co., Ltd.	30,423
400	Otsuka Holdings Co., Ltd.	14,953
300	Secom Co., Ltd.	27,364
1,900	Seiko Epson Corp.	26,722

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Japan - 16.1% - (continued)
1,900	Sekisui House Ltd.	$37,358
200	Seven & i Holdings Co., Ltd.	7,647
1,700	Skylark Holdings Co., Ltd.	30,925
1,300	Sumitomo Rubber Industries Ltd.	15,421
200	Tokio Marine Holdings, Inc.	10,695
500	Toyota Motor Corp.	33,384
5,600	Yamada Denki Co., Ltd.	27,100

		861,554

	Malaysia - 2.2%
23,500	DiGi.Com Bhd	26,660
7,400	HAP Seng Consolidated Bhd	17,426
15,300	IHH Healthcare Bhd	20,756
2,300	Kuala Lumpur Kepong Bhd	12,678
5,000	Maxis Bhd	6,688
11,500	Petronas Chemicals Group Bhd	20,709
3,200	Tenaga Nasional Bhd	10,425

		115,342

	Mexico - 0.2%
1,404	Fomento Economico Mexicano S.A.B. de C.V.	12,860

	Netherlands - 1.2%
78	Koninklijke DSM N.V.	9,388
137	Koninklijke Philips N.V.	6,348
616	QIAGEN N.V.*	20,174
895	Royal Dutch Shell plc Class A	26,293

		62,203

	Norway - 1.7%
1,785	Atea ASA*	22,985
1,265	Equinor ASA	24,093
832	Marine Harvest ASA*	19,221
1,189	Telenor ASA	23,889

		90,188

	Philippines - 0.7%
9,400	Ayala Land, Inc.	8,968
1,530	Manila Electric Co.	10,922
640	SM Investments Corp.	11,990
10,800	SM Prime Holdings, Inc.	7,752

		39,632

	Portugal - 0.1%
192	Galp Energia SGPS S.A.	2,894

	Russia - 0.1%
284	MMC Norilsk Nickel PJSC ADR	7,270

	Singapore - 0.8%
200	Ascendas Real Estate Investment Trust REIT	451
2,700	Mapletree Logistics Trust REIT	3,163
3,900	SATS Ltd.	13,650
5,400	Singapore Telecommunications Ltd.	12,144
1,300	Suntec Real Estate Investment Trust REIT	1,786
2,300	UOL Group Ltd.	12,474

		43,668

	South Africa - 0.5%
19,110	Fortress REIT Ltd. Class A, REIT	25,963

	South Korea - 5.2%
42	Chong Kun Dang Pharmaceutical Corp.	2,928
68	GS Home Shopping, Inc.	8,817
308	Hyundai Department Store Co., Ltd.	20,110
274	Hyundai Home Shopping Network Corp.	20,960
206	Hyundai Motor Co.	23,077
916	Kangwon Land, Inc.	22,629
65	KB Financial Group, Inc.	2,320
594	Kia Motors Corp.	22,645

The accompanying notes are an integral part of these financial statements.

36

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	South Korea - 5.2% - (continued)
1,990	KT Corp.	$22,507
200	LG Corp.	11,704
88	NongShim Co., Ltd.	18,356
15	Ottogi Corp.	7,311
281	S-1 Corp.	23,046
647	Samsung Electronics Co., Ltd.	26,531
196	Shinhan Financial Group Co., Ltd.	6,849
74	SK Holdings Co., Ltd.	12,621
121	SK Telecom Co., Ltd.	24,430

		276,841

	Spain - 0.9%
307	Amadeus IT Group S.A.	21,996
3,644	Telefonica S.A.	27,813

		49,809

	Sweden - 1.3%
1,216	Assa Abloy AB Class B	27,097
793	Swedbank AB Class A	11,429
6,599	Telia Co., AB	29,578

		68,104

	Switzerland - 2.8%
58	Alcon, Inc.*	3,385
12	Givaudan S.A.	33,503
296	Nestle S.A.	32,143
291	Novartis AG	25,255
81	Roche Holding AG	23,594
259	Swiss Re AG	27,039
15	Swisscom AG	7,406

		152,325

	Taiwan - 5.2%
2,000	Cheng Shin Rubber Industry Co., Ltd.	2,952
10,000	Chong Hong Construction Co., Ltd.	25,625
8,000	Chunghwa Telecom Co., Ltd.	28,623
41,000	Compal Electronics, Inc.	23,655
26,000	Everlight Electronics Co., Ltd.	23,340
2,000	Far EasTone Telecommunications Co., Ltd.	4,674
1,000	Formosa Chemicals & Fibre Corp.	2,795
2,000	Formosa Plastics Corp.	6,092
2,000	Foxconn Technology Co., Ltd.	4,171
6,000	Highwealth Construction Corp.	9,650
2,800	Hon Hai Precision Industry Co., Ltd.	6,606
3,000	Hung Sheng Construction Ltd.*	1,924
3,000	Nan Ya Plastics Corp.	6,740
7,000	Pou Chen Corp.	8,969
2,000	Powertech Technology, Inc.	5,621
8,000	Sinbon Electronics Co., Ltd.	31,072
1,000	Supreme Electronics Co., Ltd.	935
2,000	Taiwan Mobile Co., Ltd.	7,220
3,000	Taiwan Semiconductor Manufacturing Co., Ltd.	26,302
12,000	Uni-President Enterprises Corp.	28,932
20,000	WT Microelectronics Co., Ltd.	24,980

		280,878

	Thailand - 2.9%
1,000	Advanced Info Service PCL NVDR	7,193
13,800	Airports of Thailand PCL NVDR	33,727
261,700	Bangkok Land PCL NVDR	12,578
1,400	Bumrungrad Hospital PCL NVDR	5,859
10,500	Central Pattana PCL NVDR	23,345
10,600	CP ALL PCL NVDR	28,159
900	Electricity Generating PCL NVDR	10,564
2,900	Ratch Group PCL NVDR	6,780
1,404	Siam Cement PCL NVDR	18,729
10,700	Supalai plc NVDR	6,297

		153,231

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.5% - (continued)
	Turkey - 1.6%
2,504	BIM Birlesik Magazalar A.S.	$21,783
27,264	Enka Insaat ve Sanayi A.S.	27,281
2,060	KOC Holding A.S.	6,899
17,221	Soda Sanayii A.S.	18,025
501	Tupras Turkiye Petrol Rafinerileri A.S.	12,732

		86,720

	United Kingdom - 10.7%
343	AstraZeneca plc	30,691
1,958	BAE Systems plc	13,753
4,296	BP plc	27,306
1,111	Compass Group plc	28,655
465	Croda International plc	27,849
780	Diageo plc	32,037
362	Ferguson plc*	26,516
1,152	GlaxoSmithKline plc	24,766
1,359	Halma plc	33,008
2,031	HSBC Holdings plc	15,633
2,598	Informa plc	27,277
348	InterContinental Hotels Group plc	21,764
292	Intertek Group plc	19,712
156	Linde plc	30,220
2,132	Pearson plc	19,389
1,091	RELX plc	25,981
6,238	Rentokil Initial plc	35,960
3,799	Rightmove plc	25,776
747	Sage Group plc	6,365
1,415	Smith & Nephew plc	34,159
174	Smiths Group plc	3,366
493	Unilever N.V.	29,641
399	Unilever plc	24,044
6,145	Vodafone Group plc	12,267

		576,135

	United States - 0.1%
88	Carnival plc	3,654

	Total Common Stocks (cost $5,018,677)	$5,343,380

PREFERRED STOCKS - 0.1%
	Germany - 0.1%
67	Fuchs Petrolub SE, 2.01%	2,517

	Total Preferred Stocks (cost $3,006)	$2,517

	Total Long-Term Investments (cost $5,021,683)	$5,345,897

Total Investments (cost $5,021,683)	99.6%	$5,345,897
Other Assets and Liabilities	0.4%	22,468

Total Net Assets	100.0%	$5,368,365

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.

37

Hartford Multifactor Low Volatility International Equity ETF

Schedule of Investments – (continued)

September 30, 2019

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At September 30, 2019, the aggregate value of this security was $16,647, representing 0.3% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$361,531	$361,531	$—	$—
Belgium	4,648	4,648	—	—
Brazil	23,149	23,149	—	—
Canada	555,392	555,392	—	—
China	123,184	123,184	—	—
Denmark	113,585	113,585	—	—
Finland	7,802	7,802	—	—
France	215,654	215,654	—	—
Germany	179,677	179,677	—	—
Hong Kong	293,117	293,117	—	—
India	128,548	128,548	—	—
Indonesia	157,853	157,853	—	—
Ireland	59,915	59,915	—	—
Israel	133,182	133,182	—	—
Italy	76,872	76,872	—	—
Japan	861,554	861,554	—	—
Malaysia	115,342	115,342	—	—
Mexico	12,860	12,860	—	—
Netherlands	62,203	62,203	—	—
Norway	90,188	90,188	—	—
Philippines	39,632	39,632	—	—
Portugal	2,894	2,894	—	—
Russia	7,270	7,270	—	—
Singapore	43,668	43,668	—	—
South Africa	25,963	25,963	—	—
South Korea	276,841	276,841	—	—
Spain	49,809	49,809	—	—
Sweden	68,104	68,104	—	—
Switzerland	152,325	152,325	—	—
Taiwan	280,878	280,878	—	—
Thailand	153,231	153,231	—	—
Turkey	86,720	86,720	—	—
United Kingdom	576,135	576,135	—	—
United States	3,654	3,654	—	—
Preferred Stocks	2,517	2,517	—	—

Total	$5,345,897	$5,345,897	$—	$—

(1)	For the year ended September 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

38

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.5%
1,030	General Motors Co.	$38,604

	Banks - 1.0%
374	Capitol Federal Financial, Inc.	5,154
34	Commerce Bancshares, Inc.	2,062
128	JP Morgan Chase & Co.	15,064
834	TFS Financial Corp.	15,029
656	US Bancorp	36,303

		73,612

	Capital Goods - 9.6%
218	3M Co.	35,839
11	Alamo Group, Inc.	1,295
22	Allegion plc	2,280
293	Cummins, Inc.	47,662
123	Eaton Corp. plc	10,227
189	EMCOR Group, Inc.	16,277
39	ESCO Technologies, Inc.	3,103
150	General Dynamics Corp.	27,410
486	HD Supply Holdings, Inc.*	19,039
601	Honeywell International, Inc.	101,689
32	Huntington Ingalls Industries, Inc.	6,777
54	IDEX Corp.	8,850
130	Ingersoll-Rand plc	16,017
51	Johnson Controls International plc	2,238
582	Kaman Corp.	34,606
38	Lennox International, Inc.	9,233
217	Lincoln Electric Holdings, Inc.	18,827
172	Lockheed Martin Corp.	67,090
301	MSC Industrial Direct Co., Inc. Class A	21,832
126	Northrop Grumman Corp.	47,224
847	PACCAR, Inc.	59,299
129	Quanta Services, Inc.	4,876
342	Raytheon Co.	67,097
12	Roper Technologies, Inc.	4,279
496	Toro Co.	36,357
471	United Technologies Corp.	64,301
45	Watsco, Inc.	7,613

		741,337

	Commercial & Professional Services - 3.9%
466	Brady Corp. Class A	24,721
1,612	CBIZ, Inc.*	37,882
58	Cintas Corp.	15,550
466	Exponent, Inc.	32,574
274	ICF International, Inc.	23,145
141	IHS Markit Ltd.*	9,430
624	Republic Services, Inc.	54,007
53	UniFirst Corp.	10,341
140	Verisk Analytics, Inc.	22,140
628	Waste Management, Inc.	72,220

		302,010

	Consumer Durables & Apparel - 0.4%
368	VF Corp.	32,748

	Consumer Services - 9.7%
274	Bright Horizons Family Solutions, Inc.*	41,785
519	Carnival Corp.	22,686
537	Cheesecake Factory, Inc.	22,382
318	Choice Hotels International, Inc.	28,289
222	Cracker Barrel Old Country Store, Inc.	36,108
471	Darden Restaurants, Inc.	55,682
450	Dunkin’ Brands Group, Inc.	35,712
949	Extended Stay America, Inc.	13,894
51	Graham Holdings Co. Class B	33,836
1,397	H&R Block, Inc.	32,997
229	Hilton Worldwide Holdings, Inc.	21,322

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Services - 9.7% - (continued)
509	Hyatt Hotels Corp. Class A	$37,498
804	International Speedway Corp. Class A	36,188
88	Jack in the Box, Inc.	8,019
520	McDonald’s Corp.	111,649
711	Service Corp. International	33,993
772	Starbucks Corp.	68,260
1,697	Wendy’s Co.	33,906
642	Yum! Brands, Inc.	72,822

		747,028

	Diversified Financials - 3.7%
2,968	AGNC Investment Corp. REIT	47,755
65	American Express Co.	7,688
3,736	Annaly Capital Management, Inc. REIT	32,877
1,481	Apollo Commercial Real Estate Finance, Inc. REIT	28,391
171	ARMOUR Residential, Inc. REIT	2,864
308	Berkshire Hathaway, Inc. Class B*	64,070
878	Blackstone Mortgage Trust, Inc. Class A REIT	31,476
483	Chimera Investment Corp. REIT	9,448
88	Invesco Mortgage Capital, Inc. REIT	1,347
2,449	MFA Financial, Inc. REIT	18,025
23	Nasdaq, Inc.	2,285
857	Redwood Trust, Inc. REIT	14,064
442	Starwood Property Trust, Inc. REIT	10,705
1,133	Two Harbors Investment Corp. REIT	14,876

		285,871

	Energy - 5.3%
973	Chevron Corp.	115,398
171	ConocoPhillips	9,744
1,646	Exxon Mobil Corp.	116,224
2,546	Kinder Morgan, Inc.	52,473
647	Occidental Petroleum Corp.	28,772
313	ONEOK, Inc.	23,065
586	Phillips 66	60,006

		405,682

	Food & Staples Retailing - 1.8%
102	Costco Wholesale Corp.	29,387
433	Sysco Corp.	34,380
313	US Foods Holding Corp.*	12,865
547	Walmart, Inc.	64,918

		141,550

	Food, Beverage & Tobacco - 4.7%
1,247	Archer-Daniels-Midland Co.	51,214
27	Brown-Forman Corp. Class B	1,695
1,350	Coca-Cola Co.	73,494
736	Flowers Foods, Inc.	17,024
318	Hershey Co.	49,287
398	Hormel Foods Corp.	17,404
610	Kellogg Co.	39,253
18	Lancaster Colony Corp.	2,496
30	McCormick & Co., Inc.	4,689
422	Mondelez International, Inc. Class A	23,345
518	PepsiCo., Inc.	71,018
326	Tootsie Roll Industries, Inc.	12,108

		363,027

	Health Care Equipment & Services - 4.6%
275	Abbott Laboratories	23,009
598	Baxter International, Inc.	52,307
23	Chemed Corp.	9,604
315	Danaher Corp.	45,496
28	Laboratory Corp. of America Holdings*	4,704
1,018	Medtronic plc	110,575
144	National HealthCare Corp.	11,786

The accompanying notes are an integral part of these financial statements.

39

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Health Care Equipment & Services - 4.6% - (continued)
389	Quest Diagnostics, Inc.	$41,635
225	STERIS plc	32,510
62	Stryker Corp.	13,411
42	UnitedHealth Group, Inc.	9,127

		354,164

	Household & Personal Products - 2.5%
309	Church & Dwight Co., Inc.	23,249
207	Clorox Co.	31,437
360	Colgate-Palmolive Co.	26,464
97	Herbalife Nutrition Ltd.*	3,673
104	Kimberly-Clark Corp.	14,773
622	Procter & Gamble Co.	77,364
74	WD-40 Co.	13,582

		190,542

	Insurance - 3.0%
543	Aflac, Inc.	28,410
26	Alleghany Corp.*	20,742
129	American Financial Group, Inc.	13,913
142	American National Insurance Co.	17,570
23	Argo Group International Holdings Ltd.	1,616
188	Arthur J Gallagher & Co.	16,839
581	Axis Capital Holdings Ltd.	38,764
205	Brown & Brown, Inc.	7,392
83	Chubb Ltd.	13,399
48	Everest Re Group Ltd.	12,772
141	Globe Life, Inc.	13,502
367	Loews Corp.	18,893
8	White Mountains Insurance Group Ltd.	8,640
259	WR Berkley Corp.	18,708

		231,160

	Materials - 9.0%
335	Air Products & Chemicals, Inc.	74,323
313	AptarGroup, Inc.	37,075
292	Ashland Global Holdings, Inc.	22,499
372	Ball Corp.	27,085
115	Eastman Chemical Co.	8,490
367	Ecolab, Inc.	72,681
168	International Flavors & Fragrances, Inc.	20,612
402	Linde plc	77,875
265	LyondellBasell Industries N.V. Class A	23,710
77	NewMarket Corp.	36,351
673	Nucor Corp.	34,262
396	PPG Industries, Inc.	46,930
143	Reliance Steel & Aluminum Co.	14,251
668	RPM International, Inc.	45,965
397	Sensient Technologies Corp.	27,254
54	Sherwin-Williams Co.	29,693
1,237	Silgan Holdings, Inc.	37,153
645	Sonoco Products Co.	37,546
247	WR Grace & Co.	16,490

		690,245

	Media & Entertainment - 4.0%
7	Alphabet, Inc. Class A*	8,548
94	AMC Networks, Inc. Class A*	4,621
28	Cable One, Inc.	35,132
609	CBS Corp. Class B	24,585
485	Cinemark Holdings, Inc.	18,740
1,434	Comcast Corp. Class A	64,645
1,121	Interpublic Group of Cos., Inc.	24,169
57	Liberty Media Corp-Liberty SiriusXM*	2,392
684	Omnicom Group, Inc.	53,557
571	Walt Disney Co.	74,413

		310,802

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 4.2%
43	Amgen, Inc.	$8,321
249	Eli Lilly & Co.	27,846
868	Johnson & Johnson	112,302
1,018	Merck & Co., Inc.	85,695
1,837	Pfizer, Inc.	66,003
220	Zoetis, Inc.	27,410

		327,577

	Real Estate - 6.0%
431	American Campus Communities, Inc. REIT	20,723
132	American Tower Corp. REIT	29,189
296	Apartment Investment & Management Co. Class A, REIT	15,433
836	Apple Hospitality, Inc. REIT	13,861
58	AvalonBay Communities, Inc. REIT	12,489
77	Camden Property Trust REIT	8,548
230	Crown Castle International Corp. REIT	31,972
220	Douglas Emmett, Inc. REIT	9,423
12	EastGroup Properties, Inc. REIT	1,500
141	EPR Properties REIT	10,837
1,052	Equity Commonwealth REIT	36,031
235	Equity LifeStyle Properties, Inc. REIT	31,396
29	Essex Property Trust, Inc. REIT	9,473
415	Gaming and Leisure Properties, Inc. REIT	15,870
84	Life Storage, Inc. REIT	8,854
373	LTC Properties, Inc. REIT	19,105
113	Mid-America Apartment Communities, Inc. REIT	14,691
316	National Health Investors, Inc. REIT	26,035
137	PS Business Parks, Inc. REIT	24,927
71	Public Storage REIT	17,414
531	Rayonier, Inc. REIT	14,974
1,203	Retail Opportunity Investments Corp. REIT	21,931
224	Sun Communities, Inc. REIT	33,253
265	UDR, Inc. REIT	12,847
207	WP Carey, Inc. REIT	18,527

		459,303

	Retailing - 5.3%
42	AutoZone, Inc.*	45,554
38	Dollar General Corp.	6,040
831	eBay, Inc.	32,392
174	Expedia Group, Inc.	23,387
613	Genuine Parts Co.	61,049
418	Home Depot, Inc.	96,984
162	Murphy USA, Inc.*	13,819
4	O’Reilly Automotive, Inc.*	1,594
162	Pool Corp.	32,676
124	Ross Stores, Inc.	13,621
80	Target Corp.	8,553
1,264	TJX Cos., Inc.	70,455

		406,124

	Semiconductors & Semiconductor Equipment - 0.3%
391	Intel Corp.	20,148

	Software & Services - 9.8%
572	Accenture plc Class A	110,024
872	Amdocs Ltd.	57,648
263	Automatic Data Processing, Inc.	42,453
73	Broadridge Financial Solutions, Inc.	9,083
465	Citrix Systems, Inc.	44,882
14	Cognizant Technology Solutions Corp. Class A	844
56	ExlService Holdings, Inc.*	3,750
348	Fidelity National Information Services, Inc.	46,201
125	Fiserv, Inc.*	12,949
537	Genpact Ltd.	20,809
608	International Business Machines Corp.	88,415
295	Jack Henry & Associates, Inc.	43,061

The accompanying notes are an integral part of these financial statements.

40

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Software & Services - 9.8% - (continued)
57	Mastercard, Inc. Class A	$15,480
478	MAXIMUS, Inc.	36,930
303	Microsoft Corp.	42,126
499	Oracle Corp.	27,460
695	Paychex, Inc.	57,525
231	Visa, Inc. Class A	39,734
2,567	Western Union Co.	59,477

		758,851

	Technology Hardware & Equipment - 1.2%
472	Amphenol Corp. Class A	45,548
381	Cisco Systems, Inc.	18,825
67	Dolby Laboratories, Inc. Class A	4,331
296	Juniper Networks, Inc.	7,326
194	TE Connectivity Ltd.	18,077

		94,107

	Telecommunication Services - 4.3%
3,212	AT&T, Inc.	121,542
631	Cogent Communications Holdings, Inc.	34,768
779	T-Mobile US, Inc.*	61,362
1,853	Verizon Communications, Inc.	111,847

		329,519

	Transportation - 2.0%
93	AMERCO	36,274
257	CH Robinson Worldwide, Inc.	21,788
81	Expeditors International of Washington, Inc.	6,018
80	J.B. Hunt Transport Services, Inc.	8,852
218	Landstar System, Inc.	24,542
217	Union Pacific Corp.	35,150
226	United Airlines Holdings, Inc.*	19,981
16	United Parcel Service, Inc. Class B	1,917

		154,522

	Utilities - 3.0%
294	Alliant Energy Corp.	15,855
65	American Electric Power Co., Inc.	6,090
26	Atmos Energy Corp.	2,961
163	CenterPoint Energy, Inc.	4,919
240	CMS Energy Corp.	15,348
217	Consolidated Edison, Inc.	20,500
127	DTE Energy Co.	16,886
195	Duke Energy Corp.	18,693
96	Entergy Corp.	11,267
486	Hawaiian Electric Industries, Inc.	22,166
54	IDACORP, Inc.	6,084
456	MDU Resources Group, Inc.	12,855
114	Portland General Electric Co.	6,426
125	Public Service Enterprise Group, Inc.	7,760
414	Southern Co.	25,573
180	Spire, Inc.	15,703
74	WEC Energy Group, Inc.	7,037
276	Xcel Energy, Inc.	17,910

		234,033

	Total Common Stocks (cost $6,668,913)	$7,692,566

Total Investments (cost $6,668,913)	99.8%	$7,692,566
Other Assets and Liabilities	0.2%	15,253

Total Net Assets	100.0%	$7,707,819

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

41

Hartford Multifactor Low Volatility US Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$38,604	$38,604	$—	$—
Banks	73,612	73,612	—	—
Capital Goods	741,337	741,337	—	—
Commercial & Professional Services	302,010	302,010	—	—
Consumer Durables & Apparel	32,748	32,748	—	—
Consumer Services	747,028	747,028	—	—
Diversified Financials	285,871	285,871	—	—
Energy	405,682	405,682	—	—
Food & Staples Retailing	141,550	141,550	—	—
Food, Beverage & Tobacco	363,027	363,027	—	—
Health Care Equipment & Services	354,164	354,164	—	—
Household & Personal Products	190,542	190,542	—	—
Insurance	231,160	231,160	—	—
Materials	690,245	690,245	—	—
Media & Entertainment	310,802	310,802	—	—
Pharmaceuticals, Biotechnology & Life Sciences	327,577	327,577	—	—
Real Estate	459,303	459,303	—	—
Retailing	406,124	406,124	—	—
Semiconductors & Semiconductor Equipment	20,148	20,148	—	—
Software & Services	758,851	758,851	—	—
Technology Hardware & Equipment	94,107	94,107	—	—
Telecommunication Services	329,519	329,519	—	—
Transportation	154,522	154,522	—	—
Utilities	234,033	234,033	—	—

Total	$7,692,566	$7,692,566	$—	$—

(1)	For the year ended September 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

42

Hartford Multifactor REIT ETF

Schedule of Investments

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Diversified REITs - 9.7%
7,448	American Assets Trust, Inc. REIT	$348,120
20,209	Armada Hoffler Properties, Inc. REIT	365,581
24,772	Empire State Realty Trust, Inc. Class A, REIT	353,496
13,987	Gladstone Commercial Corp. REIT	328,694
33,465	Lexington Realty Trust REIT	343,016
50	PS Business Parks, Inc. REIT	9,098

		1,748,005

	Health Care REITs - 9.7%
13,835	CareTrust, Inc. REIT	325,192
7,076	LTC Properties, Inc. REIT	362,433
18,542	Medical Properties Trust, Inc. REIT	362,682
4,162	National Health Investors, Inc. REIT	342,907
8,517	Omega Healthcare Investors, Inc. REIT	355,925

		1,749,139

	Hotel & Resort REITs - 8.5%
21,476	Host Hotels & Resorts, Inc. REIT	371,320
2,633	MGM Growth Properties LLC Class A, REIT	79,122
4,317	Ryman Hospitality Properties, Inc. REIT	353,174
31,031	Summit Hotel Properties, Inc. REIT	359,959
17,160	Xenia Hotels & Resorts, Inc. REIT	362,419

		1,525,994

	Industrial REITs - 7.0%
5,817	Americold Realty Trust REIT	215,636
2,799	EastGroup Properties, Inc. REIT	349,931
8,713	First Industrial Realty Trust, Inc. REIT	344,687
16,324	Industrial Logistics Properties Trust REIT	346,885

		1,257,139

	Office REITs - 7.6%
21,168	City Office, Inc. REIT	304,607
11,664	Corporate Office Properties Trust REIT	347,354
7,904	Highwoods Properties, Inc. REIT	355,206
17,590	Piedmont Office Realty Trust, Inc. Class A, REIT	367,279

		1,374,446

	Residential REITs - 12.6%
3,607	Apartment Investment & Management Co. Class A, REIT	188,069
3,116	Camden Property Trust REIT	345,907
2,554	Equity LifeStyle Properties, Inc. REIT	341,215
1,089	Essex Property Trust, Inc. REIT	355,722
2,715	Mid-America Apartment Communities, Inc. REIT	352,977
2,309	Sun Communities, Inc. REIT	342,771
7,140	UDR, Inc. REIT	346,147

		2,272,808

	Retail REITs - 25.2%
4,695	Agree Realty Corp. REIT	343,439
18,812	Brixmor Property Group, Inc. REIT	381,696
416,173	CBL & Associates Properties, Inc. REIT	536,863
2,590	Federal Realty Investment Trust REIT	352,603
11,068	Getty Realty Corp. REIT	354,840
27,795	RPT Realty REIT	376,622
6,504	Saul Centers, Inc. REIT	354,533
2,270	Simon Property Group, Inc. REIT	353,326
34,864	Spirit MTA REIT	294,252
24,098	Tanger Factory Outlet Centers, Inc. REIT	373,037
120	Taubman Centers, Inc. REIT	4,900
107,960	Washington Prime Group, Inc. REIT	446,954
12,696	Weingarten Realty Investors REIT	369,834

		4,542,899

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Specialized REITs - 19.1%
2,909	Coresite Realty Corp. REIT	$354,462
9,784	CubeSmart REIT	341,462
2,798	Digital Realty Trust, Inc. REIT	363,208
4,316	EPR Properties REIT	331,728
243	Equinix, Inc. REIT	140,162
1,730	Extra Space Storage, Inc. REIT	202,099
8,619	Gaming and Leisure Properties, Inc. REIT	329,590
10,572	Iron Mountain, Inc. REIT	342,427
1,340	Public Storage REIT	328,662
6,877	QTS Realty Trust, Inc. Class A, REIT	353,546
15,380	VICI Properties, Inc. REIT	348,357

		3,435,703

	Total Common Stocks (cost $17,037,056)	$17,906,133

SHORT-TERM INVESTMENTS - 0.1%
	U.S. Treasury Bill - 0.1%
$10,000	1.92%, 12/12/2019(1)(2)	9,964

	Total Short-Term Investments (cost $9,962)	$9,964

Total Investments (cost $17,047,018)	99.5%	$17,916,097
Other Assets and Liabilities	0.5%	84,002

Total Net Assets	100.0%	$18,000,099

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)	The rate shown represents current yield to maturity.

(2)	This security has been pledged as collateral in connection with futures contracts.

The accompanying notes are an integral part of these financial statements.

43

Hartford Multifactor REIT ETF

Schedule of Investments – (continued)

September 30, 2019

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P Real Estate Sector (E-Mini) Future	2	12/20/2019	$95,250	$809

Total futures contracts				$809

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Diversified REITs	$1,748,005	$1,748,005	$—	$—
Health Care REITs	1,749,139	1,749,139	—	—
Hotel & Resort REITs	1,525,994	1,525,994	—	—
Industrial REITs	1,257,139	1,257,139	—	—
Office REITs	1,374,446	1,374,446	—	—
Residential REITs	2,272,808	2,272,808	—	—
Retail REITs	4,542,899	4,542,899	—	—
Specialized REITs	3,435,703	3,435,703	—	—
Short-Term Investments	9,964	—	9,964	—
Futures Contracts(2)	809	809	—	—

Total	$17,916,906	$17,906,942	$9,964	$—

(1)	For the year ended September 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

44

Hartford Multifactor US Equity ETF

Schedule of Investments

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Automobiles & Components - 0.2%
8,994	General Motors Co.	$337,095
8,456	Gentex Corp.	232,836

		569,931

	Banks - 1.9%
22,577	Bank of America Corp.	658,571
1,523	Bank of Hawaii Corp.	130,871
12,447	Citigroup, Inc.	859,839
19,379	JP Morgan Chase & Co.	2,280,715
1,021	PNC Financial Services Group, Inc.	143,103
7,416	Popular, Inc.	401,057
29,704	Wells Fargo & Co.	1,498,270

		5,972,426

	Capital Goods - 5.1%
14,052	AGCO Corp.	1,063,736
4,396	Allegion plc	455,645
544	Crane Co.	43,863
12,430	Cummins, Inc.	2,021,988
5,504	Eaton Corp. plc	457,657
8,531	EMCOR Group, Inc.	734,690
6,799	Emerson Electric Co.	454,581
2,040	Generac Holdings, Inc.*	159,814
14,748	Graco, Inc.	678,998
11,580	Honeywell International, Inc.	1,959,336
2,523	Huntington Ingalls Industries, Inc.	534,346
3,028	Illinois Tool Works, Inc.	473,852
7,046	Ingersoll-Rand plc	868,138
4,599	Lennox International, Inc.	1,117,419
1,454	Lincoln Electric Holdings, Inc.	126,149
495	Lockheed Martin Corp.	193,080
6,821	Masco Corp.	284,299
853	Northrop Grumman Corp.	319,696
17,780	PACCAR, Inc.	1,244,778
1,495	Raytheon Co.	293,304
3,508	Snap-on, Inc.	549,142
5,896	Toro Co.	432,177
2,291	Wabco Holdings, Inc.*	306,421
4,734	Watsco, Inc.	800,898

		15,574,007

	Commercial & Professional Services - 1.3%
489	Cintas Corp.	131,101
20,424	KAR Auction Services, Inc.	501,409
4,947	ManpowerGroup, Inc.	416,736
15,415	Republic Services, Inc.	1,334,168
487	Verisk Analytics, Inc.	77,014
13,561	Waste Management, Inc.	1,559,515

		4,019,943

	Consumer Durables & Apparel - 1.5%
1,419	Carter’s, Inc.	129,427
1,179	D.R. Horton, Inc.	62,145
8,478	Deckers Outdoor Corp.*	1,249,318
5,895	Garmin Ltd.	499,248
277	NVR, Inc.*	1,029,706
25,255	PulteGroup, Inc.	923,070
4,244	Ralph Lauren Corp.	405,175
10,669	Toll Brothers, Inc.	437,962

		4,736,051

	Consumer Services - 2.3%
3,751	Cracker Barrel Old Country Store, Inc.	610,100
5,231	Darden Restaurants, Inc.	618,409
84,543	H&R Block, Inc.	1,996,905
11,204	McDonald’s Corp.	2,405,611
1,666	Starbucks Corp.	147,308

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Consumer Services - 2.3% - (continued)
14,963	Wendy’s Co.	$298,961
10,289	Yum! Brands, Inc.	1,167,081

		7,244,375

	Diversified Financials - 3.1%
36,307	AGNC Investment Corp. REIT	584,180
5,521	American Express Co.	653,024
9,817	Berkshire Hathaway, Inc. Class B*	2,042,132
38,728	Blackstone Mortgage Trust, Inc. Class A REIT	1,388,399
1,064	Capital One Financial Corp.	96,803
41,203	Chimera Investment Corp. REIT	805,931
20,454	Federated Investors, Inc. Class B	662,914
21,727	Franklin Resources, Inc.	627,041
3,473	Intercontinental Exchange, Inc.	320,454
89,298	MFA Financial, Inc. REIT	657,233
20,484	Santander Consumer USA Holdings, Inc.	522,547
38,163	Starwood Property Trust, Inc. REIT	924,308
4,172	Synchrony Financial	142,223

		9,427,189

	Energy - 2.4%
40,722	Cabot Oil & Gas Corp.	715,485
23,247	Chevron Corp.	2,757,094
19,907	ConocoPhillips	1,134,301
32,016	Exxon Mobil Corp.	2,260,650
2,198	Occidental Petroleum Corp.	97,745
4,139	Phillips 66	423,834

		7,389,109

	Food & Staples Retailing - 3.0%
4,539	Casey’s General Stores, Inc.	731,505
5,604	Costco Wholesale Corp.	1,614,569
8,545	Kroger Co.	220,290
6,376	Performance Food Group Co.*	293,360
21,821	Sysco Corp.	1,732,587
32,891	US Foods Holding Corp.*	1,351,820
13,568	Walgreens Boots Alliance, Inc.	750,446
22,249	Walmart, Inc.	2,640,511

		9,335,088

	Food, Beverage & Tobacco - 3.6%
1,231	Altria Group, Inc.	50,348
14,352	Archer-Daniels-Midland Co.	589,437
32,865	Coca-Cola Co.	1,789,171
45,612	Flowers Foods, Inc.	1,055,005
11,306	Hershey Co.	1,752,317
6,659	Hormel Foods Corp.	291,198
4,843	Ingredion, Inc.	395,867
1,382	JM Smucker Co.	152,048
1,277	McCormick & Co., Inc.	199,595
22,552	PepsiCo., Inc.	3,091,879
11,264	Philip Morris International, Inc.	855,275
9,080	Tyson Foods, Inc. Class A	782,151

		11,004,291

	Health Care Equipment & Services - 8.7%
27,400	Abbott Laboratories	2,292,558
338	Anthem, Inc.	81,154
7,658	Baxter International, Inc.	669,845
27,826	Boston Scientific Corp.*	1,132,240
21,280	Centene Corp.*	920,573
21,334	Cerner Corp.	1,454,339
2,269	Chemed Corp.	947,466
1,153	Cooper Cos., Inc.	342,441
7,124	Danaher Corp.	1,028,919
7,132	Globus Medical, Inc. Class A*	364,588
1,132	HCA Healthcare, Inc.	136,316

The accompanying notes are an integral part of these financial statements.

45

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Health Care Equipment & Services - 8.7% - (continued)
37,059	Henry Schein, Inc.*	$2,353,247
1,081	Hill-Rom Holdings, Inc.	113,754
3,270	Hologic, Inc.*	165,102
735	ICU Medical, Inc.*	117,306
142	IDEXX Laboratories, Inc.*	38,614
13,829	Laboratory Corp. of America Holdings*	2,323,272
19,829	Medtronic plc	2,153,826
4,168	Molina Healthcare, Inc.*	457,313
17,045	Quest Diagnostics, Inc.	1,824,326
7,248	ResMed, Inc.	979,277
8,739	STERIS plc	1,262,698
4,787	Stryker Corp.	1,035,428
11,248	UnitedHealth Group, Inc.	2,444,415
8,244	Varian Medical Systems, Inc.*	981,778
4,127	WellCare Health Plans, Inc.*	1,069,595

		26,690,390

	Household & Personal Products - 2.0%
6,197	Church & Dwight Co., Inc.	466,262
1,427	Clorox Co.	216,718
7,862	Colgate-Palmolive Co.	577,936
5,856	Estee Lauder Cos., Inc. Class A	1,165,051
9,802	Kimberly-Clark Corp.	1,392,374
17,886	Procter & Gamble Co.	2,224,661

		6,043,002

	Insurance - 10.6%
43,443	Aflac, Inc.	2,272,938
536	Alleghany Corp.*	427,599
12,847	Allstate Corp.	1,396,212
17,711	American Financial Group, Inc.	1,910,131
4,118	American International Group, Inc.	229,373
14,939	Arch Capital Group Ltd.*	627,139
12,054	Arthur J Gallagher & Co.	1,079,677
14,892	Axis Capital Holdings Ltd.	993,594
6,013	Chubb Ltd.	970,739
10,847	Cincinnati Financial Corp.	1,265,520
43,692	CNA Financial Corp.	2,151,831
4,305	Everest Re Group Ltd.	1,145,517
5,518	Fidelity National Financial, Inc.	245,054
5,686	First American Financial Corp.	335,531
1,063	Globe Life, Inc.	101,793
6,839	Hanover Insurance Group, Inc.	926,958
17,074	Loews Corp.	878,970
216	Markel Corp.*	255,290
338	Marsh & McLennan Cos., Inc.	33,817
45,562	MetLife, Inc.	2,148,704
93,344	Old Republic International Corp.	2,200,118
19,474	Principal Financial Group, Inc.	1,112,744
13,217	Progressive Corp.	1,021,013
12,891	Prudential Financial, Inc.	1,159,545
9,914	Reinsurance Group of America, Inc.	1,585,050
6,604	RenaissanceRe Holdings Ltd.	1,277,544
7,116	Selective Insurance Group, Inc.	535,052
11,288	Travelers Cos., Inc.	1,678,413
748	White Mountains Insurance Group Ltd.	807,840
1,707	Willis Towers Watson plc	329,400
19,829	WR Berkley Corp.	1,432,249

		32,535,355

	Materials - 3.1%
4,009	Air Products & Chemicals, Inc.	889,437
6,452	AptarGroup, Inc.	764,239
1,234	Celanese Corp.	150,906
3,442	Ecolab, Inc.	681,654
5,868	International Paper Co.	245,400

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Materials - 3.1% - (continued)
3,461	Linde plc	$670,465
7,144	LyondellBasell Industries N.V. Class A	639,174
2,128	NewMarket Corp.	1,004,607
6,812	Packaging Corp. of America	722,753
6,911	PPG Industries, Inc.	819,023
11,809	Reliance Steel & Aluminum Co.	1,176,885
30,054	Sonoco Products Co.	1,749,443

		9,513,986

	Media & Entertainment - 4.0%
1,295	Alphabet, Inc. Class A*	1,581,376
749	Cable One, Inc.	939,770
13,606	CBS Corp. Class B	549,274
2,245	Cinemark Holdings, Inc.	86,747
36,074	Comcast Corp. Class A	1,626,216
3,892	DISH Network Corp. Class A*	132,600
7,075	Facebook, Inc. Class A*	1,259,916
46,184	Interpublic Group of Cos., Inc.	995,727
6,075	Live Nation Entertainment, Inc.*	403,016
17,638	Match Group, Inc.	1,260,059
23,990	Omnicom Group, Inc.	1,878,417
13,214	Walt Disney Co.	1,722,049

		12,435,167

	Pharmaceuticals, Biotechnology & Life Sciences - 6.4%
8,420	AbbVie, Inc.	637,562
1,098	Agilent Technologies, Inc.	84,140
6,266	Amgen, Inc.	1,212,534
1,776	Bio-Rad Laboratories, Inc. Class A*	590,946
18,708	Bristol-Myers Squibb Co.	948,683
1,709	Charles River Laboratories International, Inc.*	226,220
10,383	Eli Lilly & Co.	1,161,131
16,627	Gilead Sciences, Inc.	1,053,819
235	IQVIA Holdings, Inc.*	35,104
6,462	Jazz Pharmaceuticals plc*	828,041
26,206	Johnson & Johnson	3,390,532
41,470	Merck & Co., Inc.	3,490,945
928	Mettler-Toledo International, Inc.*	653,683
101,854	Pfizer, Inc.	3,659,614
1,572	Waters Corp.*	350,918
10,446	Zoetis, Inc.	1,301,467

		19,625,339

	Real Estate - 5.6%
1,467	Alexandria Real Estate Equities, Inc. REIT	225,977
538	American Tower Corp. REIT	118,968
21,458	Apartment Investment & Management Co. Class A, REIT	1,118,820
44,651	Apple Hospitality, Inc. REIT	740,314
413	AvalonBay Communities, Inc. REIT	88,931
6,942	Brixmor Property Group, Inc. REIT	140,853
1,564	Camden Property Trust REIT	173,620
3,710	CBRE Group, Inc. Class A*	196,667
2,982	Crown Castle International Corp. REIT	414,528
2,885	CubeSmart REIT	100,687
2,629	Douglas Emmett, Inc. REIT	112,600
8,885	EPR Properties REIT	682,901
67,264	Equity Commonwealth REIT	2,303,792
3,484	Equity LifeStyle Properties, Inc. REIT	465,462
932	Essex Property Trust, Inc. REIT	304,438
1,056	Extra Space Storage, Inc. REIT	123,362
19,729	Gaming and Leisure Properties, Inc. REIT	754,437
22,930	HCP, Inc. REIT	816,996
22,861	Host Hotels & Resorts, Inc. REIT	395,267
5,510	Iron Mountain, Inc. REIT	178,469
14,505	Kimco Realty Corp. REIT	302,864

The accompanying notes are an integral part of these financial statements.

46

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Real Estate - 5.6% - (continued)
8,750	Lamar Advertising Co., Class A, REIT	$716,888
2,380	Liberty Property Trust REIT	122,165
62,229	Medical Properties Trust, Inc. REIT	1,217,199
2,292	Mid-America Apartment Communities, Inc. REIT	297,983
6,474	National Health Investors, Inc. REIT	533,393
4,836	National Retail Properties, Inc. REIT	272,750
3,243	PS Business Parks, Inc. REIT	590,064
3,271	Public Storage REIT	802,278
881	Realty Income Corp.	67,555
15,454	Service Properties Trust REIT	398,559
2,313	STORE Capital Corp. REIT	86,529
3,504	Sun Communities, Inc. REIT	520,169
1,354	Ventas, Inc. REIT	98,883
54,994	VEREIT, Inc. REIT	537,841
12,872	Weingarten Realty Investors REIT	374,961
1,168	Welltower, Inc. REIT	105,879
7,890	WP Carey, Inc. REIT	706,155

		17,209,204

	Retailing - 4.3%
8,737	Aaron’s, Inc.	561,440
963	AutoZone, Inc.*	1,044,489
7,820	Best Buy Co., Inc.	539,502
79	Booking Holdings, Inc.*	155,046
1,687	Burlington Stores, Inc.*	337,096
4,385	Dollar General Corp.	696,952
8,158	eBay, Inc.	317,999
13,034	Gap, Inc.	226,270
11,865	Genuine Parts Co.	1,181,635
8,823	Home Depot, Inc.	2,047,112
31,894	Macy’s, Inc.	495,633
18,983	Nordstrom, Inc.	639,158
1,114	O’Reilly Automotive, Inc.*	443,940
344	Pool Corp.	69,385
2,908	Ross Stores, Inc.	319,444
16,495	Target Corp.	1,763,480
20,601	TJX Cos., Inc.	1,148,300
18,861	Williams-Sonoma, Inc.	1,282,171

		13,269,052

	Semiconductors & Semiconductor Equipment - 2.6%
6,729	Broadcom, Inc.	1,857,675
62,770	Intel Corp.	3,234,538
5,772	Mellanox Technologies Ltd.*	632,554
17,512	Texas Instruments, Inc.	2,263,251

		7,988,018

	Software & Services - 11.3%
13,144	Accenture plc Class A	2,528,248
3,226	ACI Worldwide, Inc.*	101,054
4,291	Adobe, Inc.*	1,185,389
955	Akamai Technologies, Inc.*	87,268
34,763	Amdocs Ltd.	2,298,182
1,825	Black Knight, Inc.*	111,434
10,693	Booz Allen Hamilton Holding Corp.	759,417
8,307	Broadridge Financial Solutions, Inc.	1,033,640
3,983	CACI International, Inc. Class A*	921,109
1,487	Cadence Design Systems, Inc.*	98,261
9,313	Citrix Systems, Inc.	898,891
576	Cognizant Technology Solutions Corp. Class A	34,713
2,684	Fidelity National Information Services, Inc.	356,328
495	Fiserv, Inc.*	51,277
12,055	Genpact Ltd.	467,131
16,007	International Business Machines Corp.	2,327,738
2,302	Intuit, Inc.	612,194
15,490	j2 Global, Inc.	1,406,802

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Software & Services - 11.3% - (continued)
919	Leidos Holdings, Inc.	$78,924
7,158	Mastercard, Inc. Class A	1,943,898
22,880	MAXIMUS, Inc.	1,767,709
17,905	Microsoft Corp.	2,489,332
39,204	Oracle Corp.	2,157,396
11,476	Paychex, Inc.	949,868
8,895	PayPal Holdings, Inc.*	921,433
2,693	Sabre Corp.	60,310
3,499	salesforce.com, Inc.*	519,391
2,565	Synopsys, Inc.*	352,046
2,265	Verint Systems, Inc.*	96,897
2,688	VeriSign, Inc.*	507,037
10,221	Visa, Inc. Class A	1,758,114
21,510	VMware, Inc. Class A	3,227,791
119,763	Western Union Co.	2,774,909

		34,884,131

	Technology Hardware & Equipment - 6.0%
8,072	Amphenol Corp. Class A	778,948
7,187	Apple, Inc.	1,609,672
14,172	Arrow Electronics, Inc.*	1,056,948
4,850	Avnet, Inc.	215,752
10,211	CDW Corp.	1,258,404
57,757	Cisco Systems, Inc.	2,853,773
24,784	Corning, Inc.	706,840
12,715	Dolby Laboratories, Inc. Class A	821,898
6,088	F5 Networks, Inc.*	854,877
36,811	Hewlett Packard Enterprise Co.	558,423
103,307	HP, Inc.	1,954,569
3,342	Jabil, Inc.	119,543
93,965	Juniper Networks, Inc.	2,325,634
4,976	Motorola Solutions, Inc.	847,960
6,089	Seagate Technology plc	327,527
11,624	TE Connectivity Ltd.	1,083,124
10,354	Tech Data Corp.*	1,079,301
2,191	Viavi Solutions, Inc.*	30,685

		18,483,878

	Telecommunication Services - 3.4%
84,208	AT&T, Inc.	3,186,431
40,255	Sprint Corp.*	248,373
29,670	T-Mobile US, Inc.*	2,337,106
37,420	Telephone & Data Systems, Inc.	965,436
60,029	Verizon Communications, Inc.	3,623,350

		10,360,696

	Transportation - 1.2%
16,923	CH Robinson Worldwide, Inc.	1,434,732
8,867	Delta Air Lines, Inc.	510,739
2,099	Expeditors International of Washington, Inc.	155,935
2,242	Landstar System, Inc.	252,404
4,175	Union Pacific Corp.	676,266
6,277	United Airlines Holdings, Inc.*	554,950

		3,585,026

	Utilities - 5.2%
9,458	AES Corp.	154,544
3,911	ALLETE, Inc.	341,860
7,698	Alliant Energy Corp.	415,153
8,698	Ameren Corp.	696,275
6,859	American Electric Power Co., Inc.	642,620
2,652	Atmos Energy Corp.	302,036
2,411	Avangrid, Inc.	125,975
4,565	Black Hills Corp.	350,272
9,721	CenterPoint Energy, Inc.	293,380
9,158	CMS Energy Corp.	585,654
8,430	Consolidated Edison, Inc.	796,382

The accompanying notes are an integral part of these financial statements.

47

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Utilities - 5.2% - (continued)
5,609	DTE Energy Co.	$745,773
3,913	Duke Energy Corp.	375,100
6,497	Entergy Corp.	762,488
6,022	Evergy, Inc.	400,824
2,124	Eversource Energy	181,538
15,492	Exelon Corp.	748,418
18,343	FirstEnergy Corp.	884,683
20,618	Hawaiian Electric Industries, Inc.	940,387
2,764	MDU Resources Group, Inc.	77,917
1,122	NextEra Energy, Inc.	261,415
7,280	NorthWestern Corp.	546,364
10,455	OGE Energy Corp.	474,448
8,525	Pinnacle West Capital Corp.	827,522
16,384	Portland General Electric Co.	923,566
9,130	PPL Corp.	287,504
7,857	Public Service Enterprise Group, Inc.	487,763
10,691	Southern Co.	660,383
3,878	Southwest Gas Holdings, Inc.	353,053
3,274	Spire, Inc.	285,624
4,388	UGI Corp.	220,585
3,841	WEC Energy Group, Inc.	365,279
9,004	Xcel Energy, Inc.	584,270

		16,099,055

	Total Common Stocks (cost $290,906,240)	$303,994,709

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	U.S. Treasury Bill - 0.1%
$185,000	1.90%, 12/12/2019(1)(2)	$184,343

	Total Short-Term Investments (cost $184,299)	$184,343

Total Investments (cost $291,090,539)	98.9%	$304,179,052
Other Assets and Liabilities	1.1%	3,312,217

Total Net Assets	100.0%	$307,491,269

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	The rate shown represents current yield to maturity.

(2)	This security has been pledged as collateral in connection with futures contracts.

Futures Contracts Outstanding at September 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	23	12/20/2019	$3,425,275	$(25,340)

Total futures contracts				$(25,340)

The accompanying notes are an integral part of these financial statements.

48

Hartford Multifactor US Equity ETF

Schedule of Investments – (continued)

September 30, 2019

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$569,931	$569,931	$—	$—
Banks	5,972,426	5,972,426	—	—
Capital Goods	15,574,007	15,574,007	—	—
Commercial & Professional Services	4,019,943	4,019,943	—	—
Consumer Durables & Apparel	4,736,051	4,736,051	—	—
Consumer Services	7,244,375	7,244,375	—	—
Diversified Financials	9,427,189	9,427,189	—	—
Energy	7,389,109	7,389,109	—	—
Food & Staples Retailing	9,335,088	9,335,088	—	—
Food, Beverage & Tobacco	11,004,291	11,004,291	—	—
Health Care Equipment & Services	26,690,390	26,690,390	—	—
Household & Personal Products	6,043,002	6,043,002	—	—
Insurance	32,535,355	32,535,355	—	—
Materials	9,513,986	9,513,986	—	—
Media & Entertainment	12,435,167	12,435,167	—	—
Pharmaceuticals, Biotechnology & Life Sciences	19,625,339	19,625,339	—	—
Real Estate	17,209,204	17,209,204	—	—
Retailing	13,269,052	13,269,052	—	—
Semiconductors & Semiconductor Equipment	7,988,018	7,988,018	—	—
Software & Services	34,884,131	34,884,131	—	—
Technology Hardware & Equipment	18,483,878	18,483,878	—	—
Telecommunication Services	10,360,696	10,360,696	—	—
Transportation	3,585,026	3,585,026	—	—
Utilities	16,099,055	16,099,055	—	—
Short-Term Investments	184,343	—	184,343	—

Total	$304,179,052	$303,994,709	$184,343	$—

Liabilities
Futures Contracts(2)	$(25,340)	$(25,340)	$—	$—

Total	$(25,340)	$(25,340)	$—	$—

(1)	For the year ended September 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

49

Hartford Multifactor ETFs

Glossary (abbreviations used in the preceding Schedules of Investments)

Index Abbreviations:
MSCI	Morgan Stanley Capital International
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

50

Hartford Multifactor ETFs

Statements of Assets and Liabilities

September 30, 2019

	Hartford Multifactor Developed Markets (ex-US) ETF	Hartford Multifactor Emerging Markets ETF	Hartford Multifactor Global Small Cap ETF	Hartford Multifactor Low Volatility International Equity ETF
Assets:
Investments in securities, at market value	$2,321,703,032	$68,573,511	$16,978,249	$5,345,897
Cash	992,733	119,810	101,565	413
Foreign currency	4,500,400	25,388	36,070	10,270
Receivables:
Investment securities sold	6,035,908	—	2,849,405	—
Dividends and interest	9,087,137	123,913	62,797	16,186
Securities lending income	3,169	6	11	—
Variation margin on futures contracts	25,760	1,715	399	—
Tax reclaims	1,306,304	5,316	3,251	2,353

Total assets	2,343,654,443	68,849,659	20,031,747	5,375,119

Liabilities:
Payables:
Investment securities purchased	5,590,230	—	38,270	5,475
Fund shares redeemed	1,823,094	—	2,854,123	—
Investment management fees	552,965	26,362	6,426	1,279

Total liabilities	7,966,289	26,362	2,898,819	6,754

Net assets	$2,335,688,154	$68,823,297	$17,132,928	$5,368,365

Summary of Net Assets:
Paid-in-capital	$2,400,229,144	$79,570,037	$19,061,415	$5,136,723
Distributable earnings	(64,540,990)	(10,746,740)	(1,928,487)	231,642

Net assets	$2,335,688,154	$68,823,297	$17,132,928	$5,368,365

Net asset value per share	$27.76	$22.20	$28.55	$26.84

Shares issued and outstanding	84,150,000	3,100,000	600,000	200,000

Cost of investments	$2,268,924,442	$68,005,211	$17,200,861	$5,021,683
Cost of foreign currency	$4,520,165	$25,389	$36,295	$10,305

The accompanying notes are an integral part of these financial statements.

51

Hartford Multifactor ETFs

Statements of Assets and Liabilities – (continued)

September 30, 2019

	Hartford Multifactor Low Volatility US Equity ETF	Hartford Multifactor REIT ETF	Hartford Multifactor US Equity ETF
Assets:
Investments in securities, at market value	$7,692,566	$17,916,097	$304,179,052
Cash	3,554	18,499	2,858,983
Receivables:
Dividends and interest	12,915	88,547	483,153
Variation margin on futures contracts	—	199	16,920

Total assets	7,709,035	18,023,342	307,538,108

Liabilities:
Payables:
Investment securities purchased	—	16,636	—
Investment management fees	1,216	6,607	46,839

Total liabilities	1,216	23,243	46,839

Net assets	$7,707,819	$18,000,099	$307,491,269

Summary of Net Assets:
Paid-in-capital	$6,916,381	$18,127,780	$307,769,384
Distributable earnings	791,438	(127,681)	(278,115)

Net assets	$7,707,819	$18,000,099	$307,491,269

Net asset value per share	$30.83	$16.36	$32.20

Shares issued and outstanding	250,000	1,100,000	9,550,000

Cost of investments	$6,668,913	$17,047,018	$291,090,539

The accompanying notes are an integral part of these financial statements.

52

Hartford Multifactor ETFs

Statements of Operations

For the Year Ended September 30, 2019

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF		Hartford Multifactor Global Small Cap ETF	Hartford Multifactor Low Volatility International Equity ETF
Investment Income:
Dividends	$74,835,782		$2,965,064		$737,772	$172,009
Interest	9,395		841		652	—
Securities lending	771,697		6,450		17,318	980
Less: Foreign tax withheld	(7,148,104)		(384,760)		(66,186)	(19,189)

Total investment income, net	68,468,770		2,587,595		689,556	153,800

Expenses:
Investment management fees	5,150,796		373,633		84,416	15,212

Total expenses, net	5,150,796		373,633		84,416	15,212

Net Investment Income (Loss)	63,317,974		2,213,962		605,140	138,588

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(62,941,170	)(1)	(4,364,513	)(1)	546,346 (1)	(28,311)
Net realized gain (loss) on futures contracts	480,602		(28,947)		(3,383)	—
Net realized gain (loss) on other foreign currency transactions	7,673		(36,117)		(5,160)	(197)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(62,452,895)		(4,429,577)		537,803	(28,508)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	38,849,047		(920,519)		(2,715,397)	(73,953)
Net unrealized appreciation (depreciation) of futures contracts	(48,179)		(9,144)		(2,830)	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	(50,271)		(6,235)		(676)	(39)

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	38,750,597		(935,898)		(2,718,903)	(73,992)

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(23,702,298)		(5,365,475)		(2,181,100)	(102,500)

Net Increase (Decrease) in Net Assets Resulting from Operations	$39,615,676		$(3,151,513)		$(1,575,960)	$36,088

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 10 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

53

Hartford Multifactor ETFs

Statements of Operations – (continued)

For the Year Ended September 30, 2019

	Hartford Multifactor Low Volatility US Equity ETF		Hartford Multifactor REIT ETF		Hartford Multifactor US Equity ETF
Investment Income:
Dividends	$160,750		$902,883		$6,032,293
Interest	—		241		1,276
Securities lending	524		4,329		16,581
Less: Foreign tax withheld	—		—		(903)

Total investment income, net	161,274		907,453		6,049,247

Expenses:
Investment management fees	12,817		110,655		452,420

Total expenses, net	12,817		110,655		452,420

Net Investment Income (Loss)	148,457		796,798		5,596,827

Net Realized Gain (Loss) on Investments and Other Financial Instruments
Net realized gain (loss) on investments	369,522	(1)	1,146,098	(1)	(702,658	)(1)
Net realized gain (loss) on futures contracts	—		18,383		129,198

Net Realized Gain (Loss) on Investments and Other Financial Instruments	369,522		1,164,481		(573,460)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments:
Net unrealized appreciation (depreciation) of investments	283,389		414,280		858,041
Net unrealized appreciation (depreciation) of futures contracts	—		1,218		(26,065)

Net Changes in Unrealized Appreciation (Depreciation) of Investments and Other Financial Instruments	283,389		415,498		831,976

Net Gain (Loss) on Investments and Other Financial Instruments	652,911		1,579,979		258,516

Net Increase (Decrease) in Net Assets Resulting from Operations	$801,368		$2,376,777		$5,855,343

(1)	Includes realized gains/(losses) as a result of in-kind redemptions (See Note 10 in Notes to Financial Statements).

The accompanying notes are an integral part of these financial statements.

54

Hartford Multifactor ETFs

Statements of Changes in Net Assets

	Hartford Multifactor Developed Markets (ex-US) ETF		Hartford Multifactor Emerging Markets ETF		Hartford Multifactor Global Small Cap ETF
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Operations:
Net investment income (loss)	$63,317,974	$12,080,162	$2,213,962	$1,483,870	$605,140	$476,213
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(62,452,895)	(5,987,452)	(4,429,577)	(859,431)	537,803	858,346
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	38,750,597	2,113,375	(935,898)	(3,878,089)	(2,718,903)	82,255

Net Increase (Decrease) in Net Assets Resulting from Operations	39,615,676	8,206,085	(3,151,513)	(3,253,650)	(1,575,960)	1,416,814

Distributions to Shareholders	(48,161,644)	(8,013,824)	(2,004,488)	(1,141,715)	(601,511)	(470,072)

Fund Share Transactions:
Sold	1,846,730,495	738,684,038	33,068,894	25,448,866	5,860,452	6,275,566
Redeemed	(313,561,980)	(59,138,041)	(24,270,963)	(2,229,949)	(8,794,812)	(3,128,922)
Other Capital	—	321	101,198	17,212	1,652	1,646

Net increase from capital share transactions	1,533,168,515	679,546,318	8,899,129	23,236,129	(2,932,708)	3,148,290

Net Increase (Decrease) in Net Assets	1,524,622,547	679,738,579	3,743,128	18,840,764	(5,110,179)	4,095,032

Net Assets:
Beginning of period	811,065,607	131,327,028	65,080,169	46,239,405	22,243,107	18,148,075

End of period	$2,335,688,154	$811,065,607	$68,823,297	$65,080,169	$17,132,928	$22,243,107

The accompanying notes are an integral part of these financial statements.

55

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor Low Volatility International Equity ETF		Hartford Multifactor Low Volatility US Equity ETF
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Operations:
Net investment income (loss)	$138,588	$130,277	$148,457	$95,116
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(28,508)	(42,526)	369,522	(50,947)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(73,992)	184,054	283,389	604,114

Net Increase (Decrease) in Net Assets Resulting from Operations	36,088	271,805	801,368	648,283

Distributions to Shareholders	(137,798)	(118,511)	(140,380)	(96,129)

Fund Share Transactions:
Sold	—	—	4,275,263	1,329,697
Redeemed	—	—	(2,971,711)	—
Other Capital	—	—	—	—

Net increase (decrease) from capital share transactions	—	—	1,303,552	1,329,697

Net Increase (Decrease) in Net Assets	(101,710)	153,294	1,964,540	1,881,851

Net Assets:
Beginning of period	5,470,075	5,316,781	5,743,279	3,861,428

End of period	$5,368,365	$5,470,075	$7,707,819	$5,743,279

The accompanying notes are an integral part of these financial statements.

56

Hartford Multifactor ETFs

Statements of Changes in Net Assets – (continued)

	Hartford Multifactor REIT ETF		Hartford Multifactor US Equity ETF
	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018	For the Year Ended September 30, 2019	For the Year Ended September 30, 2018
Operations:
Net investment income (loss)	$796,798	$649,569	$5,596,827	$1,515,229
Net realized gain (loss) on investments and other financial instruments	1,164,481	828,354	(573,460)	1,330,846
Net changes in unrealized appreciation (depreciation) of investments and other financial instruments	415,498	257,144	831,976	8,292,564

Net Increase (Decrease) in Net Assets Resulting from Operations	2,376,777	1,735,067	5,855,343	11,138,639

Distributions to Shareholders:
From distributable earnings	(833,172)	(677,992)	(5,407,729)	(1,496,009)
From tax return of capital	(402,584)	(41,564)	—	—

Total distributions	(1,235,756)	(719,556)	(5,407,729)	(1,496,009)

Fund Share Transactions:
Sold	7,709,666	26,773,879	182,696,968	142,311,556
Redeemed	(18,538,614)	(9,438,842)	(48,956,914)	(13,174,555)

Net increase (decrease) from capital share transactions	(10,828,948)	17,335,037	133,740,054	129,137,001

Net Increase (Decrease) in Net Assets	(9,687,927)	18,350,548	134,187,668	138,779,631

Net Assets:
Beginning of period	27,688,026	9,337,478	173,303,601	34,523,970

End of period	$18,000,099	$27,688,026	$307,491,269	$173,303,601

The accompanying notes are an integral part of these financial statements.

57

Hartford Multifactor ETFs

Financial Highlights

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Other Capital		Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Multifactor Developed Markets (ex-US) ETF

For the Year Ended September 30, 2019
$28.97	$0.98	$(1.51)	$(0.53)	$—		$(0.68)	$—	$—	$(0.68)	$27.76	(1.78)%		$2,335,688	0.29%		0.29%		3.56%		63%

For the Year Ended September 30, 2018
$28.24	$0.91	$0.45 (5)	$1.36	$—	(6)	$(0.63)	$—	$—	$(0.63)	$28.97	4.85%		$811,066	0.31%		0.31%		3.17%		47%

For the Year Ended September 30, 2017
$24.60	$0.82	$3.55	$4.37	$—		$(0.73)	$—	$—	$(0.73)	$28.24	18.18%		$131,327	0.42%		0.40%		3.13%		46%

For the Year Ended September 30, 2016
$22.84	$0.70	$1.70	$2.40	$—		$(0.64)	$—	$—	$(0.64)	$24.60	10.62%		$34,440	0.58%		0.50%		2.97%		54%

For the Period Ended September 30, 2015(7)
$25.00	$0.55	$(2.35)	$(1.80)	$—		$(0.36)	$—	$—	$(0.36)	$22.84	(7.36	)%(11)	$27,406	0.50	%(8)	0.50	%(8)	3.75	%(8)	42%

Hartford Multifactor Emerging Markets ETF

For the Year Ended September 30, 2019
$23.24	$0.66	$(1.12)	$(0.46)	$0.03		$(0.61)	$—	$—	$(0.61)	$22.20	(1.90)%		$68,823	0.49%		0.49%		2.89%		78%

For the Year Ended September 30, 2018
$24.34	$0.60	$(1.24)	$(0.64)	$0.01		$(0.47)	$—	$—	$(0.47)	$23.24	(2.64)%		$65,080	0.52%		0.52%		2.42%		25%

For the Year Ended September 30, 2017
$21.62	$0.49	$2.63	$3.12	$—		$(0.40)	$—	$—	$(0.40)	$24.34	14.63%		$46,239	0.62%		0.60%		2.17%		30%

For the Year Ended September 30, 2016
$19.68	$0.45	$1.91	$2.36	$—		$(0.42)	$—	$—	$(0.42)	$21.62	12.20%		$23,786	0.76%		0.65%		2.22%		49%

For the Period Ended September 30, 2015(7)
$25.00	$0.44	$(5.55)	$(5.11)	$—		$(0.21)	$—	$—	$(0.21)	$19.68	(20.59	)%(11)	$19,685	0.65	%(8)	0.65	%(8)	3.23	%(8)	17%

Hartford Multifactor Global Small Cap ETF

For the Year Ended September 30, 2019
$31.78	$0.81	$(3.23)	$(2.42)	$—	(6)	$(0.81)	$—	$—	$(0.81)	$28.55	(7.46)%		$17,133	0.39%		0.39%		2.80%		50%

For the Year Ended September 30, 2018
$30.25	$0.72	$1.54	$2.26	$—	(6)	$(0.73)	$—	$—	$(0.73)	$31.78	7.52%		$22,243	0.44%		0.44%		2.26%		41%

For the Year Ended September 30, 2017
$25.46	$0.57	$4.79	$5.36	$—		$(0.57)	$—	$—	$(0.57)	$30.25	21.37%		$18,148	0.60%		0.56%		2.08%		48%

For the Year Ended September 30, 2016
$22.69	$0.60	$2.76	$3.36	$—		$(0.59)	$—	$—	$(0.59)	$25.46	15.05%		$10,185	0.83%		0.60%		2.54%		62%

For the Period Ended September 30, 2015(9)
$25.00	$0.44	$(2.54)	$(2.10)	$—		$(0.21)	$—	$—	$(0.21)	$22.69	(8.50	)%(11)	$6,807	0.60	%(8)	0.60	%(8)	3.44	%(8)	44%

Hartford Multifactor Low Volatility International Equity ETF

For the Year Ended September 30, 2019
$27.35	$0.69	$(0.51)	$0.18	$—		$(0.69)	$—	$—	$(0.69)	$26.84	0.81%		$5,368	0.29%		0.29%		2.64%		38%

For the Year Ended September 30, 2018
$26.58	$0.65	$0.71	$1.36	$—		$(0.59)	$—	$—	$(0.59)	$27.35	5.16%		$5,470	0.33%		0.33%		2.37%		35%

For the Period Ended September 30, 2017(10)
$25.02	$0.30	$1.40	$1.70	$—		$(0.14)	$—	$—	$(0.14)	$26.58	6.84	%(11)	$5,317	0.39	%(8)	0.39	%(8)	3.01	%(8)	48%

The accompanying notes are an integral part of these financial statements.

58

Hartford Multifactor ETFs

Financial Highlights – (continued)

— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Other Capital	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover(4)

Hartford Multifactor Low Volatility US Equity ETF

For the Year Ended September 30, 2019
$28.72	$0.63	$2.07		$2.70	$—	$(0.59)	$—	$—	$(0.59)	$30.83	9.62%		$7,708	0.19%		0.19%		2.20%		53%

For the Year Ended September 30, 2018
$25.74	$0.54	$2.96		$3.50	$—	$(0.52)	$—	$—	$(0.52)	$28.72	13.73%		$5,743	0.22%		0.22%		2.00%		26%

For the Period Ended September 30, 2017(10)
$25.03	$0.20	$0.68		$0.88	$—	$(0.17)	$—	$—	$(0.17)	$25.74	3.53	%(11)	$3,861	0.29	%(8)	0.29	%(8)	2.05	%(8)	16%

Hartford Multifactor REIT ETF

For the Year Ended September 30, 2019
$15.38	$0.50	$1.23		$1.73	$—	$(0.51)	$—	$(0.24)	$(0.75)	$16.36	11.75%		$18,000	0.45%		0.45%		3.24%		50%

For the Year Ended September 30, 2018
$15.56	$0.59	$(0.12	)(5)	$0.47	$—	$(0.61)	$—	$(0.04)	$(0.65)	$15.38	3.27%		$27,688	0.45%		0.45%		3.89%		35%

For the Period Ended September 30, 2017(12)
$14.79	$0.50	$0.74		$1.24	$—	$(0.45)	$(0.02)	$—	$(0.47)	$15.56	8.47	%(11)	$9,337	0.50	%(8)	0.45	%(8)	3.29	%(8)	43%

Hartford Multifactor US Equity ETF

For the Year Ended September 30, 2019
$33.01	$0.73	$(0.89	)(5)	$(0.16)	$—	$(0.65)	$—	$—	$(0.65)	$32.20	(0.31)%		$307,491	0.19%		0.19%		2.35%		81%

For the Year Ended September 30, 2018
$28.77	$0.57	$4.15		$4.72	$—	$(0.48)	$—	$—	$(0.48)	$33.01	16.47%		$173,304	0.21%		0.21%		1.80%		36%

For the Year Ended September 30, 2017
$24.44	$0.51	$4.30		$4.81	$—	$(0.48)	$—	$—	$(0.48)	$28.77	19.84%		$34,524	0.34%		0.31%		1.92%		36%

For the Year Ended September 30, 2016
$22.90	$0.52	$1.53		$2.05	$—	$(0.51)	$—	$—	$(0.51)	$24.44	9.01%		$28,111	0.44%		0.35%		2.22%		51%

For the Period Ended September 30, 2015(7)
$25.00	$0.26	$(2.11)		$(1.85)	$—	$(0.25)	$—	$—	$(0.25)	$22.90	(7.46	)%(11)	$22,900	0.35	%(8)	0.35	%(8)	1.82	%(8)	38%

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

Total return is calculated assuming a hypothetical purchase of beneficial shares on the opening of the first day at the net asset value and a sale on the closing of the last day at the net asset value of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation, to be reinvested at market price at the end of the distribution day.

(3)	Adjustments include waivers and reimbursements, if applicable.
(4)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.
(5)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(6)	Per share amount is less than $0.005.
(7)	Commenced operations on February 25, 2015.
(8)	Annualized.
(9)	Commenced operations on March 23, 2015.
(10)	Commenced operations on May 10, 2017.
(11)	Not annualized.
(12)	Commenced operations on October 3, 2016.

The accompanying notes are an integral part of these financial statements.

59

Hartford Multifactor ETFs

Notes to Financial Statements

September 30, 2019

1.	Organization:

Lattice Strategies Trust (the “Trust”) is an open-end registered management investment company comprised of seven series as of September 30, 2019. Financial statements for the series of the Trust listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Lattice Strategies Trust:

Hartford Multifactor Developed Markets (ex-US) ETF (the “Multifactor Developed Markets (ex-US) ETF”)

Hartford Multifactor Emerging Markets ETF (the “Multifactor Emerging Markets ETF”)

Hartford Multifactor Global Small Cap ETF (the “Multifactor Global Small Cap ETF”)

Hartford Multifactor Low Volatility International Equity ETF (the “Multifactor Low Volatility International Equity ETF”)

Hartford Multifactor Low Volatility US Equity ETF (the “Multifactor Low Volatility US Equity ETF”)

Hartford Multifactor REIT ETF (the “Multifactor REIT ETF”)

Hartford Multifactor US Equity ETF (the “Multifactor US Equity ETF”)

Each Fund is an exchange-traded fund (‘‘ETF’’). ETFs are funds that trade on an exchange like other publicly traded securities. Each Fund is designed to track an index. Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed and traded on Cboe BZX Exchange, Inc. (“Cboe BZX”). Each share of a Fund represents a partial ownership in the Fund’s assets and liabilities, including securities held by the Fund. Shares of a Fund may be purchased or redeemed directly from the Fund only in Creation Units at net asset value (“NAV”) by certain large institutional investors (‘‘Authorized Participants’’) who have entered into agreements with ALPS Distributors, Inc. (‘‘ALPS’’ or the ‘‘Distributor’’), the Funds’ Distributor.

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust was organized as a Delaware statutory trust on April 15, 2014 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of the Funds are registered under the Securities Act of 1933, as amended (the ‘‘Securities Act’’). Each Fund, except Multifactor REIT ETF, is a diversified open-end management investment company. Multifactor REIT ETF is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF commenced operations on May 10, 2017. Multifactor REIT ETF commenced operations on October 3, 2016. Multifactor Global Small Cap ETF commenced operations on March 23, 2015. Each of the other Funds commenced operations on February 25, 2015.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The net asset value for the shares is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to a Fund after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE

60

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2019

Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade, do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or sell shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange-traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

61

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2019

The Board of Trustees (the “Board”) has delegated the day-to-day responsibility for implementing the valuation procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Dividend income from domestic securities is accrued on the ex-dividend date. The Multifactor REIT ETF dividend income and capital gain loss amounts include estimates based on prior year REIT allocations. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Non-cash dividends received in the form of stock are recorded as dividend income at market value. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Please refer to Note 8 for Securities Lending Information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends from securities in which the Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)

Dividend Distributions to Shareholders – Dividends are declared pursuant to a policy adopted by the Board. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF and Multifactor Low Volatility International Equity ETF is to pay dividends from net investment income and realized gains, if any, semi-annually. The policy of Multifactor Low Volatility US Equity ETF, Multifactor REIT ETF and Multifactor US Equity ETF is to pay dividends from net investment income, if any, quarterly. Amounts may vary significantly from period to period and realized gains, if any, are paid at least once a year. Dividends may be declared and paid more frequently or at any other times to comply with the distribution requirements of the Internal Revenue Code.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing (see Federal Income Taxes: Distributions and Components of Distributable Earnings and Reclassification of Capital Accounts notes).

3.	Securities and Other Investments:

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

62

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2019

4.	Financial Derivative Instruments:

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the year ended September 30, 2019, the Funds had not used Foreign Currency Contracts. There were no open contracts at September 30, 2019.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the year ended September 30, 2019, Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF had used Futures Contracts.

c)	Additional Derivative Instrument Information:

Multifactor Developed Markets (ex-US) ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$43,047	$—	$—	$43,047

Total	$—	$—	$—	$43,047	$—	$—	$43,047

(1)

Amount represents the cumulative depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$480,602	$—	$—	$480,602

Total	$—	$—	$—	$480,602	$—	$—	$480,602

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(48,179)	$—	$—	$(48,179)

Total	$—	$—	$—	$(48,179)	$—	$—	$(48,179)

For the year ended September 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	72

63

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2019

Multifactor Emerging Markets ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$7,768	$—	$—	$7,768

Total	$—	$—	$—	$7,768	$—	$—	$7,768

(1)

Amount represents the cumulative depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(28,947)	$—	$—	$(28,947)

Total	$—	$—	$—	$(28,947)	$—	$—	$(28,947)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(9,144)	$—	$—	$(9,144)

Total	$—	$—	$—	$(9,144)	$—	$—	$(9,144)

For the year ended September 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	8

Multifactor Global Small Cap ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$3,684	$—	$—	$3,684

Total	$—	$—	$—	$3,684	$—	$—	$3,684

(1)

Amount represents the cumulative depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(3,383)	$—	$—	$(3,383)

Total	$—	$—	$—	$(3,383)	$—	$—	$(3,383)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(2,830)	$—	$—	$(2,830)

Total	$—	$—	$—	$(2,830)	$—	$—	$(2,830)

64

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2019

Multifactor Global Small Cap ETF – (continued)

For the year ended September 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	2

Multifactor REIT ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$809	$—	$—	$809

Total	$—	$—	$—	$809	$—	$—	$809

(1)

Amount represents the cumulative appreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$18,383	$—	$—	$18,383

Total	$—	$—	$—	$18,383	$—	$—	$18,383

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$1,218	$—	$—	$1,218

Total	$—	$—	$—	$1,218	$—	$—	$1,218

For the year ended September 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	3

Multifactor US Equity ETF

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$25,340	$—	$—	$25,340

Total	$—	$—	$—	$25,340	$—	$—	$25,340

(1)

Amount represents the cumulative depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

65

Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2019

Multifactor US Equity ETF – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the year ended September 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$129,198	$—	$—	$129,198

Total	$—	$—	$—	$129,198	$—	$—	$129,198

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(26,065)	$—	$—	$(26,065)

Total	$—	$—	$—	$(26,065)	$—	$—	$(26,065)

For the year ended September 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	6

d)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of September 30, 2019:

Multifactor Developed Markets (ex-US) ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(43,047)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(43,047)

Derivatives not subject to a MNA	—	43,047

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Emerging Markets ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(7,768)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(7,768)

Derivatives not subject to a MNA	—	7,768

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor Global Small Cap ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(3,684)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(3,684)

Derivatives not subject to a MNA	—	3,684

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

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September 30, 2019

Multifactor REIT ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$809	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	809	—

Derivatives not subject to a MNA	(809)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

Multifactor US Equity ETF

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(25,340)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(25,340)

Derivatives not subject to a MNA	—	25,340

Total gross amount of assets and liabilities subject to MNA or similar agreements	—	—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Securities lending involves the risk that a Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. A Fund could also lose money in the event of a decline in the value of the collateral provided for the loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for a Fund that lends its holdings.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2019. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Net Investment Income (Loss), Net Realized Gains (Losses) and Distributions – Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of losses deferred due to wash sale adjustments, adjustments due to foreign currency gains and losses, adjustments related to Passive Foreign Investment Companies (“PFICs”), Real Estate Investment Trusts (“REITs”), RICs, certain derivatives and partnerships. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by each Fund.

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Hartford Multifactor ETFs

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September 30, 2019

c)

Distributions and Components of Distributable Earnings – The tax character of distributions paid by each Fund for the years ended September 30, 2019 and September 30, 2018 are as follows (as adjusted for dividends payable, if applicable):

	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
Fund	Ordinary Income	Tax Return of Capital	Ordinary Income	Tax Return of Capital
Multifactor Developed Markets (ex-US) ETF	$48,161,644	$—	$8,013,824	$—
Multifactor Emerging Markets ETF	2,004,488	—	1,141,715	—
Multifactor Global Small Cap ETF	601,511	—	470,072	—
Multifactor Low Volatility International Equity ETF	137,798	—	118,511	—
Multifactor Low Volatility US Equity ETF	140,380	—	96,129	—
Multifactor REIT ETF	833,172	402,584	677,992	41,564
Multifactor US Equity ETF	5,407,729	—	1,496,009	—

As of September 30, 2019, the components of distributable earnings (deficit) for each Fund on a tax basis are as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Total Accumulated Earnings (Deficit)
Multifactor Developed Markets (ex-US) ETF	$24,483,653	$(129,891,346)	$40,866,703	$(64,540,990)
Multifactor Emerging Markets ETF	1,245,568	(11,878,067)	(114,241)	(10,746,740)
Multifactor Global Small Cap ETF	278,445	(1,901,678)	(305,254)	(1,928,487)
Multifactor Low Volatility International Equity ETF	64,636	(123,557)	290,563	231,642
Multifactor Low Volatility US Equity ETF	8,532	(220,957)	1,003,863	791,438
Multifactor REIT ETF	—	(738,950)	611,269	(127,681)
Multifactor US Equity ETF	479,089	(13,486,456)	12,729,252	(278,115)

d)

Reclassification of Capital Accounts – The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting for such items as treatment of the tax gains/losses on in-kind redemptions. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statements of Changes in Net Assets as from distributable earnings or from capital depending on the type of book and tax differences that exist. For the year ended September 30, 2019, the Funds recorded reclassifications to increase (decrease) the accounts listed below:

Fund	Paid-in-Capital	Distributable earnings (Loss)
Multifactor Developed Markets (ex-US) ETF	$53,206,275	$(53,206,275)
Multifactor Emerging Markets ETF	2,200,571	(2,200,571)
Multifactor Global Small Cap ETF	1,524,189	(1,524,189)
Multifactor Low Volatility International Equity ETF	—	—
Multifactor Low Volatility US Equity ETF	499,849	(499,849)
Multifactor REIT ETF	1,134,791	(1,134,791)
Multifactor US Equity ETF	9,259,565	(9,259,565)

e)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at September 30, 2019 is different from book purposes primarily due to wash sale loss deferrals and passive foreign investment company (PFIC) mark-to-market adjustments. The net unrealized appreciation/(depreciation) on investments for tax purposes, which consists of gross unrealized appreciation and depreciation, was also different from book purposes primarily due to wash sale loss deferrals and mark-to-market adjustments on futures and PFICs. Both the cost and unrealized appreciation and depreciation for federal income tax purposes are disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Multifactor Developed Markets (ex-US) ETF	$2,280,785,162	$127,855,669	$(86,937,326)	$40,918,343
Multifactor Emerging Markets ETF	68,683,457	3,092,193	(3,202,139)	(109,946)
Multifactor Global Small Cap ETF	17,282,722	1,754,346	(2,059,408)	(305,062)
Multifactor Low Volatility International Equity ETF	5,055,260	528,629	(237,992)	290,637
Multifactor Low Volatility US Equity ETF	6,688,703	1,073,056	(69,193)	1,003,863
Multifactor REIT ETF	17,304,828	1,437,515	(826,247)	611,268
Multifactor US Equity ETF	291,449,800	16,368,193	(3,638,941)	12,729,252

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Hartford Multifactor ETFs

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September 30, 2019

f)	Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

At September 30, 2019 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Fund
Multifactor Developed Markets (ex-US) ETF	$107,334,369	$22,556,977
Multifactor Emerging Markets ETF	6,704,506	5,173,561
Multifactor Global Small Cap ETF	1,200,254	701,424
Multifactor Low Volatility International Equity ETF	123,557	—
Multifactor Low Volatility US Equity ETF	148,022	72,935
Multifactor REIT ETF	598,680	140,270
Multifactor US Equity ETF	9,907,946	3,578,510

g)

Accounting for Uncertainty in Income Taxes – Pursuant to provisions set forth by U.S. GAAP, Hartford Funds Management Company, LLC (“HFMC”) reviews each Fund’s tax positions for all open tax years. As of September 30, 2019, HFMC had reviewed the open tax years and concluded that there was no reason to record a liability for net unrecognized tax obligations relating to uncertain income tax positions. Each Fund files U.S. tax returns. Although the statute of limitations for examining a Fund’s U.S. tax returns remains open for 3 years, no examination is currently in progress. HFMC is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax obligations will significantly change in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the year ended September 30, 2019, the Funds did not incur any interest or penalties.

7.	Expenses:

a)

Investment Advisory Agreement – Lattice Strategies LLC (the “Adviser” or “Lattice”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement with the Trust. Lattice is a wholly owned subsidiary of Hartford Funds Management Company, LLC (“HFMC”), which is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). Lattice has overall investment supervisory responsibility for each Fund. In addition, Lattice provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. Lattice has contracted with Mellon Investments Corporation (“Mellon”) under a sub-advisory agreement pursuant to which Mellon performs the daily investment of the assets of each Fund in accordance with each Fund’s investment objective and policies. Each Fund pays a fee to Lattice, a portion of which may be used to compensate Mellon.

The schedule below reflects the rates of compensation paid to Lattice for investment advisory services rendered as of September 30, 2019; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Multifactor Developed Markets (ex-US) ETF	0.29%
Multifactor Emerging Markets ETF	0.44%
Multifactor Global Small Cap ETF	0.39%
Multifactor Low Volatility International Equity ETF	0.29%
Multifactor Low Volatility US Equity ETF	0.19%
Multifactor REIT ETF	0.45%
Multifactor US Equity ETF	0.19%

Prior to September 11, 2019, Multifactor Emerging Markets ETF paid the rate of 0.49% to Lattice for investment advisory services rendered. The rate was accrued daily and paid monthly based on the Fund’s average daily net assets.

Under the Investment Advisory Agreement, the Adviser agrees to pay all expenses of the Trust, except (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to the Adviser under the Investment Advisory Agreement. The Adviser also does not pay any acquired fund fees and expenses. The payment or assumption by the Adviser of any expense of the Trust that the Adviser is not required by the Investment Advisory Agreement to pay or assume shall not obligate the Adviser to pay or assume the same or any similar expense of the Trust on any subsequent occasion.

b)

Distribution Plans – Each Fund has adopted a Rule 12b-1 Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s average daily net assets may be made for the sale and distribution of its Shares. The Board has determined that the Funds may not make payments under the Rule 12b-1 Distribution and Service Plan until authorized to do

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Hartford Multifactor ETFs

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September 30, 2019

so by affirmative action of the Board. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets.

For the year ended September 30, 2019, the Funds did not pay any Rule 12b-1 fees.

c)

Other Related Party Transactions – Certain officers of the Trust are trustees and/or officers of HFMC and/or The Hartford or its subsidiaries. For the year ended September 30, 2019, the Trust’s Chief Compliance Officer’s (“CCO”) compensation was paid by HFMC. As part of the Trust’s Chief Compliance Officer Services Agreement, HFMC also pays any CCO compensation on behalf of the Funds.

8.	Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Effective September 9, 2019, the agreement with State Street has been terminated.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

At September 30, 2019, the Funds had no securities on loan or held any cash or non-cash collateral.

9.	Custodian and Transfer Agent:

State Street serves as Custodian for the Funds pursuant to a custodian agreement (“Custodian Agreement”) dated December 31, 2014, as amended November 21, 2017. As Custodian, State Street holds each Fund’s assets, calculates the net asset value of the Shares and calculates net income and realized capital gains or losses. State Street serves as Transfer Agent of each Fund pursuant to a transfer agency agreement (“Transfer Agency Agreement”) dated February 13, 2018. As Transfer Agent, State Street maintains the records of each Authorized Participant’s ownership of each Fund and processes the purchases and redemptions of Creation Units.

For the services provided under the Custodian Agreement and Transfer Agency Agreement, Lattice, and not the Funds, compensates State Street pursuant to the Funds’ unitary management fee structure.

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Hartford Multifactor ETFs

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September 30, 2019

10.	Investment Transactions:

For the year ended September 30, 2019, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Total Cost of Purchases	Total Sales Proceeds
Multifactor Developed Markets (ex-US) ETF	$1,171,823,217	$1,107,050,082
Multifactor Emerging Markets ETF	63,156,108	59,459,787
Multifactor Global Small Cap ETF	13,329,207	10,730,627
Multifactor Low Volatility International Equity ETF	2,001,803	1,997,044
Multifactor Low Volatility US Equity ETF	3,592,713	4,252,413
Multifactor REIT ETF	12,158,394	12,024,567
Multifactor US Equity ETF	193,019,910	193,195,713

For the year ended September 30, 2019, in-kind transactions, which are not included in the table above, associated with purchase or redemption of Creation Units were as follows:

Fund	Cost of Purchases	Sales Proceeds	Realized Gain/(Loss)
Multifactor Developed Markets (ex-US) ETF	$1,784,074,274	$311,823,424	$54,851,642
Multifactor Emerging Markets ETF	19,927,344	14,642,979	2,242,445
Multifactor Global Small Cap ETF	2,571,747	8,150,504	1,600,615
Multifactor Low Volatility US Equity ETF	4,277,898	2,236,601	502,412
Multifactor REIT ETF	7,707,448	18,499,077	1,722,458
Multifactor US Equity ETF	178,158,469	43,689,149	9,373,101

11.	Share Transactions:

Each Fund will issue and redeem Shares at NAV only with certain Authorized Participants in large increments known as ‘‘Creation Units.” Purchases of Creation Units are made by tendering a basket of designated securities to a Fund and redemption proceeds are paid with a basket of securities from the Fund with a balancing cash component to equate the market value of the basket securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted in an amount equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. Each Fund’s Shares are available in smaller increments to individual investors in the secondary market at market prices and may be subject to commissions. Authorized Participants may be required to pay a transaction fee when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units

Purchase or redemption of Creation Units is only available to an Authorized Participant. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the Distributor with respect to creations and redemptions of Creation Units.

If a Creation Unit is purchased or redeemed for cash or outside of the Clearing Process, a higher transaction fee may be charged. The following table discloses Creation Unit breakdown for each Fund:

Fund	Standard Creation Unit Shares	Standard In-Kind Creation Fee	Value at September 30, 2019	Standard In-Kind Redemption Fee
Multifactor Developed Markets (ex-US) ETF	50,000	$3,000	$1,388,000	$3,000
Multifactor Emerging Markets ETF	100,000	$2,000	2,220,000	$2,000
Multifactor Global Small Cap ETF	100,000	$2,000	2,855,000	$2,000
Multifactor Low Volatility International Equity ETF	100,000	$2,200	2,684,000	$2,200
Multifactor Low Volatility US Equity ETF	50,000	$650	1,541,500	$650
Multifactor REIT ETF	100,000	$250	1,636,000	$250
Multifactor US Equity ETF	50,000	$800	1,610,000	$800

Shares of Multifactor Developed Markets (ex-US) ETF, Multifactor Emerging Markets ETF, Multifactor Global Small Cap ETF, Multifactor REIT ETF and Multifactor US Equity ETF are listed on the NYSE Arca and shares of Multifactor Low Volatility International Equity ETF and Multifactor Low Volatility US Equity ETF are listed on the Cboe BZX. Shares of each Fund are publicly traded. Retail investors may purchase or sell shares in the secondary market (not from the Fund) through a broker or dealer. Investors purchasing or selling shares in the secondary market may pay a commission, market premium or discount or other transaction charge, to a broker or dealer, as well as some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by a broker or dealer, there is no minimum dollar amount upon purchase and no minimum number of shares that must be purchased in the secondary market. Because transactions in the secondary market occur at market prices, an investor may pay more than NAV upon purchase of shares and may receive less than a Fund’s NAV upon sale of shares.

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Hartford Multifactor ETFs

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September 30, 2019

Because each Fund is structured as an ETF, individual Shares may only be purchased and sold on a listing exchange through a broker-dealer. The price of Shares is based on market price, and because ETF shares trade at market prices rather than at NAV, Shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Multifactor Developed Markets (ex-US) ETF, Multifactor Low Volatility US Equity ETF and Multifactor US Equity ETF will only issue or redeem Creation Units of 50,000 shares to Authorized Participants who have entered into agreements with the Distributor. Multifactor Emerging Markets ETF, Multifactor Low Volatility International Equity ETF, Multifactor Global Small Cap ETF and Multifactor REIT ETF will only issue or redeem Creation Units of 100,000 shares to Authorized Participants who have entered into agreements with the Distributor. The Funds generally will issue or redeem Creation Units in return for a designated basket of securities (and an amount of cash) that the Fund specifies each day. The Funds do not impose any restrictions on the frequency of purchases and redemptions; however, the Funds reserve the right to reject or limit purchases at any time.

The following information is for the year ended September 30, 2019, and the year ended September 30, 2018:

	For the Year Ended September 30, 2019		For the Year Ended September 30, 2018
	Shares	Amount	Shares	Amount
Multifactor Developed Markets (ex-US) ETF
Shares Sold	67,400,000	$1,846,730,495	25,400,000	$738,684,038
Shares Redeemed	(11,250,000)	(313,561,980)	(2,050,000)	(59,138,041)
Other Capital	—	—	—	321

Net Increase (Decrease)	56,150,000	1,533,168,515	23,350,000	679,546,318

Multifactor Emerging Markets ETF
Shares Sold	1,400,000	$33,068,894	1,000,000	$25,448,866
Shares Redeemed	(1,100,000)	(24,270,963)	(100,000)	(2,229,949)
Other Capital	—	101,198	—	17,212

Net Increase (Decrease)	300,000	8,899,129	900,000	23,236,129

Multifactor Global Small Cap ETF
Shares Sold	200,000	$5,860,452	200,000	$6,275,566
Shares Redeemed	(300,000)	(8,794,812)	(100,000)	(3,128,922)
Other Capital	—	1,652	—	1,646

Net Increase (Decrease)	(100,000)	(2,932,708)	100,000	3,148,290

Multifactor Low Volatility International Equity ETF
Shares Sold	—	$—	—	$—
Shares Redeemed	—	—	—	—
Other Capital	—	—	—	—

Net Increase (Decrease)	—	—	—	—

Multifactor Low Volatility US Equity ETF
Shares Sold	150,000	$4,275,263	50,000	$1,329,697
Shares Redeemed	(100,000)	(2,971,711)	—	—

Net Increase (Decrease)	50,000	1,303,552	50,000	1,329,697

Multifactor REIT ETF
Shares Sold	500,000	$7,709,666	1,800,000	$26,773,879
Shares Redeemed	(1,200,000)	(18,538,614)	(600,000)	(9,438,842)

Net Increase (Decrease)	(700,000)	(10,828,948)	1,200,000	17,335,037

Multifactor US Equity ETF
Shares Sold	5,900,000	$182,696,968	4,450,000	$142,311,556
Shares Redeemed	(1,600,000)	(48,956,914)	(400,000)	(13,174,555)

Net Increase (Decrease)	4,300,000	133,740,054	4,050,000	129,137,001

12.	Affiliate Holdings:

As of September 30, 2019, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Fund	Percentage of Fund
Multifactor Low Volatility International Equity ETF	40%
Multifactor Low Volatility US Equity ETF	56%
Multifactor REIT ETF	41%

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Hartford Multifactor ETFs

Notes to Financial Statements – (continued)

September 30, 2019

As of September 30, 2019, affiliated funds of funds in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds. Affiliated funds of funds owned shares in the Fund listed below as follows:

Fund	Percentage of Fund
Multifactor Developed Markets (ex-US) ETF	3%
Multifactor Emerging Markets ETF	5%
Multifactor US Equity ETF	31%

13.	Indemnifications:

Under the Trust’s organizational documents, the Trust shall indemnify its officers and trustees to the full extent required or permitted under the applicable laws of the State of Delaware and federal securities laws. In addition, the Trust, on behalf of the Funds, may enter into contracts that contain a variety of indemnifications. The Trust’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

The FASB recently issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and will become effective for private entities one year later. Management is currently evaluating the implication, if any, of additional disclosure and its impact on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the period ended September 30, 2019, events and transactions subsequent to September 30, 2019, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.

Effective November 6, 2019, Hartford Multifactor Global Small Cap ETF changed its name (now known as Hartford Multifactor Small Cap ETF), principal investment strategy and benchmark. Also effective November 6, 2019, the management fee rate for Multifactor Global Small Cap ETF was reduced from 0.39% to 0.34%. The information in this report is as of September 30, 2019 and therefore, does not reflect any of these changes. For more information, please see the Fund’s most recent prospectus.

Effective November 6, 2019, Hartford Multifactor Low Volatility International Equity ETF changed its name (now known as Hartford Multifactor Diversified International ETF), principal investment strategy and benchmark. The information in this report is as of September 30, 2019 and therefore, does not reflect any of these changes. For more information, please see the Fund’s most recent prospectus.

Effective on or about October 1, 2019, Citibank, N.A. has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with Citibank, N.A. for such services.

73

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of

Lattice Strategies Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Lattice Strategies Trust (the “Trust”) (comprising Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Global Small Cap ETF, Hartford Multifactor Low Volatility International Equity ETF, Hartford Multifactor Low Volatility US Equity ETF, Hartford Multifactor REIT ETF and Hartford Multifactor US Equity ETF) (collectively referred to as the “Funds”), including the schedules of investments, as of September 30, 2019, and the related statements of operations, changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Lattice Strategies Trust at September 30, 2019, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising Lattice Strategies Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Hartford Multifactor Developed Markets (ex-US) ETF Hartford Multifactor Emerging Markets ETF Hartford Multifactor Global Small Cap ETF Hartford Multifactor US Equity ETF	For the year ended September 30, 2019	For each of the two years in the period ended September 30, 2019	For each of the four years in the period ended September 30, 2019
Hartford Multifactor REIT ETF	For the year ended September 30, 2019	For each of the two years in the period ended September 30, 2019	For each of the two years in the period ended September 30, 2019 and the period from October 3, 2016 (commencement of operations) through September 30, 2017
Hartford Multifactor Low Volatility International Equity ETF Hartford Multifactor Low Volatility US Equity ETF	For the year ended September 30, 2019	For each of the two years in the period ended September 30, 2019	For each of the two years in the period ended September 30, 2019 and the period from May 10, 2017 (commencement of operations) through September 30, 2017

The financial highlights of the Hartford Multifactor Developed Markets (ex-US) ETF, Hartford Multifactor Emerging Markets ETF, Hartford Multifactor Global Small Cap ETF and Hartford Multifactor US Equity ETF, for the period presented through September 30, 2015, were audited by other auditors whose report dated November 24, 2015, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Hartford investment companies since 2002.

Philadelphia, Pennsylvania

November 26, 2019

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Hartford Multifactor ETFs

Trustees and Officers of the Trust

Lattice Strategies Trust (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The following tables present certain information regarding the Trustees and officers of the Trust as of September 30, 2019. For more information regarding the Trustees and officers, please refer to the Statement of Additional Information, which is available, without charge, upon request by calling 1-800-456-7526.

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE
NON-INTERESTED TRUSTEES

HILARY E. ACKERMANN (1956)	Trustee	Since 2017	Ms. Ackermann served as Chief Risk Officer at Goldman Sachs Bank USA from October 2008 to November 2011. Ms. Ackermann has served as a Director of Vistra Energy Corporation, formerly known as Dynegy, Inc. (an independent power company) since October 2012 and as a Director of Credit Suisse Holdings (USA), Inc. since January 2017.	81	Ms. Ackermann serves as a Director of Vistra Energy Corporation (October 2012 to present) and as a Director of Credit Suisse Holdings (USA), Inc. from January 2017 to present.

ROBIN C. BEERY (1967)	Trustee	Since 2014	Ms. Beery has served as a consultant to ArrowMark Partners (an alternative asset manager) since March of 2015 and since November 2018 has been employed by ArrowMark Partners as a Senior Advisor. Previously, she was Executive Vice President, Head of Distribution, for Janus Capital Group, and Chief Executive Officer and President of the Janus Mutual Funds (a global asset manager) from September 2009 to August 2014.	81	Ms. Beery serves as a Director of UMB Financial Corporation (January 2015 to present).

LYNN S. BIRDSONG(4) (1946)	Trustee and Chairman of the Board	Trustee since 2017; Chairman of the Board since August 2019	Mr. Birdsong currently serves as a Director of Aberdeen Global and Aberdeen Global II (investment funds) (since September 2014), Aberdeen Islamic SICAV and Aberdeen Liquidity Fund (investment funds) (since 2016), and Aberdeen Alpha Fund (since December 2017). Mr. Birdsong served as an Independent Director of Nomura Partners Funds, Inc. (formerly, The Japan Fund) (April 2003 to February 2015) and as a Director of the Sovereign High Yield Investment Company (April 2010 to June 2014). From 2003 to March 2005, Mr. Birdsong was an Independent Director of the Atlantic Whitehall Funds. From 1979 to 2002, Mr. Birdsong was a Managing Director of Zurich Scudder Investments, an investment management firm. During his employment with Scudder, Mr. Birdsong was an Interested Director of The Japan Fund. From January 1981 through December 2013, Mr. Birdsong was a partner in Birdsong Company, an advertising specialty firm.	81	None

CHRISTINE R. DETRICK (1958)	Trustee	Since 2017	Ms. Detrick has served as a Director of Reinsurance Group of America since January 2014. Previously, she was a director of Forest City Realty Trust (a real estate company) from November 2014 to March 2018, a Director of Forethought Financial Group, Inc. (a financial services company) from January 2012 to January 2014 and a Senior Partner/Advisor at Bain & Company (a management consulting firm) from September 2002 to December 2012.	81	Ms. Detrick serves as a Director of Reinsurance Group of America (January 2014 to present).

DUANE E. HILL (1945)	Trustee	Since 2017	Mr. Hill is a Partner of TSG Ventures L.P., a private equity investment company. Mr. Hill is a former partner of TSG Capital Group, a private equity investment firm that served as sponsor and lead investor in leveraged buyouts of middle market companies.	81	None

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Hartford Multifactor ETFs

Trustees and Officers of the Trust – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

PHILLIP O. PETERSON(5) (1944)	Trustee	Since 2017	Mr. Peterson is a mutual fund industry consultant. He was a partner of KPMG LLP (an accounting firm) until July 1999. From February 2007 to February 2018, Mr. Peterson served as a member of the Board of Trustees of the William Blair Funds. From February 2012 to February 2014, Mr. Peterson served as a Trustee of Symetra Variable Mutual Funds. From January 2004 to April 2005, Mr. Peterson served as Independent President of the Strong Mutual Funds.	81	None

LEMMA W. SENBET (1946)	Trustee	Since 2017	Dr. Senbet currently serves as the William E. Mayer Chair Professor of Finance, and previously was the Founding Director, Center for Financial Policy, in the Robert H. Smith School of Business at the University of Maryland. He was chair of the Finance Department Robert H. Smith School of Business at the University of Maryland from 1998 to 2006. In June 2013, he began a sabbatical from the University to serve as Executive Director of the African Economic Research Consortium which focuses on economic policy research and training, which he completed in 2018. Previously, he was a chaired professor of finance at the University of Wisconsin-Madison. Also, he was a Director of the Fortis Funds from March 2000 to July 2002. Dr. Senbet served as Director of the American Finance Association and President of the Western Finance Association. In 2006, Dr. Senbet was inducted Fellow of Financial Management Association International for his career-long distinguished scholarship and professional service.	81	None

DAVID SUNG (1953)	Trustee	Since 2014	Mr. Sung has served as a Director of Nippon Wealth Bank since April 2015 and CITIC-Prudential Fund Management Company, Inc. since January 2016. Mr. Sung is an Independent Director of seven investment funds, including two closed-end registered investment companies, sponsored by Ironwood Capital Management. Previously, he was a Partner at Ernst & Young LLP from October 1995 to July 2014.	81	Mr. Sung serves as a Trustee of Ironwood Institutional Multi-Strategy Fund, LLC and Ironwood Multi-Strategy Fund, LLC (October 2015 to present) (2 portfolios).

OFFICERS AND INTERESTED TRUSTEES

JAMES E. DAVEY(6) (1964)	Trustee, President and Chief Executive Officer	Trustee since 2017; President and Chief Executive Officer since 2017	Mr. Davey serves as Executive Vice President of The Hartford Financial Services Group, Inc. Additionally, Mr. Davey serves as Chairman of the Board, Manager, and Senior Managing Director of Hartford Funds Distributors, LLC (“HFD”). He also currently serves as Director, Chairman of the Board, President and Senior Managing Director of Hartford Administrative Services Company (“HASCO”). Mr. Davey also serves as President, Manager, Chairman of the Board, and Senior Managing Director for Hartford Funds Management Company, LLC (“HFMC”), and Director, Chairman, President, and Senior Managing Director for Hartford Funds Management Group, Inc. (“HFMG”). Mr. Davey also serves as Manager, Chairman of the Board, and President of Lattice Strategies LLC (since July 2016). Mr. Davey has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Davey joined The Hartford in 2002.	81	None

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Hartford Multifactor ETFs

Trustees and Officers of the Trust – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

ANDREW S. DECKER (1963)	AML Compliance Officer	Since 2016	Mr. Decker serves as Chief Compliance Officer and AML Compliance Officer of HASCO (since April 2015) and Vice President of HASCO (since April 2018). Mr. Decker serves as AML Officer of HFD (since May 2015). Mr. Decker also serves as Vice President of HFMG (since April 2018). Prior to joining The Hartford, Mr. Decker served as Vice President and AML Officer at Janney Montgomery Scott (a broker dealer) from April 2011 to January 2015. Mr. Decker served as AML Compliance and Sanctions Enforcement Officer at SEI Investments from December 2007 to April 2011.	N/A	N/A

AMY N. FURLONG (1979)	Vice President and Treasurer	Since 2018	Ms. Furlong serves as Vice President and Assistant Treasurer of HFMC (since September 2019). Ms. Furlong has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Furlong joined The Hartford in 2004. Prior to joining The Hartford, Ms. Furlong worked at KPMG LLP in audit services.	N/A	N/A

WALTER F. GARGER (1965)	Vice President and Chief Legal Officer	Since 2016	Mr. Garger serves as Secretary, Managing Director and General Counsel of HFD, HASCO, HFMC and HFMG (since 2013). Mr. Garger also serves as Secretary and General Counsel of Lattice Strategies LLC (since July 2016). Mr. Garger has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Garger joined The Hartford in 1995.	N/A	N/A

ALBERT Y. LEE (1979)	Vice President and Assistant Treasurer	Since 2016	Mr. Lee serves as Head of Systemic Strategies and ETF Operations and Senior Vice President of HFMG (since July 2016). Mr. Lee also serves as Senior Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lee served as Managing Director and Chief Operating Officer, Lattice Strategies LLC (2009-2016); Chief Operating Officer at Avicenna Capital Management (2007-2009); and Chief Financial Officer at Steeple Capital LP (2005-2007).	N/A	N/A

THEODORE J. LUCAS (1966)	Vice President	Since 2017	Mr. Lucas serves as Executive Vice President of HFMG (since July 2016) and as Executive Vice President of Lattice Strategies LLC (since June 2017). Previously, Mr. Lucas served as Managing Partner of Lattice Strategies LLC (2003 to 2016).	N/A	N/A

JOSEPH G. MELCHER (1973)	Chief Compliance Officer and Vice President	Since 2017	Mr. Melcher serves as Executive Vice President of HFD (since December 2013) and has served as President (from April 2018 to June 2019) and Chief Executive Officer (from April 2018 to June 2019) of HFD. He also serves as Executive Vice President of HFMG and HASCO (since December 2013). Mr. Melcher also serves as Executive Vice President (since December 2013) and Chief Compliance Officer (since December 2012) of HFMC. Mr. Melcher also serves as Executive Vice President and Chief Compliance Officer of Lattice Strategies, LLC (since July 2016). Mr. Melcher has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds since joining The Hartford in 2012. Prior to joining The Hartford, Mr. Melcher worked at Touchstone Investments, a member of the Western & Southern Financial Group, where he held the position of Vice President and Chief Compliance Officer from 2010 through 2012 and Assistant Vice President, Compliance from 2005 to 2010.	N/A	N/A

77

Hartford Multifactor ETFs

Trustees and Officers of the Trust – (continued)

NAME, YEAR OF BIRTH AND ADDRESS(1)	POSITION HELD WITH THE TRUST	TERM OF OFFICE(2) AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX(3) OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS FOR PUBLIC COMPANIES AND OTHER REGISTERED INVESTMENT COMPANIES HELD BY TRUSTEE

VERNON J. MEYER (1964)	Vice President	Since 2016	Mr. Meyer serves as Managing Director and Chief Investment Officer of HFMC and Managing Director of HFMG (since 2013). Mr. Meyer has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Mr. Meyer joined The Hartford in 2004.	N/A	N/A

ALICE A. PELLEGRINO (1960)	Vice President and Assistant Secretary	Since 2016	Ms. Pellegrino serves as Vice President of HFMG (since December 2013). Ms. Pellegrino also serves as Vice President and Assistant Secretary of Lattice Strategies LLC (since June 2017). Ms. Pellegrino is a Senior Counsel and has served in various positions within The Hartford and its subsidiaries in connection with the operation of the Hartford Funds. Ms. Pellegrino joined The Hartford in 2007.	N/A	N/A

THOMAS R. PHILLIPS (1960)	Vice President and Secretary	Since 2017	Mr. Phillips currently serves as Vice President (since February 207) and Assistant Secretary (since June 2017) for HFMG. Mr. Phillips is Deputy General Counsel for HFMG. Prior to joining HFMG in 2017, Mr. Phillips was a Director and Chief Legal Officer of Saturna Capital Corporation from 2014–2016. Prior to that, Mr. Phillips was a Partner and Deputy General Counsel of Lord, Abbett & Co. LLC.	N/A	N/A

(1)	The address for each officer and Trustee is c/o Hartford Funds 690 Lee Road, Wayne, PA 19087.
(2)

Each Trustee holds an indefinite term until the earlier of (i) the election and qualification of his or her successor or (ii) when the Trustee turns 75 years of age. Each officer shall serve until his or her successor is elected and qualifies.

(3)

The portfolios of the “Fund Complex” are series of The Hartford Mutual Funds, Inc., The Hartford Mutual Funds II, Inc., Hartford Series Fund, Inc., Hartford HLS Series Fund II, Inc., Hartford Funds Master Fund, Lattice Strategies Trust, Hartford Funds Exchange-Traded Trust, Hartford Funds NextShares Trust, and Hartford Schroders Opportunistic Income Fund.

(4)	Effective August 7, 2019, Mr. Birdsong has been appointed as Chairman of the Board.
(5)	Effective December 5, 2019, Mr. Peterson will retire from the Board of Trustees.
(6)	“Interested person,” as defined in the 1940 Act, of the Trust because of the person’s affiliation with, or equity ownership of HFMC or affiliated companies.

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Hartford Multifactor ETFs

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 800-456-7526 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports once filed will be available (1) without charge, upon request, by calling 800-456-7526 and (2) on the SEC’s website at http://www.sec.gov.

79

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited)

Lattice Strategies Trust

Hartford Multifactor Developed Markets (ex-US) ETF

Hartford Multifactor Emerging Markets ETF

Hartford Multifactor Global Small Cap ETF

Hartford Multifactor Low Volatility International Equity ETF

Hartford Multifactor Low Volatility US Equity ETF

Hartford Multifactor REIT ETF

Hartford Multifactor US Equity ETF

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that each investment company’s board of trustees, including a majority of those trustees who are not “interested persons” of the investment company, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the continuation of the investment company’s investment advisory and sub-advisory agreements. At its meeting held on August 6-7, 2019, the Board of Trustees (the “Board”) of Lattice Strategies Trust (the “Trust”), including each of the Independent Trustees, unanimously voted to approve (i) the continuation of an investment advisory agreement (the “Investment Advisory Agreement”) by and between the Trust, on behalf of each of its funds listed above (each a “Fund” and collectively, the “Funds”) and Lattice Strategies LLC (“Lattice Strategies”), a wholly owned subsidiary of Hartford Funds Management Company, LLC; and (ii) a separate investment sub-advisory agreement (the “Sub-Advisory Agreement” and collectively with the Investment Advisory Agreement, the “Agreements”) between Lattice Strategies and the Funds’ sub-adviser, Mellon Investments Corporation (the “Sub-adviser,” and together with Lattice Strategies, the “Advisers”).

In the months preceding the August 6-7, 2019 meeting, the Board requested and reviewed written responses from the Advisers to questions posed to the Advisers on behalf of the Independent Trustees and supporting materials relating to those questions and responses. In addition, the Board considered such additional information as it deemed reasonably necessary to evaluate the Agreements, as applicable, with respect to each Fund, which included information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the Agreements that was presented at the Board’s meetings held on June 18, 2019 and August 6-7, 2019. Information provided to the Board at its meetings throughout the year included, among other things, reports on Fund performance, including tracking difference, legal, compliance and risk management matters, sales and marketing activity, and the other services provided to each Fund by the Advisers and their affiliates. The Board also considered the materials and in-person presentations by Fund officers and representatives of Lattice Strategies received at the Board’s meetings on June 18, 2019 and August 6-7, 2019 concerning the Agreements.

The Independent Trustees, advised by independent legal counsel throughout the evaluation process, engaged service providers to assist them with evaluating the Agreements with respect to each Fund, as applicable. Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, was retained to provide the Board with reports on how each Fund’s contractual advisory fees and overall expense ratio compared to those of comparable investment companies with similar investment objectives. The Independent Trustees also engaged an independent financial services consultant (the “Consultant”) to assist them in evaluating the Funds’ respective advisory fees, overall expense ratios and investment performance. In addition, the Consultant reviewed the profitability methodologies used by Lattice Strategies in connection with the continuation of the Investment Advisory Agreement.

In determining whether to continue the Agreements for a Fund, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements. The Board was also furnished with an analysis of its fiduciary obligations in connection with its evaluation of the Agreements and, throughout the evaluation process, the Board was assisted by counsel for the Funds. The Independent Trustees were also separately assisted by independent legal counsel. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Agreements is provided below.

Nature, Extent and Quality of Services Provided by the Advisers

The Board requested and considered information concerning the nature, extent and quality of the services provided to each Fund by the Advisers. The Board considered, among other things, the terms of the Agreements and the range of services provided by the Advisers. The Board considered the Advisers’ professional personnel who provide services to the Funds, including each Adviser’s ability and experience in attracting and retaining qualified personnel to service the Funds. The Board considered each Adviser’s reputation and overall financial strength, as well as its willingness to consider and implement organizational and operational changes designed to enhance services to the Funds. In addition, the Board considered the quality of each Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Funds.

The Board also requested and evaluated information concerning each Adviser’s regulatory and compliance environment. In this regard, the Board requested and reviewed information about each Adviser’s compliance policies and procedures, compliance history, and a report from the Funds’ Chief Compliance Officer about each Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance issues raised by regulators. The Board also noted the Advisers’ support of the Funds’ compliance control structure, as applicable, and, in particular, the resources devoted by the Advisers in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity risk management program, as well as the efforts of the Advisers to combat cybersecurity risks and invest in business continuity planning.

80

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

With respect to Lattice Strategies, the Board noted that, under the Investment Advisory Agreement, Lattice Strategies is responsible for the management of the Funds, including oversight of fund operations and service providers, and the provision of administrative and investment advisory services in connection with selecting, monitoring and supervising the Sub-adviser. In this regard, the Board evaluated information about the nature and extent of responsibilities retained and risks assumed by Lattice Strategies that were not delegated to or assumed by the Sub-adviser. The Board considered that Lattice Strategies is responsible for the creation, maintenance and ongoing monitoring of each Fund’s custom proprietary benchmark index. The Board considered Lattice Strategies’ ongoing monitoring of people, process and performance and oversight of the Funds’ portfolio managers. The Board considered Lattice Strategies’ periodic due diligence reviews of the Sub-adviser and ongoing oversight of the Sub-adviser’s investment approach and results, process for monitoring best execution of portfolio trades and other trading operations by the Sub-adviser, and approach to risk management with respect to the Funds and the service providers to the Funds. The Board considered Lattice Strategies’ oversight of the Funds’ securities lending program and noted the income earned by the Funds in connection with their participation in the program. The Board also considered Lattice Strategies’ day-to-day oversight of each Fund’s compliance with its investment objective and policies as well as with applicable laws and regulations.

The Board considered that Lattice Strategies or its affiliates are responsible for providing the Funds’ officers. The Board also considered the entrepreneurial and other risks assumed by Lattice Strategies in connection with sponsoring and providing ongoing services to each Fund.

With respect to the Sub-adviser, which is responsible for the daily investment of the Funds’ assets, subject to oversight by Lattice Strategies, the Board considered, among other things, the quality of each Fund’s portfolio managers, the Sub-adviser’s other investment personnel, its investment process, its investment research capabilities and resources, its performance record, its trade execution capabilities and its experience. The Board considered the experience of each Fund’s portfolio managers, the number of accounts managed by the portfolio managers, and the Sub-adviser’s method for compensating the portfolio managers.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by Lattice Strategies and the Sub-adviser.

Performance of each Fund and the Advisers

The Board considered the investment performance of each Fund. In this regard, the Board reviewed the performance of each Fund over different time periods presented in the materials and evaluated Lattice Strategies’ analysis of the Fund’s performance for these time periods. The Board considered information and materials provided to the Board by the Advisers concerning Fund performance, including information comparing each Fund’s investment performance to the performance of its custom proprietary benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below.

The Board considered the detailed investment analytics reports provided by each Adviser throughout the year, including in connection with the approval of the Agreements. These reports include, among other things, information on each Fund’s gross returns and net returns, each Fund’s tracking difference as it relates to tracking the performance of its custom proprietary benchmark index, various statistics concerning the Fund’s portfolio, and a narrative summary of various factors affecting Fund performance. In reviewing the tracking difference reports, the Board considered Lattice Strategies’ assessment of each Fund’s tracking difference, including information comparing each Fund’s tracking difference to a general tracking difference range established for the Fund over various periods, Lattice Strategies’ views regarding the appropriateness of the general tracking difference ranges and explanations of the factors contributing to any tracking difference. For details regarding each Fund’s tracking difference, see the Fund-by-Fund synopsis below. The Board considered the Advisers’ work with the Investment Committee, which assists the Board in evaluating the performance of each Fund at periodic meetings throughout the year and specifically with respect to the approval of the Agreements. The Board also considered the analysis provided by the Consultant relating to each Fund’s performance track record.

While the Board primarily evaluated each Fund’s performance by reviewing the Fund’s tracking difference relative to its custom proprietary benchmark index, the Board also considered Lattice Strategies’ assessment of the quality of each Fund’s custom proprietary benchmark index and whether each such index was continuing to function as intended. The Board reviewed the performance of each Fund and its custom proprietary benchmark index relative to an unaffiliated broad-based securities market index and found such comparisons to be useful in evaluating the quality of the Fund’s custom proprietary benchmark index. The Board also considered that Lattice Strategies believes that each Fund’s custom proprietary benchmark index was continuing to function as intended.

In light of all the considerations noted above, the Board concluded that it had continued confidence in Lattice Strategies’ and the Sub-adviser’s overall capabilities to manage the Funds.

Costs of the Services and Profitability of the Advisers

The Board reviewed information regarding Lattice Strategies’ cost to provide investment management and related services to each Fund and Lattice Strategies’ estimated profitability, both overall and for each Fund, on a pre-tax basis without regard to distribution expenses. The Board also requested and received information relating to the operations and profitability of the Sub-adviser. The Board considered representations from Lattice Strategies and the Sub-adviser that the Sub-adviser’s fees were negotiated at arm’s length and that the sub-advisory fees are paid by Lattice Strategies and not the Funds. Accordingly, the Board concluded that the profitability of the Sub-adviser is a less relevant factor with respect to the Board’s consideration of the Sub-Advisory Agreement.

81

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

The Board considered the Consultant’s review of the methodologies and estimates used by Lattice Strategies in calculating profitability in connection with the continuation of the Investment Advisory Agreement, including a description of the methodology used to allocate certain expenses. The Board noted the Consultant’s view that Lattice Strategies’ process for calculating and reporting Fund profitability is reasonable and consistent with the process previously reviewed by the Consultant. In this regard, the Board noted that the Consultant had previously performed a full review of this process and reported that such process is sound and consistent with common industry practice.

Based on these considerations, the Board concluded that the profits anticipated to be realized by the Advisers from their relationships with the Funds would not be excessive.

Comparison of Fees and Services Provided by the Advisers

The Board considered the comparative information that had been provided at meetings on June 18, 2019 and August 6-7, 2019 with respect to the services rendered to and the management fees to be paid by each Fund to Lattice Strategies and the total expense ratio of the Fund. The Board considered that Lattice Strategies would pay all expenses of the Trust, except for (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses; (iv) any distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (v) the advisory fee payable to Lattice Strategies. The Board also considered comparative information with respect to the sub-advisory fees to be paid by Lattice Strategies to the Sub-adviser with respect to each Fund. In this regard, the Board requested and reviewed information from Lattice Strategies and the Sub-adviser relating to the management and sub-advisory fees, including the sub-advisory fee schedule, and total operating expenses for each Fund. The Board also reviewed information from Broadridge comparing each Fund’s contractual management fees and overall expense ratio relative to an appropriate group of funds selected by Broadridge (“Peer Group”). For details regarding each Fund’s expenses, see the Fund-by-Fund synopsis below.

The Board considered the methodology used by Broadridge to select the applicable Peer Groups. While the Board recognized that comparisons between a Fund and its Peer Group may be imprecise given the different service levels and characteristics of the investment companies and the different business models and cost structures of the Advisers, the comparative information provided by Broadridge assisted the Board in evaluating the reasonableness of each Fund’s fees and total operating expenses. In addition, the Board considered the analysis and recommendations of the Consultant relating to each Fund’s fees and total operating expenses.

The Board received information regarding fees charged by Lattice Strategies to other clients that are mutual funds with investment strategies similar to those of Hartford Multifactor Developed Markets (ex-US) ETF and Hartford Multifactor US Equity ETF. The Board reviewed information about structural, operational and other differences between the Hartford Multifactor Developed Markets (ex-US) ETF and Hartford Multifactor US Equity ETF and the other mutual fund clients, including differences in the services provided by Lattice Strategies to each type of product and differences in the marketplace in which each type of product must compete.

Based on these considerations, the Board concluded that each Fund’s fees and total operating expenses, in conjunction with the information about quality of services, profitability, economies of scale, and other matters discussed, were reasonable in light of the services provided.

Economies of Scale

The Board considered information regarding the extent to which economies of scale may be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund. The Board also considered that any economies of scale in respect of the management of a Fund would benefit Lattice Strategies due to the unitary fee structure of the Fund. The Board considered that each Fund could share in the benefits from economies of scale as assets in the Fund grow. The Board noted that the Funds do not have management fee breakpoints. However, the Board considered that Lattice Strategies shares potential economies of scale with shareholders in a variety of ways, including through initially setting competitive fee rates and pricing each Fund to scale at inception, as well as additional investments in Lattice Strategies’ business and the provision of improved or additional infrastructure and services to the Funds and their shareholders. The Board also noted that, for each of the Hartford Multifactor Global Small Cap ETF, Hartford Multifactor Emerging Markets ETF and Hartford Multifactor REIT ETF, the Fund’s current low asset levels means that the Fund has achieved limited, if any, economies of scale.

The Board also considered how any benefits from economies of scale would be realized by the various parties. Based on these considerations, the Board concluded that it was satisfied with the extent to which economies of scale would be shared for the benefit of each Fund’s shareholders. The Board noted, however, that it would review future growth in each Fund’s assets and the appropriateness of any potential future management fee breakpoints as part of its future annual review of the Agreements.

Other Benefits

The Board considered other benefits to the Advisers and their affiliates from their relationships with the Funds.

82

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Fund-by-Fund factors

Solely for purposes of the Fund-by-Fund discussion below, the Board noted that Fund performance is referred to as “in line with” a Fund’s custom proprietary benchmark index where the Fund’s tracking difference relative to its custom proprietary benchmark index was within a range previously established by the Board.

Hartford Multifactor Developed Markets (ex-US) ETF

•

The Board noted that the Fund exceeded its tracking difference threshold for the 1-year period but was in line with its custom proprietary benchmark index for the 3-year period. The Board noted that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index. The Board considered the causes of the tracking difference for the Fund, noting that the Fund outperformed its custom proprietary index on a gross of fees basis.

•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.

Hartford Multifactor Emerging Markets ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1- and 3-year periods, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index. The Board also noted that the Fund will replace its custom proprietary benchmark index with a new custom proprietary benchmark index and considered that certain changes will be made to the Fund’s principal investment strategy.

•

The Board noted that the Fund’s contractual management fee was in the 2nd quintile of its expense group, while its actual management fee was in the 4th quintile and its total expenses were in the 3rd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a permanent fee reduction, which will be implemented on September 11, 2019.

Hartford Multifactor Global Small Cap ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1- and 3-year periods, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index. The Board also noted that the Fund will replace its custom proprietary benchmark index with a new custom proprietary benchmark index and considered that certain changes will be made to the Fund’s principal investment strategy.

•

The Board noted that the Fund’s contractual management fee and total expenses were in the 2nd quintile of its expense group, while its actual management fee was in the 3rd quintile. In considering the Fund’s expenses, the Board noted the shareholder savings expected to result from a permanent fee reduction, which will be implemented on November 6, 2019. The Board considered that the Fund’s expense group would change as a result of the upcoming changes to the Fund’s principal investment strategy and noted that the Fund’s revised contractual management fee and its expected total expenses and actual management fee are expected to be in the 2nd quintile of its new expense group.

Hartford Multifactor Low Volatility International Equity ETF

•

The Board noted that the Fund exceeded its tracking difference threshold for the 1-year period but was in line with its custom proprietary benchmark index since the Fund’s inception. The Board noted that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index. The Board considered the causes of the tracking difference for the Fund, noting that the Fund outperformed its custom proprietary index on a gross of fees basis. The Board also noted that the Fund will replace its custom proprietary benchmark index with a new custom proprietary benchmark index and considered that certain changes will be made to the Fund’s principal investment strategy.

•	The Board noted that the Fund’s contractual management fee and total expenses were in the 1st quintile of its expense group, while its actual management fee was in the 2nd quintile.

Hartford Multifactor Low Volatility US Equity ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-year period, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 2nd quintile of its expense group.

83

Hartford Multifactor ETFs

Approval of Investment Advisory and Investment Sub-Advisory Agreements (Unaudited) – (continued)

Hartford Multifactor REIT ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1-year period, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index.

•

The Board noted that the Fund’s contractual management fee and total expenses were ranked 2nd out of four in its expense group, while its actual management fee was ranked 3rd out of four in its expense group.

Hartford Multifactor US Equity ETF

•

The Board noted that the Fund’s performance was in line with its custom proprietary benchmark index for the 1- and 3-year periods, noting that the Fund seeks to provide investment results that, before fees and expenses, correspond to the total return performance of its custom proprietary benchmark index. The Board also noted that the Fund will replace its custom proprietary benchmark index with a new custom proprietary benchmark index and considered that certain changes will be made to the Fund’s principal investment strategy.

•	The Board noted that the Fund’s contractual management fee, actual management fee and total expenses were in the 1st quintile of its expense group.

* * * *

Based upon its review of these various factors, among others, the Board concluded that it is in the best interests of each Fund for the Board to continue the Agreements for an additional year. In reaching this decision, the Board did not assign relative weights to the factors discussed above or deem any one or group of them to be controlling in and of themselves. In connection with their deliberations, the Independent Trustees met separately in executive session on several occasions, with independent legal counsel and the Consultant, to review the relevant materials and consider their responsibilities under relevant laws and regulations.

84

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2019), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Renato Acquisition Co.; Sentinel Insurance Company, Ltd; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2019

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

Exchange-traded products are distributed by ALPS Distributors, Inc. (ALPS). Advisory services are provided by Lattice Strategies, LLC (Lattice) and Mellon Investments Corporation. Hartford Funds refers to Hartford Funds Distributors, LLC, Member FINRA, Hartford Funds Management Company, LLC, and Lattice, which are not affiliated with ALPS.

ETFAR-MLT19    11/19    213583    LAT001595_11/2020    Printed in U.S.A.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable.

(c)	There have been no amendments to the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable

(f)	A copy of the code of ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant (the “Board”) has designated David Sung as an Audit Committee Financial Expert. Mr. Sung is considered by the Board to be an independent trustee.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were:

$112,000 for the fiscal year ended September 30, 2018; $112,000 for the fiscal year ended September 30, 2019.

(b)	Audit Related Fees: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were:

$0 for the fiscal year ended September 30, 2018; $0 for the fiscal year ended September 30, 2019. Audit-related services principally in connection with Rule 17Ad-13 under the Securities Exchange Act of 1934.

(c)	Tax Fees: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were:

$69,713 for the fiscal year ended September 30, 2018; $85,817 for the fiscal year ended September 30, 2019. Tax-related services are principally in connection with, but not limited to, general tax services, excise tax and Passive Foreign Investment Company (PFIC) analysis.

(d)

All Other Fees: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were:

$0 for the fiscal year ended September 30, 2018; $0 for the fiscal year ended September 30, 2019.

(e)	Pre-Approval Policies and Procedures

(1) The Pre-Approval Policies and Procedures (the “Policy”) adopted by the Audit Committee of the Registrant (also, the “Fund”) sets forth the procedures pursuant to which services performed by the independent registered public accounting firm for the Registrant may be pre-approved. The following are some main provisions from the Policy.

1.	The Audit Committee must pre-approve all audit services and non-audit services that the independent registered public accounting firm provides to the Fund.

2.

The Audit Committee must pre-approve any engagement of the independent registered public accounting firm to provide non-audit services to any Service Affiliate (which is defined to include any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund) during the period of the independent registered public accounting firm’s engagement to provide audit services to the Fund, if the non-audit services to the Service Affiliate directly impact the Fund’s operations and financial reporting.

3.	The Audit Committee shall pre-approve certain non-audit services to the Fund and its Service Affiliates pursuant to procedures set forth in the Policy.

4.

The Audit Committee, from time to time, may designate one or more of its members who are Independent Trustees (each a “Designated Member”) to consider, on the Audit Committee’s behalf, any non-audit services, whether to the Fund or to any Service Affiliate, that have not been pre-approved by the Audit Committee. The Designated Member also shall review, on the

Audit Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. In considering any requested non-audit services or proposed material change in such services, the Designated Member shall not authorize services which would exceed $50,000 in fees for such services.

5.

The independent registered public accounting firm may not provide specified prohibited non-audit services set forth in the Policy to the Fund, the Fund’s investment adviser, the Service Affiliates or any other member of the investment company complex.

(2) There were no pre-approval requirements waived for the services provided to the Registrant described in paragraphs (b)-(d) of Item 4 by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “De Minimis Rule”). There were no fees billed for services provided to the Adviser described in paragraphs (b)-(d) of Item 4 that were required to be pre-approved by the Audit Committee as described in paragraph (e)(1) of Item 4.

(f)

None of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended September 30, 2019, were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

For the fiscal year ended September 30, 2019, the aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Registrant for each of the last two fiscal years of the Registrant were:

Non-Audit fees: $69,713 for the fiscal year ended September 30, 2018; $85,817 for the fiscal year ended September 30, 2019.

(h)

The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

(a)

The Registrant has an audit committee that was established by the Board of Trustees of the Registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the Registrant’s Audit Committee are Hilary E. Ackermann, Lynn S. Birdsong and David Sung.

(b)	Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the annual report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of Ethics referred to in Item 2 is attached.
(a)(2)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(a)(4)	Change in Registrant’s Independent Public Accountant
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

Date: December 6, 2019	By:	/s/ James E. Davey
James E. Davey
President and
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 6, 2019	By:	/s/ James E. Davey
James E. Davey
President and
Chief Executive Officer

Date: December 6, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer (Principal Financial Officer and
Principal Accounting Officer)